Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST FEDERAL BANCSHARES OF ARKANSAS INC
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		19,302,603
Entity Public Float			$ 30,300,000
Amendment Flag	false
Entity Central Index Key	0001006424
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Condensed Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and collection items		$ 7,982	$ 8,536
Interest bearing deposits with banks		34,625	71,263
Cash and cash equivalents	48,263	42,607	79,799
Interest-bearing time deposits in banks	25,858	29,592	27,113
Investment securities available for sale	48,220	53,325	62,077
Federal Home Loan Bank stock—at cost	375	375	576
Loans receivable, net of allowance of $13,249, $15,676, and $20,818, respectively	331,631	337,328	331,453
Loans held for sale	3,369	4,435	3,339
Accrued interest receivable	1,357	1,501	1,516
Real estate owned - net	11,967	16,658	28,113
Office properties and equipment - net	18,386	20,069	21,441
Office properties and equipment held for sale	2,068	565
Cash surrender value of life insurance	23,401	23,003	22,213
Prepaid expenses and other assets	856	937	1,406
TOTAL	515,751	530,395	579,046
Deposits:
Interest bearing		432,481	473,043
Noninterest bearing		22,570	25,538
Deposits	437,203	455,051	498,581
Deposits held for sale	4,690
Other borrowings	996	3,109	6,679
Advance payments by borrowers for taxes and insurance	294	676	816
Other liabilities	1,572	1,899	4,077
Total liabilities	444,755	460,735	510,153
STOCKHOLDERS’ EQUITY:
Common stock, $.01 par value—30,000,000 shares authorized; 19,897,603, 19,302,603, 19,302,603 shares issued and outstanding at June 30, 2013, December 31, 2012, and December 31, 2011, respectively	199	193	193
Additional paid-in capital	92,594	90,719	90,572
Accumulated other comprehensive income (loss)	(169)	763	898
Accumulated deficit	(21,628)	(22,015)	(22,770)
Total stockholders’ equity	70,996	69,660	68,893
TOTAL	$ 515,751	$ 530,395	$ 579,046

Condensed Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loans receivable (in Dollars)	$ 13,249	$ 15,676	$ 20,818
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	19,879,603	19,302,603	19,302,603
Common stock, shares outstanding	19,879,603	19,302,603	19,302,603

Condensed Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME:
Loans receivable	$ 3,970	$ 4,422	$ 8,051	$ 9,063	$ 17,644	$ 20,043
Investment securities:
Taxable	56	94	110	273	386	1,858
Nontaxable	293	309	606	577	1,232	823
Other	138	152	271	275	537	348
Total interest income	4,457	4,977	9,038	10,188	19,799	23,072
INTEREST EXPENSE:
Deposits	817	1,097	1,663	2,318	4,322	6,351
Other borrowings	13	30	26	63	100	331
Total interest expense	830	1,127	1,689	2,381	4,422	6,682
NET INTEREST INCOME	3,627	3,850	7,349	7,807	15,377	16,390
PROVISION FOR LOAN LOSSES		6		22	22	859
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,627	3,844	7,349	7,785	15,355	15,531
NONINTEREST INCOME:
Net gain (loss) on sales and calls of investment securities		542		542	542	(439)
Deposit fee income	802	977	1,572	2,071	3,951	4,857
Earnings on life insurance policies	200	194	398	387	790	769
Gain on sale of loans	263	220	459	418	923	661
Other	75	73	164	274	381	446
Total noninterest income	1,340	2,006	2,593	3,692	6,587	6,294
NONINTEREST EXPENSES:
Salaries and employee benefits	2,804	2,709	5,482	5,584	11,024	11,365
Net occupancy expense	608	619	1,226	1,309	2,554	2,601
Real estate owned, net	45	(258)	(51)	(292)	717	19,194
FDIC insurance	170	291	341	589	1,048	1,378
Supervisory assessments	53	75	107	150	295	341
Data processing	397	787	733	1,263	2,058	1,579
Professional fees	151	192	410	590	963	1,087
Advertising and public relations	74	69	144	139	258	342
Postage and supplies	108	160	217	292	487	512
Other	473	497	946	952	1,783	2,460
Total noninterest expenses	4,883	5,141	9,555	10,576	21,187	40,859
INCOME (LOSS) BEFORE INCOME TAXES	84	709	387	901	755	(19,034)
INCOME TAX	0
NET INCOME (LOSS)	84	709	387	901	755	(19,034)
PREFERRED STOCK DIVIDENDS, ACCRETION OF DISCOUNTAND GAIN ON REDEMPTION OF PREFERRED STOCK						(10,500)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS					755	(8,534)
Basic earnings per common share (in Dollars per share)	$ 0	$ 0.04	$ 0.02	$ 0.05	$ 0.04	$ (0.67)
Diluted earnings per common share (in Dollars per share)	$ 0	$ 0.03	$ 0.02	$ 0.04
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized holding (losses) gains arising during the period	(857)	197	(932)	258	407	2,779
Reclassification adjustments for gain included in net income		(542)		(542)	(542)	439
COMPREHENSIVE INCOME (LOSS)	$ (773)	$ 364	$ (545)	$ 617	$ 620	$ (15,816)

Condensed Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 16,261	$ 10	$ 26,834	$ (2,320)	$ (4,665)	$ 36,120
Balance (in Shares) at Dec. 31, 2010	16,500	969,357
Net income (loss)					(19,034)	(19,034)
Other comprehensive income (loss)				3,218		3,218
Redemption of preferred stock and warrants	(16,261)		16,261
Redemption of preferred stock and warrants (in Shares)	(16,500)
Cancellation of preferred stock dividends					929	929
Common stock issued, net of offering costs of $1.4 million		183	44,789			44,972
Common stock issued, net of offering costs of $1.4 million (in Shares)		18,333,246
Exercise of warrants (in Shares)		18,333,246
Stock compensation expense			68			68
Issuance of 2 million warrants			2,620			2,620
Balance at Dec. 31, 2011		193	90,572	898	(22,770)	68,893
Balance (in Shares) at Dec. 31, 2011		19,302,603
Net income (loss)					755	755
Other comprehensive income (loss)				(135)		(135)
Stock compensation expense			147			147
Balance at Dec. 31, 2012		193	90,719	763	(22,015)	69,660
Balance (in Shares) at Dec. 31, 2012		19,302,603
Net income (loss)					387	387
Other comprehensive income (loss)				(932)		(932)
Common stock issued, net of offering costs of $1.4 million (in Shares)		595,000
Exercise of warrants		6	1,779			1,785
Exercise of warrants (in Shares)		595,000
Stock compensation expense			96			96
Balance at Jun. 30, 2013		$ 199	$ 92,594	$ (169)	$ (21,628)	$ 70,996
Balance (in Shares) at Jun. 30, 2013		19,897,603

Condensed Consolidated Statements of Stockholders' Equity (Parentheticals)	Dec. 31, 2011
Warrants Issued	2,000,000

Condensed Consolidated Statements of Cash Flows (Unaudited June 30, 2012 and 2013) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 387	$ 901	$ 755	$ (19,034)
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses		22	22	859
Provision for real estate losses	219	308	1,388	17,335
Deferred tax provision	654	(105)	1,991	299
Deferred tax valuation allowance	(654)	105	(1,991)	(299)
Net (accretion) amortization of investment securities	(12)	9	33	(27)
Federal Home Loan Bank stock dividends		(2)	(3)	(6)
Gain on sale of fixed assets, net	(42)	(126)	(106)	(17)
Gain on sale of real estate owned, net	(374)	(792)	(1,223)	784
Gain on sale of investment securities, net		(542)	(542)	439
Originations of loans held for sale	(23,788)	(21,492)	(46,853)	(32,643)
Proceeds from sales of loans held for sale	25,313	20,832	46,680	34,467
Gain on sale of loans originated to sell	(459)	(418)	(923)	(661)
Depreciation	713	736	1,445	1,407
Amortization of deferred loan costs, net	54	26	86	215
Earnings on life insurance policies	(398)	(387)	(790)	(769)
Stock compensation	96	79	147	68
Changes in operating assets and liabilities:
Accrued interest receivable	144	(43)	15	1,029
Prepaid expenses and other assets	81	317	469	1,084
Other liabilities	(327)	10	(544)	165
Net cash provided by (used in) operating activities	1,607	(562)	56	4,695
INVESTING ACTIVITIES:
Purchases of interest-bearing time deposits in banks		(496)	(4,470)	(27,113)
Redemptions of interest-bearing time deposits in banks	3,734	498	1,991
Purchases of investment securities available for sale		(14,977)	(24,776)	(34,186)
Proceeds from maturities and calls of investment securities available for sale	4,185	20,178	32,268	59,655
Federal Home Loan Bank stock purchased				(633)
Federal Home Loan Bank stock redeemed			204	1,320
Loan originations, net of repayments	(7,239)	(2,314)	(4,461)	34,083
Loan participations purchased	(3,000)	(1,661)	(6,650)	(4,000)
Loans sold	15,438			7,000
Proceeds from sales of real estate owned	5,307	7,583	16,675	10,242
Improvements to real estate owned	(17)	(128)	(257)	(26)
Proceeds from sales of office properties and equipment	362	249	272	21
Purchases of office properties and equipment	(853)	(84)	(804)	(615)
Net cash provided by investing activities	17,917	8,848	9,992	45,748
FINANCING ACTIVITIES:
Net increase (decrease) in deposits	4,678	(20,358)	(43,530)	(43,219)
Sale of deposits in connection with branch sale	(17,836)
Repayment of advances from Federal Home Loan Bank	(2,113)	(2,356)	(3,570)	(11,514)
Net decrease in advance payments by borrowers for taxes and insurance	(382)	(431)	(140)	90
Proceeds from issuance of common stock				47,592
Proceeds from exercise of warrants	1,785
Net cash used in financing activities	(13,868)	(23,145)	(47,240)	(7,051)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,656	(14,859)	(37,192)	43,392
CASH AND CASH EQUIVALENTS:
Beginning of period	42,607	79,799	79,799	36,407
End of period	48,263	64,940	42,607	79,799
Cash paid for:
Interest	1,688	2,402	4,453	6,847
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Real estate and other assets acquired in settlement of loans	1,217	4,979	6,792	15,658
Loans to faciltate sales of real estate owned	773	953	1,664	3,925
Sales of real estate owned financed by the Bank	773	953	1,664	3,925
Investment securities purchased—not settled		348		1,634
Transfers from office properties and equipment to office properties and equipment held for sale	1,503
Transfers from deposits to deposits held for sale in probable branch sale	4,690
Preferred dividends cancelled				$ 929

Note 1 - Summary of Significant Accounting Policies - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation—First Federal Bancshares of Arkansas, Inc. (the “Company”) is a unitary holding company that owns all of the stock of First Federal Bank (the “Bank”). The Company, through its ownership of the Bank, is principally in the business of community banking and therefore is considered a banking operation with no separately reportable segments. The Bank provides a broad line of financial products to individuals and small- to medium-sized businesses. The consolidated financial statements also include the accounts of the Bank’s wholly owned subsidiary, First Harrison Service Corporation, which is inactive.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, such information reflects all adjustments which are, in the opinion of management, necessary for a fair statement of results for the interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and the Bank. Intercompany transactions have been eliminated in consolidation. Certain reclassifications of prior period amounts have been made to conform with the current period presentation. These reclassifications had no impact on previously reported net income.

The results of operations for the six months ended June 30, 2013, are not necessarily indicative of the results to be expected for the year ending December 31, 2013. The unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2012, contained in the Company’s 2012 Annual Report on Form 10-K as filed with the Securities and Exchange Commission (“SEC”).

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation—First Federal Bancshares of Arkansas, Inc. (the “Company”) is a unitary holding company that owns all of the stock of First Federal Bank (the “Bank”). The Company is substantially in the business of community banking and therefore is considered a banking operation with no separately reportable segments. The Bank provides a broad line of financial products to individuals and small- to medium-sized businesses. The consolidated financial statements also include the accounts of the Bank’s wholly owned subsidiary, First Harrison Service Corporation (“FHSC”), which is inactive. Intercompany transactions have been eliminated in consolidation.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be significant. Valuation of real estate owned, fair value of financial instruments, valuation of deferred tax assets and the allowance for loan and lease losses are material estimates that are particularly susceptible to significant change in the near term.

Significant Estimates and Concentrations—Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan and lease losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk. Other significant estimates and concentrations not discussed in those footnotes include:

Real Estate Owned. Real estate owned (“REO”) of $16.7 million includes commercial and residential lots and land in our market area with a carrying value of $6.6 million at December 31, 2012. The carrying values of these properties reflect management’s best estimate of the amount to be realized from the sale of the properties. There have been limited recent sales of comparable properties in the area to consider in estimating the values, and the market for such properties is limited. Therefore, the amount that the Bank realizes from the sale of these properties could differ materially in the near term from the carrying value reflected in these financial statements.

Pension Benefits. The Bank is a participant in a noncontributory multiemployer defined benefit pension plan. The plan was frozen as of July 1, 2010, eliminating all future benefit accruals for participants in the plan and closing the plan to new participants as of that date. The Bank will continue to incur costs consisting of administration and Pension Benefit Guaranty Corporation insurance expenses as well as amortization charges based on the funding level of the plan.  Costs for the plan year beginning July 1, 2012, are approximately $441,000 all of which was contributed as of December 31, 2012. The level of amortization charges is determined by the plan's funding shortfall, which is determined by comparing plan liabilities to plan assets.  Based on factors that influence the levels of plan assets and liabilities, such as the level of interest rates and the performance of plan assets, it is reasonably possible that events could occur that would materially change the estimated amount of the Bank’s required contribution in the near term. Additionally, if the Bank were to terminate the plan, the Bank could incur a significant withdrawal liability.

Cash and Cash Equivalents—For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand and amounts due from depository institutions, which includes interest bearing amounts available upon demand.

Investment Securities—The Company classifies investment securities into one of two categories: held to maturity or available for sale. The Company does not engage in trading activities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity and recorded at cost, adjusted for the amortization of premiums and the accretion of discounts.

Investment securities that the Company intends to hold for indefinite periods of time are classified as available for sale and are recorded at fair value. Unrealized holding gains and losses are excluded from earnings and reported net of tax in other comprehensive income. Investment securities in the available for sale portfolio may be used as part of the Company’s asset and liability management practices and may be sold in response to changes in interest rate risk, prepayment risk, or other economic factors.

Premiums are amortized into interest income using the interest method to the earlier of maturity or call date. Discounts are accreted into interest income using the interest method over the period to maturity. The specific identification method of accounting is used to compute gains or losses on the sales of investment securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis. In estimating whether impairment is other than temporary, management considers whether the Company intends to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the present values of expected cash flows is not sufficient to recover the entire amortized cost. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI is recognized in earnings equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.

Loans Receivable—The Bank originates and maintains loans receivable that are substantially concentrated in its lending territory (primarily Northwest, Northcentral and Central Arkansas). The majority of the Bank’s loans are residential mortgage loans and commercial real estate loans. The Bank’s policy generally calls for collateral or other forms of security to be received from the borrower at the time of loan origination. Such collateral or other form of security is subject to changes in economic value due to various factors beyond the control of the Bank.

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at unpaid principal balances adjusted for any charge-offs, the allowance for loan and lease losses, and any deferred loan fees or costs. Deferred loan fees or costs and discounts on loans are amortized or accreted to income using the level-yield method over the remaining period to contractual maturity.

Mortgage loans originated and committed for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Such loans are generally carried at cost due to the short period of time between funding and sale, generally two to three weeks.

The accrual of interest on loans is generally discontinued when the loan becomes 90 days past due, or, in management’s opinion, the borrower is judged to be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method until qualifying for return to accrual, except when doubt exists as to ultimate collectability of principal and interest. A loan is generally returned to accrual status when the loan is no longer past due and, in the opinion of management, collection of the remaining balance can be reasonably expected. The Company may continue to accrue interest on certain loans that are 90 days past due or more if such loans are well-secured and in the process of collection.

Allowance for Loan and Lease Losses—The allowance for loan and lease losses (“ALLL”) is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the ALLL when management believes it is likely that a loan balance is uncollectible. Subsequent recoveries, if any, are credited to the ALLL.

The ALLL represents management’s estimate of incurred credit losses inherent in the Company’s loan portfolio as of the balance sheet date. The estimation of the ALLL is based on a variety of factors, including past loan loss experience, the current credit profiles of the Company’s borrowers, adverse situations that have occurred that may affect borrowers’ ability to repay, the estimated value of underlying collateral, and general economic conditions, including unemployment, bankruptcy trends, vacancy rates, and the level and trend of home sales and prices. Losses are recognized when available information indicates that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available or conditions change.

The methodology for estimating the ALLL consists of (1) an allocated allowance on identified impaired loans and leases (sometimes referred to as a specific allowance) and (2) a general allowance on the remainder of the loan and lease portfolio. Although the Bank determines the amount of each component of the ALLL separately, the entire allowance is available to absorb losses in the loan portfolio.

Allocated (Specific) Allowance

Allocated, or specific, allowances represent impairment measurements on certain impaired loans as further described below. A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the note. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the short fall in relation to the principal and interest owed. Classified loans where the borrower’s total loan relationship exceeds $250,000 are evaluated for impairment on a loan-by-loan basis quarterly. Nonaccrual loans and troubled debt restructurings (“TDRs”) are considered to be impaired loans. TDRs are restructurings in which the Bank, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that the Bank would not otherwise consider. Impairment is measured quarterly on a loan-by-loan basis for all TDRs and impaired loans where the aggregate relationship balance exceeds $250,000 by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Impaired loans under this threshold are aggregated and included in loan pools with their ALLL calculated as described in the following paragraph.

Groups of smaller balance homogeneous loans are collectively evaluated for impairment. Homogeneous loans are those that are considered to have common characteristics that provide for evaluation on an aggregate or pool basis. The Bank considers the characteristics of (1) one- to four-family residential mortgage loans; (2) unsecured consumer loans; and (3) collateralized consumer loans to permit consideration of the appropriateness of the allowance for losses of each group of loans on a pool basis. The primary methodology used to determine the appropriateness of the allowance for losses includes segregating certain specific, poorly performing loans based on their performance characteristics from the pools of loans as to type, valuing these loans, and then applying a loss factor to the remaining pool balance based on several factors including past loss experience, inherent risks, and economic conditions in the primary market areas.

General Allowance

The general component of the ALLL is based on historical loss experience adjusted for qualitative factors stratified by loan segments and classes. Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the applicable qualitative factors. The applied loss factors are reevaluated quarterly to ensure their relevance at each reporting period.

Rate Lock Commitments—The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments) as well as corresponding commitments to sell such loans to investors. Rate lock commitments as well as the related sales commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value in derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans. Fair value is based on fees currently charged to enter into similar agreements, and for fixed rate commitments also considers the difference between current levels of interest rates and the committed rates.

Real Estate Owned, Net—Real estate owned represents foreclosed assets held for sale and is initially recorded at estimated fair value less estimated costs to sell, establishing a new cost basis. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of carrying amount or fair value less costs to sell. Adjustments for losses are charged to operations when the estimated fair value falls below` the carrying value. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs that do not extend the lives of the respective assets are expensed.

Office Properties and Equipment, Net—Land is carried at cost. Buildings and equipment are stated at cost less accumulated depreciation and amortization. The Company computes depreciation using the straight-line method over the estimated useful lives of the individual assets, which range from 3 to 40 years.

Cash Surrender Value of Life Insurance—Cash surrender value of life insurance represents life insurance purchased by the Bank on a qualifying group of officers with the Bank designated as owner and beneficiary of the policies. The yield on these policies is used to offset a portion of employment benefit costs. The policies are recorded on the consolidated statements of financial condition at their cash surrender values with changes in cash surrender values reported in noninterest income. Death benefits in excess of the cash surrender value are recorded in noninterest income at the time of death.

Income Taxes— The Company estimates its income taxes payable based on the amounts it expects to owe to the various taxing authorizes (i.e. federal, state and local). In estimating income taxes, management assesses the relative merits and risks of the tax treatment of transactions, taking into account statutory, judicial and regulatory guidance in the context of the Company’s tax position. Management also relies on tax opinions, recent audits, and historical experience.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various statement of financial condition assets and liabilities and gives current recognition to changes in tax rates and laws. Deferred tax assets and liabilities are recognized for the future tax consequences related to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax credits. Deferred tax assets are evaluated for recoverability using a consistent approach that considers the relative impact of negative and positive evidence, including our historical profitability and projections of future taxable income. A valuation allowance for deferred tax assets is established if, based on available evidence at the time the determination is made, that it is more likely than not that some portion or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, future taxable income is estimated based on management-approved business plans and ongoing tax planning strategies. This process involves significant management judgment about assumptions that are subject to change from period to period based on changes in tax laws or variances between projected operating performance, actual results and other factors.

The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no uncertain tax positions.

Interest Rate Risk—The Bank’s asset base is exposed to risk including the risk resulting from changes in interest rates and changes in the timing of cash flows. The Bank monitors the effect of such risks by considering the mismatch of the maturities of its assets and liabilities in the current interest rate environment and the sensitivity of assets and liabilities to changes in interest rates. The Bank’s management has considered the effect of significant increases and decreases in interest rates and believes such changes, if they occurred, would be manageable and would not affect the ability of the Bank to hold its assets as planned. However, the Bank is exposed to significant market risk in the event of significant and prolonged interest rate changes.

Earnings Per Common Share—Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and warrants, and are determined using the treasury stock method.

Recent Accounting Pronouncements—In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. The ASU expands ASC 820’s disclosure requirements, particularly for Level 3 inputs, including (1) a quantitative disclosure of the unobservable inputs and assumptions used, (2) a description of the valuation process in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs. The ASU was effective for the Company’s reporting periods beginning after December 15, 2011. As this ASU amended only the disclosure requirements for fair value measurements, the adoption of this ASU did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011, FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions requires the Company to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. ASU 2011-12 deferred this requirement indefinitely. All other requirements in ASU 2011-05 were not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The ASU did not amend the components that must be reported in other comprehensive income. Both ASUs were effective for the Company’s reporting periods beginning after December 15, 2011. The Company adopted this ASU beginning in the quarter ended March 31, 2012. As this ASU amended only the disclosure requirements for fair value measurements, the adoption of this ASU did not have a material impact on the Company’s financial statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. The effective date of ASU 2013-02 is for reporting periods beginning after December 15, 2012. The Company does not expect that the adoption of these provisions will have a material impact on the Company’s financial statements.

Reclassifications— Various items within the accompanying consolidated financial statements for the previous years have been reclassified to conform to the classifications used for reporting in 2012. These reclassifications had no effect on net earnings.

Note 2 - Recent Accounting Pronouncements - 10Q	6 Months Ended
Jun. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

2.       RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011, FASB issued ASU 2011-12, which deferred certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required the Company to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. ASU 2011-12 deferred this requirement indefinitely. All other requirements in ASU 2011-05 were not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The ASU did not amend the components that must be reported in other comprehensive income. Both ASUs were effective for the Company’s reporting periods beginning after December 15, 2011. The Company adopted these ASUs beginning in the quarter ended March 31, 2012. The adoption of these ASUs did not have a material impact on the Company’s financial statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company adopted this ASU effective January 1, 2013. The adoption of this ASU did not have a material impact on the Company’s financial statements.

Note 3 - Investment Securities Available for Sale - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Table Text Block [Abstract]
Marketable Securities [Table Text Block]

3.       INVESTMENT SECURITIES AVAILABLE FOR SALE

Investment securities available for sale consisted of the following as of the dates indicated (in thousands):

	June 30, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Municipal securities	$40,389	$261	$(405)	$40,245
Corporate debt securities	8,000	6	(31)	7,975

Total	$48,389	$267	$(436)	$48,220

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

The following tables summarize the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	June 30, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$19,736	$400	$120	$5	$19,856	$405
Corporate debt securities	2,973	28	996	3	3,969	31

Total	$22,709	$428	$1,116	$8	$23,825	$436

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

On a quarterly basis, management conducts a formal review of securities for the presence of OTTI.  Management assesses whether an OTTI is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, OTTI is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses are primarily a result of increases in market yields since the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the unrealized losses are also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost.

The Company has pledged investment securities available for sale with carrying values totaling approximately $1.6 million as of June 30, 2013 and December 31, 2012 as collateral for certain deposits in excess of $250,000. In addition, at June 30, 2013 and December 31, 2012 the Company has pledged investment securities available for sale with carrying values totaling approximately $8.0 million and $7.9 million, respectively, as collateral for the Federal Reserve Bank (“FRB”) primary discount window. No FRB borrowings were outstanding at June 30, 2013.

The scheduled contractual maturities of debt securities at June 30, 2013 are shown below (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	June 30, 2013
	Amortized	Fair	Weighted
	Cost	Value	Average Rate

Within one year	$607	$609	2.11%
Due from one year to five years	20,661	20,626	2.17%
Due from five years to ten years	17,959	17,860	2.75%
Due after ten years	9,162	9,125	3.78%

Total	$48,389	$48,220	2.69%

As of June 30, 2013 and December 31, 2012, investments with amortized cost totaling approximately $32.8 million and $36.8 million, respectively, have call options held by the issuer, of which approximately $9.6 million and $9.2 million, respectively, are or were callable within one year.

5.       INVESTMENT SECURITIES

Investment securities consisted of the following at December 31 (in thousands):

	2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available for Sale	Cost	Gains	Losses	Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

	2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available for Sale	Cost	Gains	Losses	Value

Municipal securities	$35,590	$1,033	$(10)	$36,613
Corporate debt securities	6,000	--	(190)	5,810
U.S. Government sponsored agencies	19,589	65	--	19,654

Total	$61,179	$1,098	$(200)	$62,077

The following tables summarize the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 (in thousands):

	2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

	2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$1,812	$10	$--	$--	$1,812	$10
Corporate debt securities	3,810	190	--	--	3,810	190

Total	$5,622	$200	$--	$--	$5,622	$200

On a quarterly basis, management conducts a formal review of securities for the presence of OTTI. Management assesses whether an OTTI is present when the fair value of a security is less than its amortized cost basis at the balance sheet date. For such securities, OTTI is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis or if the present values of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses are primarily a result of increases in market yields from the time of purchase. In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired. Additionally, the unrealized losses are also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities and nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount.

The Company has pledged investment securities with carrying values of approximately $1.6 million and $1.2 million at December 31, 2012 and 2011, respectively, as collateral for certain deposits in excess of $250,000. In addition, at December 31, 2012, investment securities with a total carrying value of approximately $7.9 million were held at the FRB to be available to pledge as collateral for the primary discount window. However, at December 31, 2012, there were no outstanding FRB borrowings. At December 31, 2011, the Company pledged investment securities with a total carrying value of approximately $8.9 million as collateral at the FRB to secure transaction settlements. Effective October 9, 2012, the Company was no longer required to pledge collateral to secure transaction settlements.

The scheduled maturities of debt securities at December 31, 2012, by contractual maturity are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Within one year	$175	$176
Due from one year to five years	17,600	17,603
Due from five years to ten years	21,737	22,143
Due after ten years	13,050	13,403

Total	$52,562	$53,325

As of December 31, 2012 and 2011, investments with amortized cost of approximately $36.8 million and $48.5 million, respectively, have call options held by the issuer, of which approximately $9.2 million and $26.6 million, respectively, are or were callable within one year.

 Sales of the Company’s investment securities available for sale are summarized as follows:

	Years Ended December 31,
	2012	2011

Sales proceeds	$5,387	$18,931

Gross realized gains	$542	$128
Gross realized losses	--	(567)
Net (losses) gains on sales of investment securities	$542	$(439)

Note 4 - Loans Receivable - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 4 - Loans Receivable - 10Q [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.       LOANS RECEIVABLE

Loans receivable consisted of the following at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate:
One- to four-family residential	$139,137	$157,936
Multifamily residential	19,775	20,790
Nonfarm nonresidential	150,942	138,014
Construction and land development	14,243	14,551
Commercial	15,912	16,083
Consumer	4,996	5,818
Total loans receivable	345,005	353,192
Unearned discounts and net deferred loan costs	(125)	(188)
Allowance for loan and lease losses	(13,249)	(15,676)

Loans receivable—net	$331,631	$337,328

Mortgage loans serviced for others are not included in the accompanying consolidated statements of financial condition. The unpaid principal balances of such loans at June 30, 2013 and December 31, 2012 were $4.1 million and $8.7 million, respectively. Servicing loans for others generally consists of collecting payments, maintaining escrow accounts, if applicable, disbursing payments to investors, and foreclosure processing. Servicing income for the three and six months ended June 30, 2013 and 2012 was not material.

As of June 30, 2013 and December 31, 2012, qualifying loans collateralized by first lien one- to four-family mortgages with balances totaling approximately $56.6 million and $67.3 million, respectively, were held in custody by the Federal Home Loan Bank of Dallas (“FHLB”) and were pledged for outstanding advances or available for future advances.

The FHLB has custody and endorsement of the loans that collateralize the Bank’s outstanding borrowings with the FHLB.  Qualifying loans (i) must not be 90 days or more past due; (ii) must not have been in default within the most recent twelve-month period, unless such default has been cured in a manner acceptable to the FHLB; (iii) must relate to real property that is covered by fire and hazard insurance in an amount at least sufficient to discharge the mortgage loan in case of loss and as to which all real estate taxes are current; (iv) must not have been classified as substandard, doubtful, or loss by the Bank or its regulatory authority; and (v) must not secure the indebtedness to any director, officer, employee, attorney, or agent of the Bank or of any FHLB.  The FHLB currently allows an aggregate lendable value on the qualifying loans of approximately 90% of the collateral value of loans pledged to the FHLB.

As of June 30, 2013 and December 31, 2012, qualifying loans collateralized by commercial real estate with balances of $8.7 million and $9.4 million, respectively, were pledged at the FRB and available for future borrowings. The Bank uses qualifying investment securities and qualifying commercial real estate loans as collateral for the discount window. No FRB borrowings were outstanding at June 30, 2013.

The following tables present age analyses of loans, including both accruing and nonaccrual loans, as of the dates indicated (in thousands):

June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$1,697	$3,636	$133,804	$139,137
Multifamily residential	--	--	19,775	19,775
Nonfarm nonresidential	--	2,483	148,459	150,942
Construction and land development	140	2,649	11,454	14,243
Commercial	--	22	15,890	15,912
Consumer	23	6	4,967	4,996
Total (1)	$1,860	$8,796	$334,349	$345,005

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,411	$3,982	$146,543	$157,936
Multifamily residential	3,459	--	17,331	20,790
Nonfarm nonresidential	--	4,523	133,491	138,014
Construction and land development	241	3,145	11,165	14,551
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total	$11,467	$12,077	$329,648	$353,192

(1)	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

There were no loans over 90 days past due and still accruing at June 30, 2013 or December 31, 2012. Restructured loans totaled $2.5 million and $9.2 million as of June 30, 2013 and December 31, 2012, respectively, with $ 2.2 million and $3.4 million of such restructured loans on nonaccrual status at June 30, 2013 and December 31, 2012, respectively.

The following table presents age analyses of nonaccrual loans as of the dates indicated (in thousands):

June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$--	$3,636	$2,213	$5,849
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	2,483	1,875	4,358
Construction and land development	--	2,649	832	3,481
Commercial	--	22	6	28
Consumer	5	6	--	11
Total	$5	$8,796	$4,926	$13,727

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,070	$3,982	$1,975	$7,027
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	4,523	2,713	7,236
Construction and land development	241	3,145	747	4,133
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

The following tables summarize information pertaining to impaired loans as of June 30, 2013 and December 31, 2012 and for the three and six months ended June 30, 2013 and 2012 (in thousands):

	June 30, 2013			December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Unpaid Principal Balance	Recorded Investment	Valuation Allowance
Impaired loans with a valuation allowance:
One- to four-family residential	$2,730	$2,328	$402	$1,424	$1,149	$275
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	3,256	2,215	1,041	3,596	2,817	778
Construction and land development	2,275	1,814	461	737	607	130
Commercial	1	--	1	380	--	380
Consumer	5	--	5	5	4	2
	8,267	6,357	1,910	6,142	4,577	1,565

Impaired loans without a valuation allowance:
One- to four-family residential	3,389	3,389	--	6,718	6,718	--
Multifamily residential	--	--	--	3,459	3,459	--
Nonfarm nonresidential	1,102	1,102	--	4,876	4,876	--
Construction and land development	1,206	1,206	--	3,396	3,396	--
Commercial	27	27	--	22	22	--
Consumer	6	6	--	27	27	--
	5,730	5,730	--	18,498	18,498	--
Total impaired loans	$13,997	$12,087	$1,910	$24,640	$23,075	$1,565

	Three and Six Months Ended June 30, 2013
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,403	$1,985	$2	$5
Multifamily residential	1,479	986	--	--
Nonfarm nonresidential	2,165	2,382	--	--
Construction and land development	1,560	1,242	--	--
Commercial	--	--	--	--
Consumer	--	1	--	--
	7,607	6,596	2	5

Impaired loans without a valuation allowance:
One- to four-family residential	4,063	4,948	--	--
Multifamily residential	--	1,153	--	--
Nonfarm nonresidential	2,160	3,065	--	--
Construction and land development	1,604	2,201	--	--
Commercial	24	23	--	--
Consumer	16	19	--	--
	7,867	11,409	--	--
Total impaired loans	$15,474	$18,005	$2	$5

Interest based on original terms			$353	$488

Interest income recognized on a cash basis on impaired loans			$--	$--

	Three and Six Months Ended June 30, 2012
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,817	$2,791	$6	$--
Multifamily residential	--	752	--	--
Nonfarm nonresidential	2,791	2,668	17	40
Construction and land development	1,958	1,520	--	9
Commercial	--	--	--	--
Consumer	--	8	--	--
	7,566	7,739	23	49

Impaired loans without a valuation allowance:
One- to four-family residential	6,727	8,080	25	57
Multifamily residential	2,026	3,076	3	7
Nonfarm nonresidential	6,320	7,192	31	84
Construction and land development	4,121	3,667	22	89
Commercial	443	319	--	--
Consumer	73	65	--	1
	19,710	22,399	81	238
Total impaired loans	$27,276	$30,138	$104	$287

Interest based on original terms			$430	$856

Interest income recognized on a cash basis on impaired loans			$107	$203

Credit Quality Indicators. As part of its on-going monitoring of the credit quality of the loan portfolio, the Bank assigns loans into risk categories based on the ability of borrowers to service their debt as determined by available and relevant information such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank assigns a credit risk rating to certain non-homogeneous loans over $250,000 on at least an annual basis. Homogeneous loans and non-homogeneous loans under $250,000 are generally not risk rated. The Bank uses the following definitions for risk ratings:

Pass (Grades 1 to 5). Loans rated as pass generally meet or exceed normal credit standards and are rated on a scale from 1 to 5, with 1 being the highest quality loan and 5 being a pass/watch loan. Factors influencing the level of pass grade include repayment source and strength, collateral value, borrower cash flows, existence of and strength of guarantors, industry/business sector, financial trends, performance history, etc.

Special Mention (Grade 6). Loans rated as special mention, while still adequately protected by the borrower’s repayment capability, exhibit distinct weakening trends. If left unchecked or uncorrected, these potential weaknesses may result in deteriorated prospects of repayment. These exposures require management’s close attention so as to avoid becoming adversely classified credits.

Substandard (Grade 7). Loans rated as substandard are inadequately protected by the current sound net worth and paying capacity of the borrower or the collateral pledged, if any. These assets must have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 8). Loans rated as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 9). Loans rated as a loss are considered uncollectible and of such little value that continuance as an asset is not warranted. A loss classification does not mean that an asset has no recovery or salvage value, but that it is not practical or desirable to defer writing off all or a portion of the asset, even though partial recovery could occur in the future.

Based on analyses performed at June 30, 2013 and December 31, 2012, the risk categories of loans are as follows:

	June 30, 2013
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,704	$2,969	$9,264	$96,200	$139,137
Multifamily residential	19,764	--	--	11	19,775
Nonfarm nonresidential	140,612	5,129	4,374	827	150,942
Construction and land development	6,020	392	4,242	3,589	14,243
Commercial	15,420	--	364	128	15,912
Consumer	155	--	26	4,815	4,996
Total (1)	$212,675	$8,490	$18,270	$105,570	$345,005

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,216	$3,698	$12,993	$111,029	$157,936
Multifamily residential	16,695	--	4,078	17	20,790
Nonfarm nonresidential	117,604	7,445	12,045	920	138,014
Construction and land development	5,298	867	4,934	3,452	14,551
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192

(1)	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

As of June 30, 2013 and December 31, 2012, the Bank did not have any loans categorized as subprime or classified as doubtful or loss.

Troubled Debt Restructurings. Troubled debt restructurings (“TDRs”) are loans where the contractual terms have been modified and both of the following conditions exist: (i) the borrower is experiencing financial difficulty and (ii) the restructuring constitutes a concession that the Bank would not otherwise make. The Bank assesses all loan modifications to determine if the modifications constitute a TDR. Restructurings resulting in an insignificant delay in payment are not considered to be TDRs. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All TDRs are considered impaired loans. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The following table summarizes TDRs as of June 30, 2013 and December 31, 2012: (dollars in thousands)

June 30, 2013	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	2	$270	11	$691	13	$961
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	--	--	3	583	3	583
Construction and land development	--	--	5	956	5	956
Consumer	--	--	1	5	1	5

Total	2	$270	20	$2,235	22	$2,505

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	12	$1,115	9	$1,461	21	$2,576
Multifamily residential	1	3,459	--	--	1	3,459
Nonfarm nonresidential	1	1,235	3	606	4	1,841
Construction and land development	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

The Bank restructured one loan as a TDR during the six months ended June 30, 2013 in the amount of $6,000. The Bank did not restructure any loans receivable that were TDRs during the three months ended June 30, 2013 or for the three and six months ended June 30, 2012.

The Bank had no loans receivable for which a payment default occurred during the three or six months ended June 30, 2013 or 2012 and that had been modified as a TDR within 12 months or less of the payment default.

6.       LOANS RECEIVABLE

Loans receivable consisted of the following at December 31 (in thousands):

	2012	2011

Mortgage loans:
One- to four-family residential	$149,484	$183,158
Home equity and second mortgage	8,452	12,502
Multifamily	20,790	20,476
Commercial real estate	138,014	95,920
One- to four-family construction	803	1,724
Other construction and land	13,748	23,288
Total mortgage loans	331,291	337,068

Commercial loans	16,083	7,603
Consumer loans:
Automobile	1,757	2,536
Other	4,061	5,479
Total consumer loans	5,818	8,015
Total loans receivable	353,192	352,686

Unearned discounts and net deferred loan costs	(188)	(415)
Allowance for loan and lease losses	(15,676)	(20,818)

Loans receivable—net	$337,328	$331,453

Mortgage loans serviced for others are not included in the accompanying consolidated statements of financial condition. The unpaid principal balances of such loans at December 31, 2012 and 2011 were $8.7 million and $13.4 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors, and foreclosure processing. Servicing income for the years ended December 31, 2012 and 2011 was $7,000 and $24,000, respectively.

As of December 31, 2012 and 2011, qualifying loans collateralized by first lien one- to four-family mortgages with balances totaling approximately $67.3 million and $85.9 million, respectively, were held in custody by the Federal Home Loan Bank of Dallas (“FHLB”) and were pledged for outstanding advances or available for future advances.

The FHLB has custody and endorsement of the loans that collateralize our outstanding borrowings with the FHLB.  Qualifying loans (i) must not be 90 days or more past due; (ii) must not have been in default within the most recent twelve-month period, unless such default has been cured in a manner acceptable to the FHLB; (iii) must relate to real property that is covered by fire and hazard insurance in an amount at least sufficient to discharge the mortgage loan in case of loss and as to which all real estate taxes are current; (iv) must not have been classified as substandard, doubtful, or loss by the Bank’s regulatory authority or the Bank; and (v) must not secure the indebtedness to any director, officer, employee, attorney, or agent of the Bank or of any FHLB.  The FHLB currently allows an aggregate lendable value on the qualifying loans of approximately 90% of the collateral value of loans pledged to the FHLB.

As of December 31, 2012 and 2011, qualifying loans collateralized by commercial real estate with balances of $9.4 million and $12.3 million, respectively, were pledged at the FRB. The Bank uses qualifying investment securities and qualifying commercial real estate loans as collateral for the discount window and was, prior to October 9, 2012, required to pledge collateral to secure account transaction settlements. On October 9, 2012, the Bank was notified by the FRB that the Bank is no longer required to pledge collateral to secure account transaction settlements and that the Bank is eligible for primary credit from the Federal Reserve Discount Window as a result of improvement in the Bank’s financial condition.

Age analyses of loans as of December 31, 2012 and 2011, including both accruing and nonaccrual loans, are presented below (in thousands):

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,337	$3,805	$138,342	$149,484
Home equity and second mortgage	74	177	8,201	8,452
Multifamily residential	3,459	--	17,331	20,790
Commercial real estate	--	4,523	133,491	138,014
One- to four-family construction	--	130	673	803
Other construction and land	241	3,015	10,492	13,748
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total (1)	$11,467	$12,077	$329,648	$353,192

December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$8,319	$5,604	$169,235	$183,158
Home equity and second mortgage	126	437	11,939	12,502
Multifamily residential	31	--	20,445	20,476
Commercial real estate	1,371	4,752	89,797	95,920
One- to four-family construction	--	--	1,724	1,724
Other construction and land	191	1,344	21,753	23,288
Commercial	--	388	7,215	7,603
Consumer	23	5	7,987	8,015
Total (1)	$10,061	$12,530	$330,095	$352,686

(2)	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

There was one loan over 90 days past due and still accruing at December 31, 2011 totaling $388,000 and no such loans at December 31, 2012. Restructured loans totaled $9.2 million and $13.9 million as of December 31, 2012 and 2011, respectively, with $3.4 million and $8.7 million of such restructured loans on nonaccrual status at December 31, 2012 and 2011, respectively.

The following table presents age analyses of nonaccrual loans as of December 31, 2012 and 2011 (in thousands):

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,046	$3,805	$1,795	$6,646
Home equity and second mortgage	24	177	180	381
Multifamily residential	--	--	--	--
Commercial real estate	--	4,523	2,713	7,236
One- to four-family construction	--	130	--	130
Other construction and land	241	3,015	747	4,003
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,870	$5,604	$4,262	$11,736
Home equity and second mortgage	57	437	270	764
Multifamily residential	--	--	4,645	4,645
Commercial real estate	203	4,752	8,283	13,238
Other construction and land	164	1,344	1,893	3,401
Commercial	--	--	72	72
Consumer	--	5	93	98
Total	$2,294	$12,142	$19,518	$33,954

The following tables summarize information pertaining to impaired loans as of December 31, 2012 and 2011 and for the years then ended (in thousands):

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$1,343	$1,136	$207	$2,142	$37
Home equity and second mortgage	81	13	68	20	2
Multifamily residential	--	--	--	451	--
Commercial real estate	3,596	2,817	778	2,440	119
Other construction and land	737	607	130	1,127	--
Commercial	380	--	380	46	--
Consumer	5	4	2	6	--
	6,142	4,577	1,565	6,232	158

Impaired loans without a valuation allowance:
One- to four-family residential	6,399	6,399	--	7,175	69
Home equity and second mortgage	319	319	--	488	4
Multifamily residential	3,459	3,459	--	3,230	166
Commercial real estate	4,876	4,876	--	6,443	98
One- to four-family construction	130	130	--	76	--
Other construction and land	3,266	3,266	--	3,630	22
Commercial	22	22	--	200	--
Consumer	27	27	--	50	1
	18,498	18,498	--	21,292	360
Total impaired loans	$24,640	$23,075	$1,565	$27,524	$518

Interest based on original terms					$1,547

Interest income recognized on a cash basis on impaired loans					$203

	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$3,019	$2,714	$305	$3,734	$52
Home equity and second mortgage	108	27	81	158	3
Multifamily residential	2,958	2,255	703	4,425	--
Commercial real estate	4,301	2,422	1,879	2,290	3
One- to four-family construction	--	--	--	2	--
Other construction and land	925	645	280	3,192	12
Commercial	--	--	--	129	--
Consumer	70	25	45	16	--
	11,381	8,088	3,293	13,946	70

Impaired loans without a valuationallowance:
One- to four-family residential	10,066	10,066	--	16,911	255
Home equity and second mortgage	723	723	--	801	33
Multifamily residential	5,175	5,175	--	4,171	18
Commercial real estate	8,937	8,937	--	10,710	282
One- to four-family construction	--	--	--	--	--
Other construction and land	2,758	2,758	--	3,156	50
Commercial	72	72	--	336	5
Consumer	49	49	--	83	2
	27,780	27,780	--	36,168	645
Total impaired loans	$39,161	$35,868	$3,293	$50,114	$715

Interest based on original terms					$2,272

Interest income recognized on a cash basis on impaired loans					$320

Credit Quality Indicators. As part of the on-going monitoring of the credit quality of the Bank’s loan portfolio, the Bank categorizes loans into risk categories based on available and relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank analyzes loans individually by assigning a credit risk rating to loans on at least an annual basis for non-homogeneous loans over $250,000. The Bank uses the following definitions for risk ratings:

Pass (Grades 1 to 5). Loans rated as pass generally meet or exceed normal credit standards and are rated on a scale from 1 to 5, with 1 being the highest quality loan and 5 being a pass/watch loan. Factors influencing the level of pass grade include repayment source and strength, collateral, borrower cash flows, existence of and strength of guarantors, industry/business sector, financial trends, performance history, etc.

Special Mention (Grade 6). Loans rated as special mention, while still adequately protected by the borrower’s repayment capability, exhibit distinct weakening trends. If left unchecked or uncorrected, these potential weaknesses may result in deteriorated prospects of repayment. These exposures require management’s close attention so as to avoid becoming adversely classified credits.

Substandard (Grade 7). Loans rated as substandard are inadequately protected by the current sound net worth and paying capacity of the borrower or the collateral pledged, if any. These assets must have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 8). Loans rated as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 9). Loans rated as a loss are considered uncollectible and of such little value that continuance as an asset is not warranted. A loss classification does not mean that an asset has no recovery or salvage value, but that it is not practical or desirable to defer writing off or reserving all or a portion of the asset, even though partial recovery may be effected in the future.

Based on analyses performed at December 31, 2012 and December 31, 2011, the risk categories of loans are as follows:

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$29,480	$3,667	$12,222	$104,115	$149,484
Home equity and second mortgage	736	31	771	6,914	8,452
Multifamily residential	16,695	--	4,078	17	20,790
Commercial real estate	117,604	7,445	12,045	920	138,014
One- to four-family construction	108	465	130	100	803
Other construction and land	5,190	402	4,804	3,352	13,748
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192

	December 31, 2011
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$24,300	$13,888	$27,877	$117,093	$183,158
Home equity and second mortgage	558	487	1,569	9,888	12,502
Multifamily residential	4,736	6,655	6,203	2,882	20,476
Commercial real estate	55,997	9,174	29,020	1,729	95,920
One- to four-family construction	--	--	905	819	1,724
Other construction and land	9,365	2,908	8,684	2,331	23,288
Commercial	5,579	1,105	521	398	7,603
Consumer	626	13	191	7,185	8,015
Total (1)	$101,161	$34,230	$74,970	$142,325	$352,686

(2)	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

As of December 31, 2012 and December 31, 2011, the Bank did not have any loans categorized as subprime or classified as doubtful or loss.

Troubled Debt Restructurings. Troubled debt restructurings (“TDRs”) are loans where the contractual terms on the loan have been modified and both of the following conditions exist: (i) the borrower is experiencing financial difficulty and (ii) the restructuring constitutes a concession that the Bank would not otherwise make. The Bank assesses all loan modifications to determine if the modifications constitute a TDR. Restructurings resulting in an insignificant delay in payment are not considered to be TDRs. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All TDRs are considered impaired loans. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The following table summarizes TDRs as of December 31, 2012 and December 31, 2011: (dollars in thousands)

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	11	$1,096	6	$1,391	17	$2,487
Home equity and second mortgage	1	19	3	70	4	89
Multifamily residential	1	3,459	--	--	1	3,459
Commercial real estate	1	1,235	3	606	4	1,841
Other construction and land	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

December 31, 2011	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	15	$1,349	11	$1,134	26	$2,483
Home equity and second mortgage	3	68	4	133	7	201
Multifamily residential	1	3,488	1	1,399	2	4,887
Commercial real estate	--	--	6	4,759	6	4,759
Other construction and land	5	282	4	1,242	9	1,524
Consumer	7	20	--	--	7	20

Total	31	$5,207	26	$8,667	57	$13,874

Loans receivable that were restructured as TDRs during the years ended December 31, 2012 and 2011 were as follows: (dollars in thousands)

	Year Ended December 31, 2012
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2012	Payment Term (1)	Other
One- to four-family residential	1	$880	$875	$880	$--	-
Commercial real estate	1	164	166	164	--

Total	2	$1,044	$1,041	$1,044	$--

	Year Ended December 31, 2011
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2011	Payment Term (1)	Other
One- to four-family residential	4	$567	$253	$100	$467	(3)
Home equity and second mortgage	2	78	76	19	59	(3)
Commercial real estate	2	1,471	1,495	200	1,271	(2)
Other construction and land	2	96	95	--	96	(3)
Commercial	1	54	--	--	54	(4)
Consumer	1	3	2	3	--

Total	12	$2,269	$1,921	$322	$1,947

(1)	Concessions represent skipped payments/maturity date extensions or amortization term extensions.

(2)	Concession represents payment of delinquent property taxes.

(3)	Modification to interest only payments for a period of time.

(4)	Debt consolidation.

The following tables present loans receivable for which a payment default occurred during the years ended December 31, 2012 and 2011, and that had been modified as a TDR within 12 months or less of the payment default. A payment default is defined as a payment received more than 90 days after its due date. (dollars in thousands)

	Year Ended December 31, 2012
	Number of Loans	Unpaid Principal Balance at December 31, 2012	Charge-offs	Transfers to REO

Home equity and second mortgage	1	$53	$--	$--

Total	1	$53	$--	$--

	Year Ended December 31, 2011
	Number of Loans	Unpaid Principal Balance at December 31, 2011	Charge-offs	Transfers to REO
One- to four-family residential	7	$142	$163	$840
Home equity and second mortgage	3	51	137	--
Multifamily residential	1	--	962	718
Commercial real estate	1	409	--	--
Other construction and land	2	318	--	45
Commercial	1	--	98	--
Consumer	2	--	67	--

Total	17	$920	$1,427	$1,603

Accrued Interest Receivable [Member]
Note 4 - Loans Receivable - 10Q [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

8.       ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consisted of the following at December 31 (in thousands):

	2012	2011

Loans	$1,083	$1,085
Investment securities	362	395
Deposits in banks	56	36

Total	$1,501	$1,516

Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]

5.       ALLOWANCES FOR LOAN AND LEASE LOSSES AND REAL ESTATE LOSSES

The tables below provide a rollforward of the allowance for loan and lease losses (“ALLL”) by portfolio segment for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,778	$1,074	$5,341	$1,190	$1,000	$214	$15,597
Provision charged to expense	22	382	(532)	114	(13)	27	--
Losses charged off	(662)	(876)	(874)	(115)	(380)	(49)	(2,956)
Recoveries	13	--	500	24	55	16	608
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

	Six Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676
Provision charged to expense	1,746	137	(2,006)	91	12	20	--
Losses charged off	(747)	(876)	(1,008)	(115)	(380)	(76)	(3,202)
Recoveries	53	--	500	107	74	41	775
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

	Three Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,447	$1,398	$6,230	$3,616	$491	$158	$18,340
Provision charged to expense	756	(512)	1,939	(2,006)	(201)	30	6
Losses charged off	(617)	--	(505)	(37)	--	(50)	(1,209)
Recoveries	47	--	24	11	23	22	127
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264

	Six Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,999	$2,654	$7,316	$2,651	$972	$226	$20,818
Provision charged to expense	622	(788)	2,589	(1,747)	(688)	34	22
Losses charged off	(1,053)	(997)	(2,241)	(37)	--	(145)	(4,473)
Recoveries	65	17	24	717	29	45	897
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264

The tables below present the allocation of the ALLL and the related loans receivable balances disaggregated on the basis of impairment method by portfolio segment as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$402	$--	$1,041	$461	$1	$5	$1,910
Collectively evaluated for impairment	5,749	580	3,394	752	661	203	11,339
Ending balance	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

Loan balances (1):
Individually evaluated for impairment	$6,119	$--	$4,358	$3,481	$28	$11	$13,997
Collectively evaluated for impairment	133,018	19,775	146,584	10,762	15,884	4,985	331,008
Ending balance	$139,137	$19,775	$150,942	$14,243	$15,912	$4,996	$345,005

	December 31, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$275	$--	$778	$130	$380	$2	$1,565
Collectively evaluated for impairment	4,824	1,319	6,171	1,000	576	221	14,111
Ending balance	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676

Loan balances (1):
Individually evaluated for impairment	$8,142	$3,459	$8,472	$4,133	$402	$32	$24,640
Collectively evaluated for impairment	149,794	17,331	129,542	10,418	15,681	5,786	328,552
Ending balance	$157,936	$20,790	$138,014	$14,551	$16,083	$5,818	$353,192

(1)	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

A summary of the activity in the allowance for real estate losses is as follows for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Balance—beginning of period	$9,396	$20,501	$14,877	$20,934

Provisions for estimated losses	33	280	219	308
Recoveries	--	--	--	--
Losses charged off	(23)	(1,132)	(5,690)	(1,593)

Balance—end of period	$9,406	$19,649	$9,406	$19,649

7.        ALLOWANCES FOR LOAN AND LEASE LOSSES AND REAL ESTATE LOSSES

The tables below provide a rollforward of the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2012 and 2011 (in thousands):

Year Ended December 31, 2012	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Provision charged to expense	(340)	58	(355)	2,141	(33)	(1,803)	162	192	22
Losses charged off	(1,620)	(223)	(997)	(2,517)	--	(407)	(237)	(269)	(6,270)
Recoveries	114	111	17	9	--	722	59	74	1,106
Balance, end of year	$4,460	$639	$1,319	$6,949	$51	$1,079	$956	$223	$15,676
Ending balance: individually evaluated for impairment	$207	$68	$--	$778	$--	$130	$380	$2	$1,565
Ending balance: collectively evaluated for impairment	$4,253	$571	$1,319	$6,171	$51	$949	$576	$221	$14,111
Loan balances (1):
Ending balance	$149,484	$8,452	$20,790	$138,014	$803	$13,748	$16,083	$5,818	$353,192
Ending balance: individually evaluated for impairment	$7,742	$400	$3,459	$8,472	$130	$4,003	$402	$32	$24,640
Ending balance: collectively evaluated for impairment	$141,742	$8,052	$17,331	$129,542	$673	$9,745	$15,681	$5,786	$328,552

Year Ended December 31, 2011	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$5,440	$1,275	$6,581	$9,491	$81	$4,035	$3,543	$638	$31,084
Provision charged to expense	3,993	(160)	(1,132)	189	31	204	(2,139)	(127)	859
Losses charged off	(3,177)	(486)	(2,795)	(2,375)	(28)	(2,190)	(517)	(409)	(11,977)
Recoveries	50	64	--	11	--	518	85	124	852
Balance, end of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Ending balance: individually evaluated for impairment	$305	$81	$703	$1,879	$--	$280	$--	$45	$3,293
Ending balance: collectively evaluated for impairment	$6,001	$612	$1,951	$5,437	$84	$2,287	$972	$181	$17,525
Loan balances (1):
Ending balance	$183,158	$12,502	$20,476	$95,920	$1,724	$23,288	$7,603	$8,015	$352,686
Ending balance: individually evaluated for impairment	$13,085	$831	$8,133	$13,238	$--	$3,683	$72	$119	$39,161
Ending balance: collectively evaluated for impairment	$170,073	$11,671	$12,343	$82,682	$1,724	$19,605	$7,531	$7,896	$313,525

(1) Gross of unearned discounts and net loan costs and the allowance for loan and lease losses

Activity in the allowance for real estate losses is as follows for the years ended (in thousands):

	Year Ended December 31
	2012	2011

Balance—beginning of year	$20,934	$7,841

Provisions for estimated losses	1,388	17,335
Losses charged off	(7,445)	(4,242)

Balance—end of year	$14,877	$20,934

Note 6 - Stock Based Compensation - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6.       STOCK BASED COMPENSATION

2011 Omnibus Incentive Plan—The 2011 Omnibus Incentive Plan (the “2011 Plan”), became effective May 3, 2011, after approval by the Company’s stockholders on April 29, 2011. The objectives of the 2011 Plan are to optimize the profitability and growth of the Company through incentives that are consistent with the Company’s goals and that link the personal interests of participants to those of the Company’s stockholders. The 2011 Plan provides for a committee of the Company’s Board of Directors to award nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards representing up to 1,930,269 shares of Company stock. Awards may be granted under the 2011 Plan up to ten years following the effective date of the plan. Each award under the 2011 Plan is governed by the terms of the individual award agreement, which shall specify pricing, term, vesting, and other pertinent provisions.

Stock Options. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, generally vest based on five years of continuous service and have seven year contractual terms. The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on implied volatilities from historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise, employee termination, and expected term of the options within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the stock option activity in the Company’s 2011 Plan for the six months ended June 30, 2013, is presented below:

	Shares Underlying Awards	Weighted Average Exercise Price

Outstanding—January 1, 2013	223,500	$6.65
Granted	--	$--
Forfeited	(4,500)	$6.57

Outstanding—June 30, 2013	219,000	$6.66

The weighted average remaining contractual life of the outstanding options was 5.5 years and the aggregate intrinsic value of the options was approximately $312,000 at June 30, 2013. None of the outstanding options are vested.

As of June 30, 2013, there was $519,000 of total unrecognized compensation costs related to nonvested stock options under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 3.6 years. Compensation expense attributable to option awards totaled approximately $36,000 and $73,000 for the three and six months ended June 30, 2013, respectively and $37,000 and $78,000 for the three and six months ended June 30, 2012, respectively.

Restricted Stock Units. The fair value of each restricted stock unit (“RSU”) award is determined based on the closing market price of the Company’s stock on the grant date and amortized to compensation expense on a straight-line basis over the vesting period. The vesting periods range from three to seven years.

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding—January 1, 2013	--	$--
Granted	58,500	$8.90
Forfeited	--	$--

Outstanding—June 30, 2013	58,500	$8.90

As of June 30, 2013, there was $498,000 of total unrecognized compensation costs related to nonvested RSUs under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 4.8 years. None of the RSUs are vested. Compensation expense attributable to awards of RSUs totaled approximately $16,000 and $23,000 for the three and six months ended June 30, 2013. There were no RSU awards outstanding in 2012, therefore there was no compensation expense recorded during 2012.

13.     STOCK BASED COMPENSATION

Stock Option Plan—The Stock Option Plan (“SOP”) provided for a committee of the Company’s Board of Directors to award incentive stock options, non-qualified or compensatory stock options and stock appreciation rights representing up to 1,030,750 shares of Company stock. The SOP expired during 2007, so no further option grants will be made. There was no compensation expense attributable to options granted under this plan during 2012 or 2011. As of December 31, 2012, 1,206 shares remain unexercised with exercise prices ranging from $64.65 to $127.50 per share and expiration dates ranging from January 2013 through January 2016.

2011 Omnibus Incentive Plan—The 2011 Omnibus Incentive Plan (the “2011 Plan”) became effective May 3, 2011, after approval by the Company’s stockholders on April 29, 2011. The objectives of the 2011 Plan are to optimize the profitability and growth of the Company through incentives that are consistent with the Company’s goals and that link the personal interests of participants to those of the Company’s stockholders. The 2011 Plan provides for a committee of the Company’s Board of Directors to award nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards representing up to 1,930,269 shares of Company stock. Awards may be granted under the 2011 Plan up to ten years following the effective date of the plan. Each award under the 2011 Plan is governed by the terms of the individual award agreement, which shall specify pricing, term, vesting, and other pertinent provisions. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, generally vest based on five years of continuous service and have seven year contractual terms. Compensation expense attributable to awards made under the 2011 Plan for the years ended December 31, 2012 and 2011 totaled approximately $147,000 and $68,000, respectively.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on implied volatilities from historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise, employee termination, and expected term of the options within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options granted during the years ended December 31, 2012 and 2011 were estimated based on the following average assumptions:

	2012	2011
Expected Term (years)	7	7
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%

A summary of the activity in the Company’s 2011 Plan for the years ended December 31, 2012 and 2011, presented below:

		Weighted
		Average
		Exercise
	Shares	Price

Outstanding—January 1, 2011	--	$--
Granted	255,500	$6.26
Forfeited	(19,500)	$6.57

Outstanding—December 31, 2011	236,000	$6.23

Granted	67,500	$7.96
Forfeited	(80,000)	$6.52

Outstanding—December 31, 2012	223,500	$6.65

The weighted average remaining contractual life of the outstanding options was 5.94 years and the aggregate intrinsic value of the options was $692,000 at December 31, 2012. The weighted-average grant-date fair value of options granted during 2012 was $3.88. None of the outstanding options are vested.

As of December 31, 2012, there was $585,000 of total unrecognized compensation costs related to nonvested share-based compensation arrangements under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 3.9 years.

Note 7 - Earnings Per Share - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

7.       EARNINGS PER SHARE

Basic earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s outstanding common stock options and warrants using the treasury stock method.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942

The calculation of diluted earnings per share for the three and six months ended June 30, 2013 and 2012 excluded antidilutive stock options totaling approximately 8,000 shares.

15.     EARNINGS PER SHARE

Basic earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s outstanding common stock options and warrants using the treasury stock method. The following table reflects the calculation of weighted average shares outstanding for the basic and diluted earnings per share calculations for the years ended December 31:

	2012	2011
Basic weighted average shares outstanding	19,302,603	12,720,641
Effect of dilutive securities	1,285,172	--
Diluted weighted average shares outstanding	20,587,775	12,720,641

The calculation of diluted earnings per share for the year ended December 31, 2011 excluded the following antidilutive securities:

Stock options	237,246
Warrants	2,000,000

Note 8 - Fair Value Measurements - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

8.       FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurement, provides a framework for measuring fair value and defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data at the measurement date for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

Financial instruments are broken down by recurring or nonrecurring measurement status. Recurring assets are initially measured at fair value and are required to be remeasured at fair value in the financial statements at each reporting date. Assets measured on a nonrecurring basis are assets that, due to an event or circumstance, were required to be remeasured at fair value after initial recognition in the financial statements at some time during the reporting period.

The following is a description of inputs and valuation methodologies used for assets recorded at fair value on a recurring basis and recognized in the accompanying statements of financial condition at June 30, 2013 and December 31, 2012, as well as the general classification of such assets pursuant to the valuation hierarchy.

Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. The fair values used by the Company are obtained from an independent pricing service, which represent either quoted market prices for the identical asset or fair values determined by pricing models, or other model-based valuation techniques, that consider observable market data, such as interest rate volatilities, London Interbank Offered Rate (“LIBOR”) yield curve, credit spreads and prices from market makers and live trading systems. Recurring Level 2 securities include corporate debt securities and municipal bonds. Inputs used for valuing Level 2 securities include observable data that may include dealer quotes, benchmark yields, market spreads, live trading levels and market consensus prepayment speeds, among other things. Additional inputs include indicative values derived from the independent pricing service’s proprietary computerized models. No securities were included in the Recurring Level 3 category at or for the periods ended June 30, 2013 or December 31, 2012.

The following table presents major categories of assets measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013
Available for sale investment securities:
Municipal securities	$40,245	$--	$40,245	$--
Corporate debt securities	7,975	--	7,975	--
Total	$48,220	$--	$48,220	$--

December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

The following is a description of valuation methodologies used for significant assets measured at fair value on a nonrecurring basis.

Impaired Loans Receivable

Loans which meet certain criteria are evaluated individually for impairment. A loan is considered impaired when, based upon current information and events, it is probable the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Substantially all of the Bank’s impaired loans at June 30, 2013 and December 31, 2012 are secured by real estate.  These impaired loans are individually measured for impairment by comparing the carrying value of the loan to the discounted cash flows or the fair value of the collateral, less estimated selling costs, as appropriate. Fair value is estimated primarily through appraisals, internal valuations, real estate brokers’ opinions or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.   Fair value adjustments are made by specific allocations to the ALLL or charge-offs to the ALLL.

Real Estate Owned, net

Real estate owned (“REO”) represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower of cost or fair value less estimated selling costs.  Fair value is estimated through current appraisals, internal valuations, real estate brokers’ opinions or listing prices. As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Fair value adjustments are recorded in earnings during the period such adjustments are made. REO loss provisions recorded during the six months ended June 30, 2013 and 2012 were $219,000 and $308,000, respectively.

The following table presents major categories of assets measured at fair value on a nonrecurring basis for the six months ended June 30, 2013 and 2012 (in thousands). The assets disclosed in the following table represent REO properties or impaired loans that were remeasured at fair value during the period with a resulting valuation adjustment or fair value write-down.

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013
Impaired loans	$15,956	$--	$--	$15,956
REO, net	3,155	--	--	3,155

June 30, 2012
Impaired loans	$17,580	$--	$--	$17,580
REO, net	6,136	--	--	6,136

17.    FAIR VALUE MEASUREMENTS

ASC 820, formerly SFAS 157, Fair Value Measurement, provides a framework for measuring fair value and defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data at the measurement date for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

Financial instruments are broken down by recurring or nonrecurring measurement status. Recurring assets are initially measured at fair value and are required to be remeasured at fair value in the financial statements at each reporting date. Assets measured on a nonrecurring basis are assets that, due to an event or circumstance, were required to be remeasured at fair value after initial recognition in the financial statements at some time during the reporting period.

The following is a description of inputs and valuation methodologies used for assets recorded at fair value on a recurring basis and recognized in the accompanying statements of financial condition at December 31, 2012 and December 31, 2011, as well as the general classification of such assets pursuant to the valuation hierarchy.

Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. The fair values used by the Company are obtained from an independent pricing service, which represent either quoted market prices for the identical asset or fair values determined by pricing models, or other model-based valuation techniques, that consider observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems. Recurring Level 2 securities include U.S. government sponsored agency securities, corporate debt securities, and municipal bonds. Inputs used for valuing Level 2 securities include observable data that may include dealer quotes, benchmark yields, market spreads, live trading levels and market consensus prepayment speeds, among other things. Additional inputs include indicative values derived from the independent pricing service’s proprietary computerized models. No securities were included in the Recurring Level 3 category at or for the years ended December 31, 2012 or 2011.

The following table presents major categories of assets measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

December 31, 2011
Available for sale investment securities:
Municipal securities	$36,613	$--	$36,613	$--
Corporate debt securities	5,810	--	5,810	--
U.S. Government sponsored agencies	19,654	--	19,654	--
Total	$62,077	$--	$62,077	$--

The following is a description of valuation methodologies used for significant assets measured at fair value on a nonrecurring basis.

Impaired Loans Receivable

Loans which meet certain criteria are evaluated individually for impairment. A loan is considered impaired when, based upon current information and events, it is probable the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Substantially all of the Bank’s impaired loans at December 31, 2012 and December 31, 2011 are secured by real estate.  These impaired loans are individually measured for impairment by comparing the carrying value of the loan to the discounted cash flows or the fair value of the collateral, less estimated selling costs, as appropriate. Fair value is estimated through current appraisals, real estate brokers’ opinions or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.   Fair value adjustments are made by partial charge-offs and adjustments to the allowance for loan and lease losses.

Real Estate Owned, net

REO represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower of cost or fair value less estimated selling costs.  Fair value is estimated through current appraisals, real estate brokers’ opinions or listing prices.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Fair value adjustments are recorded in earnings during the period such adjustments are made. REO loss provisions recorded during the years ended December 31, 2012 and 2011 were $1.4 million and $17.3 million, respectively.

The following table presents major categories of assets measured at fair value on a nonrecurring basis for the periods ended December 31, 2012 and December 31, 2011 (in thousands). The assets disclosed in the following table represent REO properties or collateral-dependent impaired loans that were remeasured at fair value during the period with a resulting valuation adjustment or fair value write-down.

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Impaired loans	$18,855	$--	$--	$18,855
REO, net	10,891	--	--	10,891

December 31, 2011
Impaired loans	$25,869	$--	$--	$25,869
REO, net	46,695	--	--	46,695

Note 9 - Fair Value of Financial Instruments - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The estimated fair values of financial instruments that are reported at amortized cost in the Company’s statement of financial condition, segregated by the level of valuation inputs within the fair value hierarchy used to measure fair value, are as follows (in thousands):

	June 30, 2013		December 31, 2012
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$48,263	$48,263	$42,607	$42,607
Level 2 inputs:
Interest-bearing time deposits in banks	25,858	26,422	29,592	30,413
Federal Home Loan Bank stock	375	375	375	375
Loans held for sale	3,369	3,369	4,435	4,435
Cash surrender value of life insurance	23,401	23,401	23,003	23,003
Accrued interest receivable	1,357	1,357	1,501	1,501
Level 3 inputs:
Loans receivable—net	331,631	339,320	337,328	351,642

FINANCIAL LIABILITIES:
Level 1 inputs:
Deposits held for sale	4,690	4,690	--	--
Level 2 inputs:
Checking, money market and savings accounts	198,798	198,798	203,308	203,308
Other borrowings	996	1,078	3,109	3,239
Accrued interest payable	23	23	23	23
Advance payments by borrowers for taxes and insurance	294	294	676	676
Level 3 inputs:
Certificates of deposit	238,405	239,505	251,743	255,573

For cash and cash equivalents, the carrying amount approximates fair value (level 1). For Federal Home Loan Bank stock, loans held for sale, cash surrender value of life insurance and accrued interest receivable, the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments or, as to Federal Home Loan Bank stock, the ability to sell the stock back to the Federal Home Loan Bank at cost (level 2). Interest-bearing time deposits in banks were valued using discounted cash flows based on current rates for similar types of deposits (level 2). Fair values of impaired loans are estimated as described in Note 8. Non-impaired loans were valued using discounted cash flows. The discount rates used to determine the present value of these loans were based on interest rates currently being charged by the Bank on comparable loans (level 3).

The fair value of deposits held for sale is considered to be level 1 since its value is based on a sales agreement. The fair value of checking accounts, savings accounts and money market deposits is the amount payable on demand at the reporting date (level 2). The fair value for certificates of deposit with stated maturities was calculated by discounting contractual cash flows using current market rates for instruments with similar maturities (Level 3). The fair value of Federal Home Loan Bank advances is estimated using the rates for advances of similar remaining maturities at the reporting date (level 2). For advance payments by borrowers for taxes and insurance and for accrued interest payable the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments (level 2).

The fair value estimates presented herein are based on pertinent information available to management as of June 30, 2013 and December 31, 2012. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since the reporting date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

18.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The estimated fair values of financial instruments that are reported at amortized cost in the Company’s statement of financial condition, segregated by the level of valuation inputs within the fair value hierarchy used to measure fair value, are as follows (in thousands):

	December 31, 2012		December 31, 2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$42,607	$42,607	$79,799	$79,799
Level 2 inputs:
Interest bearing time deposits in banks	29,592	30,413	27,113	27,572
Federal Home Loan Bank stock	375	375	576	576
Loans held for sale	4,435	4,435	3,339	3,339
Cash surrender value of life insurance	23,003	23,003	22,213	22,213
Accrued interest receivable	1,501	1,501	1,516	1,516
Level 3 inputs:
Loans receivable—net	337,328	351,642	331,453	333,006

FINANCIAL LIABILITIES:
Level 2 inputs:
Checking, money market and savings accounts	203,308	203,308	207,015	207,015
Other borrowings	3,109	3,239	6,679	6,889
Accrued interest payable	23	23	54	54
Advance payments by borrowers for taxes and insurance	676	676	816	816
Level 3 inputs:
Certificates of deposit	251,743	255,573	291,566	293,198

For cash and cash equivalents, the carrying amount approximates fair value (level 1). For FHLB stock, loans held for sale, cash surrender value of life insurance and accrued interest receivable, the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments or, as to FHLB stock, the ability to sell the stock back to the FHLB at cost (level 2). Interest-bearing time deposits in banks were valued using discounted cash flows based on current rates for similar types of deposits (level 2). Fair values of impaired loans are estimated as described in Note 17. Non-impaired loans were valued using discounted cash flows. The discount rates used to determine the present value of these loans were based on interest rates currently being charged by the Bank on comparable loans (level 3).

The fair value of checking accounts, savings accounts and money market deposits is the amount payable on demand at the reporting date (level 2). The fair value of fixed-maturity certificates of deposit is estimated using the discount rates currently offered by the Bank for deposits of similar terms (level 3). The fair value of FHLB advances is estimated using the rates for advances of similar remaining maturities at the reporting date (level 2). For advance payments by borrowers for taxes and insurance and for accrued interest payable the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments (level 2).

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and December 31, 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since the reporting date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Note 10 - Regulatory Matters - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

10.     REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”), as successor to the Office of Thrift Supervision (“OTS”). Failure to meet minimum capital requirements can result in certain mandatory and possible discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible capital (as defined) to tangible assets (as defined) and core capital (as defined) to adjusted tangible assets (as defined), and of total risk-based capital (as defined) to risk-weighted assets (as defined). Tier 1 (core) capital includes common stockholders’ equity less certain other deductions. Total capital includes Tier 1 capital plus the ALLL, subject to limitations.

As of the most recent notification from regulatory authorities, the Bank was categorized as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, tier 1 risk-based, and tier 1 (core) ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

On January 15, 2013, the OCC issued an order terminating, effective immediately, the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"). The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS. On June 21, 2013, the Federal Reserve Bank (the “FRB”), which, as successor to the OTS, is the primary federal regulator of the Company, issued a letter terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the “Company Order”), effective immediately. The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Company and the OTS.

The Bank’s actual and required capital amounts (in thousands) and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized Under Prompt Corrective Action Provisions (1)		Other Requirements (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2013:

Tangible Capital to Tangible Assets	$70,013	13.57%	$7,739	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	70,013	13.57%	20,636	4.00%	$20,636	4.00%	$41,272	8.00%

Total Capital to Risk-Weighted Assets	74,600	20.82%	28,664	8.00%	28,664	8.00%	42,996	12.00%

Tier I Capital to Risk-Weighted Assets	70,013	19.54%	N/A	N/A	14,332	4.00%	N/A	N/A

As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371	8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773	12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A	N/A

(1)	Effective with the termination of the Bank Order effective January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios.

(2)

The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. After such date, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets. The required amounts presented reflect these ratios.

Dividend Restrictions. The Company may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure on May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenue is dividends from the Bank. The Company’s ability to pay dividends to stockholders depends to a large extent upon the dividends received from the Bank.

20.     REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”), as successor to the Office of Thrift Supervision (“OTS”). Failure to meet minimum capital requirements can result in certain mandatory—and possible additional discretionary—actions by regulators that, if undertaken, could have a direct and material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible capital (as defined) to tangible assets (as defined) and core capital (as defined) to adjusted tangible assets (as defined), and of total risk-based capital (as defined) to risk-weighted assets (as defined). Tier 1 (core) capital includes common stockholders’ equity and qualifying preferred stock less certain other deductions. Total capital includes Tier 1 capital plus the allowance for loan and lease losses, subject to limitations.

On January 15, 2013, the OCC issued an order terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"), effective immediately. The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS.

As of December 31, 2012 and 2011, the most recent notification from the regulators categorized the Bank as adequately capitalized under the regulatory framework for prompt corrective action, due to the Bank Order. The termination of the Bank Order subsequent to December 31, 2012, will allow the Bank to be eligible to be categorized as well-capitalized. On January 15, 2013, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets.

The Bank’s actual and required capital amounts (in thousands) and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes		To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions(1)		Required Per Bank Order (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371		8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773		12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A		N/A
As of December 31, 2011:

Tangible Capital to Tangible Assets	$64,839	11.22%	$8,666	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	64,839	11.22%	23,111	4.00%	$23,111	4.00%	$46,221	(1)	8.00%

Total Capital to Risk-Weighted Assets	69,466	19.62%	28,319	8.00%	28,319	8.00%	42,479	(1)	12.00%

Tier I Capital to Risk-Weighted Assets	64,839	18.32%	N/A	N/A	14,160	4.00%	N/A		N/A

(1)	Effective with the termination of the Bank Order January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios below.

(2)

The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. The required amounts presented reflect these ratios.

Dividend Restrictions. The Bank may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenues is dividends from the Bank. Our ability to pay dividends to our stockholders depends to a large extent upon the dividends we receive from the Bank. Pursuant to the Company Order, the Company may not declare or pay any dividends or capital distributions on its common stock or repurchase such shares without the prior written non-objection of the FRB.

Note 11 - Branch Sales - 10Q	6 Months Ended
Jun. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

11.     BRANCH SALES

On June 21, 2013, the Bank sold all deposits and selected assets associated with its branch office located in Berryville, Arkansas. The transaction was consummated pursuant to a definitive purchase and assumption agreement with The First National Bank in Green Forest (“FNBGF”), of Green Forest, Arkansas, which was entered into on April 1, 2013 and approved by the OCC on May 28, 2013.  FNBGF assumed $17.8 million in deposits plus accrued interest of $20,000 from the Bank and took assignment of all real property and equipment associated with the branch, which totaled $216,000 as of the closing date. In addition, as part of the agreement, FNBGF also purchased certain loans not associated with the Berryville branch with a carrying value of approximately $3.3 million. The Bank retained all loans associated with the branch except for approximately $6,000 in loans associated with overdrawn deposit accounts. The net settlement under the terms of the agreement resulted in a total payment of $14.2 million to FNBGF by the Bank. There was no material gain or loss on the transaction.

On June 24, 2013, the Bank entered into a definitive purchase and assumption agreement with First Security Bank (“FSB”) of Searcy, Arkansas, to sell certain deposits and assets associated with the Bank’s branch office located in Farmington, Arkansas. As part of the agreement, FSB will purchase interest bearing deposits of $3.7 million and noninterest bearing deposits of approximately $1.0 million at June 30, 2013 and will take assignment of all real property and equipment associated with the branch, which totaled $1.5 million as of June 30, 2013. The transaction is pending regulatory approval and, if approval is received, is expected to close in September 2013. The transaction is not expected to result in a material gain or loss.

Note 12 - Subsequent Events - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

12.     SUBSEQUENT EVENTS

On July 1, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with First National Security Company (“FNSC”) of Hot Springs, Arkansas, pursuant to which FNSC will merge with and into the Company (the “Merger”). Pursuant to the Merger Agreement, shareholders of FNSC will receive, in the aggregate, 6,252,400 shares of Company common stock and $74 million in cash in exchange for their shares of FNSC common stock.

Consummation of the Merger is subject to certain conditions, including, among others, approval of the Merger by Company and FNSC shareholders, the receipt of all required governmental regulatory approvals, accuracy of specified representations and warranties of each party, the performance in all material respects by each party of its obligations under the Merger Agreement, effectiveness of the registration statement to be filed by the Company with the SEC to register shares of Company common stock to be offered to FNSC shareholders, FNSC’s receipt of a tax opinion, and the absence of any injunctions or other legal restraints.

The Merger Agreement contains termination rights which may be exercised by the Company or FNSC in specific circumstances, such as the following: a required regulatory approval has been denied by final, non-appealable action of a governmental entity; the parties are unable to complete the Merger by March 31, 2014; the other party has committed a breach of a representation, warranty or covenant which would prevent a closing condition from being satisfied and the breach is not or cannot be cured within 30 days; or the other party’s board of directors has withdrawn or modified its recommendation of the Merger to its shareholders. If the Merger Agreement is terminated under certain circumstances and either party closes a “superior competing transaction” by March 31, 2015, such party will pay the other party a termination fee of $3 million.

Also on July 1, 2013, an independent special committee of the Board of Directors of the Company authorized management of the Company to (i) sell up to 2,531,645 shares of Company common stock at a price per share equal to $7.90 (the closing price of the Company’s common stock on June 28, 2013) in a private placement to certain accredited investors that have pre-existing relationships with the Company, including Bear State Financial Holdings, LLC (“Bear State”) and certain members of Bear State (the “Private Placement”) and (ii) enter into commitment letter agreements (each a “Commitment Letter”) with five members of Bear State (the “Investors”), which Investors include Richard N. Massey, the Company’s Chairman, and Scott T. Ford, a director of the Company, whereby each Investor agreed to “backstop” a portion of the Private Placement and agreed to purchase up to 506,329 shares of Company common stock in the event the Company is unable to cause the Private Placement to be fully subscribed or is otherwise unable to raise sufficient funds from other sources.  The Company anticipates that the proceeds from the Private Placement will be applied to the cash portion of the Merger consideration to be paid by the Company in the Merger.  In exchange for providing a Commitment Letter, each Investor was issued warrants to purchase 35,443 shares of common stock on the same terms as in the Private Placement.  The Investors will be entitled to customary registration rights with respect to the shares of common stock to be issued pursuant to the Commitment Letters as well as the shares of common stock underlying the warrants.

On July 12, 2013, the Company approached Bear State and inquired as to Bear State’s interest in participating in the Private Placement.  In the event that Bear State agrees to purchase less than the full 2,531,645 shares in the Private Placement, the Company intends to utilize the commitments of the Investors to backstop the Private Placement.  The Company anticipates the closing of the Private Placement will occur immediately prior to the closing of the Merger.

The foregoing summary of the Merger Agreement and terms of the Commitment Letters and the warrants are qualified in their entirety by reference to the full text of the Merger Agreement and the form of Commitment Letter, which are attached as Exhibit 2.1 and Exhibit 10.1, respectively, to the Current Report on Form 8-K filed with the SEC on July 3, 2013, and are incorporated herein by reference.

22.     SUBSEQUENT EVENTS

On January 15, 2013, the OCC issued an order terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"), effective immediately. The action also terminated the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS.

The Bank Order imposed certain restrictions on the Bank, including lending and dividend restrictions. In particular, the Bank was required to seek the prior non-objection from the OCC before making certain kinds of loans. The Bank Order also required the Bank to take certain actions, including the submission to the OCC of capital plans to, among other things, preserve and enhance the capital of the Bank. The Bank Order also required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%.

On January 15, 2013, the Bank also agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets.

Note 2 - Recapitalization	12 Months Ended
Dec. 31, 2012
Recapitalization [Abstract]
Recapitalization [Text Block]

2.       RECAPITALIZATION

On January 27, 2011, the Company and the Bank entered into an Investment Agreement (the “Investment Agreement”) with Bear State Financial Holdings, LLC (“Bear State”) which set forth the terms and conditions of the Company’s recapitalization (the “Recapitalization”), which was completed in the second quarter of 2011. The Recapitalization consisted of the following:

●

The Company amended its Articles of Incorporation to effect a 1-for-5 reverse split (the “Reverse Split”) of the Company’s issued and outstanding shares of common stock. The Reverse Split was effective May 3, 2011. All periods presented in this Form 10-K have been retroactively restated to reflect the Reverse Split.

●

Bear State purchased from the United States Department of the Treasury (“Treasury”) for $6 million aggregate consideration, the Company’s 16,500 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”), including accrued but unpaid dividends thereon, and related warrant dated March 6, 2009 to purchase 321,847 pre-Reverse Split shares of the Company’s common stock at an exercise price of $7.69 per share (pre-Reverse Split) (the “TARP Warrant”), both of which were previously issued to the Treasury through the Troubled Asset Relief Program — Capital Purchase Program. Bear State surrendered these shares and the TARP Warrant to the Company. As a result, the Company recorded a $10.5 million discount related to the difference between the fair value of the consideration paid for the Series A Preferred Stock and its book value.

●

The Company sold to Bear State (i) 15,425,262 post-Reverse Split shares (the “First Closing Shares”) of the Company’s common stock at $3.00 per share (or $0.60 per share pre-Reverse Split) in a private placement, and (ii) a warrant (the “Investor Warrant”) to purchase 2 million post-Reverse Split shares of our common stock at an exercise price of $3.00 per share (or $0.60 per share pre-Reverse Split) (the date on which such sale occurred, the “First Closing”). The First Closing occurred on May 3, 2011. The Investor Warrant has not been exercised as of December 31, 2012 and is scheduled to expire on June 27, 2014.

●

Bear State paid the Company aggregate consideration of approximately $46.3 million for the First Closing Shares and Investor Warrant, consisting of (i) $40.3 million in cash, and (ii) Bear State’s surrendering to the Company the Series A Preferred Stock and TARP Warrant for a $6 million credit against the purchase price of the First Closing Shares.

●

The Company completed a stockholder rights offering (the “Rights Offering”) pursuant to which stockholders who held shares of our common stock on the record date for the Rights Offering received the right to purchase three (3) post-Reverse Split shares of the Company’s common stock for each one (1) post-Reverse Split share held by such stockholder at $3.00 per share (or $0.60 per share pre-Reverse Split). The Rights Offering was completed June 21, 2011, resulting in the issuance of 2,908,071 post-Reverse Split shares.

●	In connection with the First Closing, Bear State designated, and the board approved, four individuals to serve on the Boards of Directors of the Company and the Bank.

As a result of its participation in the Recapitalization, Bear State owns approximately 82% of the Company’s common stock, assuming exercise of the Investor Warrant.

Note 3 - Restrictions on Cash and Amounts Due From banks	12 Months Ended
Dec. 31, 2012
Restrictions On Cash And Amounts Due From Banks [Abstract]
Restrictions On Cash And Amounts Due From Banks [Text Block]

3.       RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

Based on the reserve requirements of the Federal Reserve Bank (the “FRB”), the Bank is required to maintain average cash balances on hand or with the FRB. At December 31, 2012, the required reserve balance was zero and at December 31, 2011, the required reserves balance amounted to $503,000.

Note 4 - Interest Bearing Time Deposits in Banks	12 Months Ended
Dec. 31, 2012
Interest Bearing Time Deposits In Banks [Abstract]
Interest Bearing Time Deposits In Banks [Text Block]

4.       INTEREST BEARING TIME DEPOSITS IN BANKS

Interest bearing time deposits in banks mature within one to five years and are carried at cost. The scheduled maturities of these deposits at December 31, 2012, by contractual maturity are shown below (in thousands):

Amounts maturing during the years ending December 31:	Weighted Average Rate	Amount
2013	0.91%	$5,225
2014	1.18	11,946
2015	1.49	1,491
2016	2.02	8,949
2017	1.43	1,981

Total	1.42%	$29,592

Note 9 - Office Properties and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

9.       OFFICE PROPERTIES AND EQUIPMENT

Office properties and equipment consisted of the following at December 31 (in thousands):

	2012	2011

Land and land improvements	$5,838	$5,937
Buildings and improvements	21,279	21,400
Furniture and equipment	5,953	7,246
Automobiles	213	271

Total	33,283	34,854

Accumulated depreciation	(12,649)	(13,413)

Office properties and equipment—net	$20,634	$21,441

Depreciation expense for each of the years ended December 31, 2012 and 2011 was approximately $1.4 million.

At December 31, 2012, office properties and equipment included two properties totaling $565,000 held for sale carried at the lower of carrying amount or fair value less cost to sell. No impairment loss was recognized on these properties for the year ended December 31, 2012.

During the year ended December 31, 2012, the Bank closed three branch locations resulting in a net gain on sale of approximately $147,000. One location with a net book value of approximately $113,000 was sold for $237,500 resulting in a gain on sale of approximately $123,000, net of closing costs. The second branch was a leased facility with no remaining book value at the time of the sale. The leasehold improvements were sold for $23,500 resulting in a gain on sale of $23,500 and the lease was transferred to the purchaser. The location of the third branch closing was converted to the Bank's loan processing center in Northwest Arkansas. Customers from closed branch locations are being serviced by other Bank branch locations in the area. As a result, these branch closings are not reported as discontinued operations.

Pursuant to the terms of noncancelable lease agreements in effect at December 31, 2012, pertaining to banking premises and equipment, future minimum rent commitments (in thousands) under various operating leases are as follows:

Years Ending December 31

2013	$160
2014	160
2015	160
2016	160
2017	160
2018 and thereafter	27

Total	$827

The leases contain options to extend for periods from five to twenty-five years. The cost of rentals in the renewal periods are not included above. Total rent expense for the years ended December 31, 2012 and 2011 amounted to $298,000 and $257,000, respectively.

The Bank also leases certain of its banking premises to third parties under operating lease agreements. The following is a schedule by years of minimum future rentals on noncancelable operating leases (in thousands):

Years Ending December 31

2013	$19
2014	3

Total	$22

The leases contain options to extend for periods up to ten years. Such rentals are not included above. Total rental income for the years ended December 31, 2012 and 2011 amounted to $66,000 and $67,000, respectively.

Note 10 - Deposits	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

10.     DEPOSITS

Deposits are summarized as follows at December 31 (in thousands):

	2012	2011

Checking accounts, including noninterest bearing deposits of $22,570 and $25,538 in 2012 and 2011, respectively	$131,826	$137,078
Money market accounts	40,818	42,033
Savings accounts	30,664	27,904
Certificates of deposit	251,743	291,566

Total	$455,051	$498,581

Overdrafts of checking accounts of $238,000 and $315,000 at December 31, 2012 and 2011, respectively, have been reclassified for financial reporting and are reflected in net loans receivable on the consolidated statements of financial condition.

As of December 31, 2012 and 2011, the Bank had $99,000 and $1.8 million of brokered deposits, respectively.

The aggregate amount of time deposits in denominations of $100 thousand or more was approximately $96.4 million and $106.1 million at December 31, 2012 and 2011, respectively.

At December 31, 2012, scheduled maturities of certificates of deposit were as follows (in thousands):

Years Ending December 31

2013	$134,893
2014	49,820
2015	30,826
2016	13,293
2017	11,340
2018 and thereafter	11,571

Total	$251,743

Interest expense on deposits consisted of the following (in thousands):

	Year Ended December 31
	2012	2011

Interest bearing checking accounts	$266	$231
Money market accounts	124	133
Savings and certificate accounts	3,988	6,044
Early withdrawal penalties	(56)	(57)

Total	$4,322	$6,351

FDIC insurance covers all deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit. The standard insurance amount is $250,000 per depositor, per insured bank, for each account ownership category. From December 31, 2010 through December 31, 2012, at all FDIC-insured institutions, deposits held in noninterest-bearing transaction accounts were fully insured regardless of the amount in the account.

Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings [Abstract]
Other Borrowings [Text Block]

11.     OTHER BORROWINGS

Federal Home Loan Bank. The Bank is a member of the Federal Home Loan Bank System. As a member of this system, it is required to maintain an investment in capital stock of the FHLB in an amount equal to the sum of 0.04% of total assets as of the previous December 31 and 4.10% of outstanding advances. No ready market exists for such stock and it has no quoted market value. The carrying value of the stock is its cost.

The Bank currently pledges as collateral for FHLB advances certain qualifying one- to four-family mortgage loans. Pledged collateral is held in the custody of the FHLB.

Advances at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012		2011
	Weighted		Weighted
Amounts Maturing in Year Ending	Average		Average
December 31	Rate	Amount	Rate	Amount

2012	--%	$--	2.25%	$3,570
2013	0.64	2,168	0.75	2,168
2014	4.16	114	4.16	114
2015	4.49	616	4.49	616
2016	3.95	82	3.95	82
2017	3.95	85	3.95	85
Thereafter	3.95	44	3.95	44

Total	1.76%	$3,109	2.06%	$6,679

Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

12.     INCOME TAXES

The provisions (benefits) for income taxes are summarized as follows (in thousands):

	Year Ended December 31
	2012	2011

Income tax provision (benefit):
Current:
Federal	$--	$--
State	--	--
Total current	--	--

Deferred:
Federal	1,946	(3,429)
State	45	(1,205)
Valuation allowance	(1,991)	4,634
Total deferred	--	--

Total	$--	$--

The reasons for the differences between the statutory federal income tax rates and the effective tax rates are summarized as follows (in thousands):

	Year Ended December 31
	2012		2011

Taxes at statutory rate	$258	34.0%	$(6,471)	34.0%
Increase (decrease) resulting from:
State income tax—net	33	4.3	(816)	4.3
Section 382 write-down	2,381	315.5	3,123	(16.4)
Change in valuation allowance	(1,991)	(263.8)	4,634	(24.4)
Earnings on life
insurance policies	(269)	(35.6)	(262)	1.4
Nontaxable investments	(409)	(54.1)	(263)	1.4
Other—net	(3)	(.3)	55	(0.3)

Total	$--	0.0%	$--	0.0%

The Company’s net deferred tax asset account was comprised of the following at December 31 (in thousands):

	2012	2011

Deferred tax assets:
Allowance for loan and lease losses	$9,369	$11,532
Real estate owned	6,810	9,146
Section 382 net operating loss carryforward	2,527	2,665
Net operating loss carryforward	3,930	1,316
Nonaccrual loan interest	676	723
Other	313	348

Total deferred tax assets	23,625	25,730
Valuation allowance	(22,859)	(24,850)
Deferred tax asset, net of allowance	766	880

Deferred tax liabilities:
Office properties	(580)	(724)
Federal Home Loan Bank stock	(22)	(33)
Pension plan contribution	(83)	--
Prepaid expenses	(81)	(123)

Total deferred tax liabilities	(766)	(880)

Net deferred tax asset (liability)	$--	$--

A deferred tax asset or liability is recognized for the tax consequences of temporary differences in the recognition of revenue and expense, and unrealized gains and losses, for financial and tax reporting purposes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company conducted an analysis to assess the need for a valuation allowance at December 31, 2012 and December 31, 2011. As part of this assessment, all available evidence, including both positive and negative, was considered to determine whether based on the weight of such evidence, a valuation allowance on the Company’s deferred tax assets was needed. In accordance with ASC Topic 740-10, Income Taxes (ASC 740), a valuation allowance is deemed to be needed when, based on the weight of the available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of a deferred tax asset will not be realized. The future realization of the deferred tax asset depends on the existence of sufficient taxable income within the carryback and carryforward periods.

As part of its analysis, the Company considered the following positive evidence:

●	The Company has a long history of earnings profitability prior to 2009 and returned to profitability in 2012.

●	Future reversals of certain deferred tax liabilities.

As part of its analysis, the Company considered the following negative evidence:

●	The Company may not meet its projections concerning future taxable income.

●	Although the Company returned to profitability in 2012, positive taxable income has not been attained.

●	Limitations on the Company’s ability to utilize its pre-change NOLs and certain recognized built-in losses to offset future taxable income pursuant to Section 382 of the Internal Revenue Code.

At December 31, 2012, and December 31, 2011, based on the negative evidence presented, the Company determined that a valuation allowance relating to both the federal and state portion of its deferred tax asset was necessary.  In addition, the determination for the state deferred tax asset included negative evidence represented by the level of state tax exempt interest income which reduces state taxable income to a level that makes it unlikely the Company will realize its state deferred tax asset. Therefore, valuation allowances of $18.1 million and $4.7 million at December 31, 2012 were recorded for the federal deferred tax asset and the state deferred tax asset, respectively.

A financial institution may, for federal income tax purposes, carry back net operating losses ("NOLs") to the preceding two taxable years and forward to the succeeding 20 taxable years. At December 31, 2012, the Bank had a $15.2 million NOL for federal income tax purposes that will be carried forward. The federal NOL was limited based on Bear State’s investment in the Company as it constituted an “ownership change” as defined in the Internal Revenue Code (the “Code”). In general, under Section 382 of the Code, a corporation that undergoes an “ownership change” is subject to limitations on its ability to utilize its pre-change NOLs to offset future taxable income. Section 382 imposes an annual limitation on the amount of post-ownership change taxable income a corporation may offset with pre-ownership change NOL carryforwards and certain recognized built-in losses. The annual limit under Section 382 is approximately $405,000.

Specifically exempted from deferred tax recognition requirements are bad debt reserves for tax purposes of U.S. savings and loans in the institution’s base year, as defined. Base year reserves totaled approximately $4.2 million. Consequently, a deferred tax liability of approximately $1.6 million related to such reserves was not provided for in the consolidated statements of financial condition at December 31, 2012 and December 31, 2011. Payment of dividends to stockholders out of retained earnings deemed to have been made out of earnings previously set aside as bad debt reserves may create taxable income to the Bank. No provision has been made for income tax on such a distribution as the Bank does not anticipate making such distributions.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and the state of Arkansas. The Company is subject to U.S. federal and state income tax examinations by tax authorities for tax years ended December 31, 2009 and forward.

Note 14 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans [Text Block]

14.     EMPLOYEE BENEFIT PLANS

401(k) Plan — The Company has established a 401(k) Plan whereby substantially all employees participate in the Plan. Employees may contribute up to 75% of their salary subject to certain limits based on federal tax laws. Effective February 16, 2009, the Company suspended its matching contributions and there were no such expenses incurred in 2012 or 2011.

Other Postretirement Benefits—The Bank participates in the Pentegra Defined Benefit Plan for Financial Institutions ("The Pentegra DB Plan"), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multiemployer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. No funding improvement plan or rehabilitation plan has been implemented or is pending and the Bank has not paid a surcharge to the Pentegra DB Plan.

The risks of participating in a multiemployer plan are different from single-employer plans in the following aspects:

a. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c. If the Bank chooses to withdraw from the Pentegra DB Plan, the Bank may be required to pay a significant withdrawal liability.

The following table presents the funded status (market value of plan assets divided by funding target) as of July 1 for the respective years:

	2012(1)	2011

Plan Funded Status per valuation report	86.72%	73.46%

(1)	Market value of plan assets reflects any contributions received through June 30, 2012.

Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $299.7 million and $203.6 million for the plan years ending June 30, 2011 and June 30, 2010, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan.

The Pentegra DB Plan provides a retirement benefit and a death benefit. Retirement benefits are payable in monthly installments for life and must begin not later than the first day of the month coincident with or the next month following the seventieth birthday or the participant may elect a lump-sum distribution. Death benefits are paid in a lump-sum distribution, the amount of which depends on years of service. Based on the Pentegra DB Plan’s funded status, lump-sum distributions have limitations. On April 30, 2010, the Board of Directors of the Bank elected to freeze the Pentegra DB Plan effective July 1, 2010, eliminating all future benefit accruals for participants in the Pentegra DB Plan and closing the Pentegra DB Plan to new participants as of that date. The Pentegra DB Plan is noncontributory and prior to July 1, 2010 covered substantially all employees. After July 1, 2010, the Bank will continue to incur costs consisting of administration and Pension Benefit Guaranty Corporation insurance expenses as well as amortization charges based on the funding level of the Pentegra DB Plan annually. Net pension expense was approximately $566,000 and $630,000 for the years ended December 31, 2012 and 2011, respectively, and contributions to the Pentegra DB Plan totaled $991,000 and $139,000 for the years ended December 31, 2012 and 2011, respectively.

Note 16 - Off-Balance Sheet Arrangements and Commitments	12 Months Ended
Dec. 31, 2012
Policy Text Block [Abstract]
Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]

16.    OFF-BALANCE SHEET ARRANGEMENTS AND COMMITMENTS

In the normal course of business and to meet the needs of its customers, the Bank is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated statements of financial condition.

The Bank does not use financial instruments with off-balance sheet risk as part of its asset/liability management program or for trading purposes. The Bank’s exposure to credit loss in the event of nonperformance by the counterparty to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The funding period for construction loans is generally six to eighteen months and commitments to originate mortgage loans are generally outstanding for 60 days or less.

In the normal course of business, the Company makes commitments to buy or sell assets or to incur or fund liabilities. Commitments include, but are not limited to:

■	the origination, purchase or sale of loans;

■	the fulfillment of commitments under letters of credit, extensions of credit on home equity lines of credit, construction loans, and under predetermined overdraft protection limits; and

■	the commitment to fund withdrawals of certificates of deposit at maturity.

At December 31, 2012, the Bank’s off-balance sheet arrangements principally included lending commitments, which are described below. At December 31, 2012, the Company had no interests in non-consolidated special purpose entities.

At December 31, 2012, commitments included:

■	total approved loan origination commitments outstanding amounting to $13.7 million, including approximately $600,500 of loans committed to sell;

■	rate lock agreements with customers of $5.2 million, all of which have been locked with an investor;

■	funded mortgage loans committed to sell of $4.4 million;

■	unadvanced portion of construction loans of $881,000;

■	unused lines of credit of $14.3 million;

■	outstanding standby letters of credit of $1.9 million;

■	total predetermined overdraft protection limits of $9.4 million; and

■	certificates of deposit scheduled to mature in one year or less totaling $134.9 million.

Total unfunded commitments to originate loans for sale and the related commitments to sell of $5.2 million meet the definition of a derivative financial instrument. The related asset and liability are considered immaterial at December 31, 2012.

Historically, a very small percentage of predetermined overdraft limits have been used. At December 31, 2012, overdrafts of accounts with Bounce Protection™ represented usage of 2.53% of the limit.

In light of the Company’s efforts to coordinate a controlled decrease in assets and liabilities and as a result of the current interest rate environment, management cannot estimate the portion of maturing deposits that will remain with the Bank. Management anticipates that the Bank will continue to have sufficient funds, through repayments, deposits and borrowings, to meet our current commitments. This assumes the FHLB will continue to extend credit based on our borrowing capacity and that core deposits do not experience a substantial decline.

Note 19 - Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

19.     CONTINGENCIES

The Company is a defendant in certain claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated financial statements of the Company.

Note 21 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

21.     RELATED PARTY TRANSACTIONS

In the normal course of business, the Bank has made loans to its directors, officers, including their immediate families, and their related business interests. In the opinion of management, related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of loans outstanding to directors, officers, their immediate families, and their related business interests was approximately $1.7 million and $690,000 at December 31, 2012 and 2011, respectively. Deposits from related parties held by the Bank at December 31, 2012 and 2011 amounted to $3.1 million and $16.1 million, respectively.

In December 2011, the Bank began subleasing office space on a month-to-month basis from a related party. Lease expense to this related party was approximately $91,000 and $7,000 for the years ended December 31, 2012 and 2011, respectively.

Note 23 - Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

23.     PARENT COMPANY ONLY FINANCIAL INFORMATION

The following condensed statements of financial condition, as of December 31, 2012 and 2011, and condensed statements of operations and comprehensive income and of cash flows for each of the two years in the period ended December 31, 2012, for First Federal Bancshares of Arkansas, Inc. should be read in conjunction with the consolidated financial statements and the notes herein.

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012 AND 2011

(In thousands)

ASSETS	2012	2011
Cash and cash equivalents (deposits in Bank)	$1,494	$2,773
Investment in Bank	68,197	65,901
Other assets	--	221

TOTAL	$69,691	$68,895

LIABILITIES AND STOCKHOLDERS’ EQUITY

Accrued expenses and other liabilities	$31	$2
Stockholders’ equity	69,660	68,893

TOTAL	$69,691	$68,895

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

YEARS ENDED DECEMBER 31, 2012 AND 2011

(In thousands)

	2012	2011

INCOME:
Dividends from the Bank	$--	$--
Interest income—loan to the Bank	--	--

Total income	--	--

EXPENSES:
Management fees	120	80
Other operating expenses	409	515

Total expenses	529	595

LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(595)

INCOME TAX (EXPENSE) BENEFIT	--	(138)

LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(733)

EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	1,284	(18,301)

NET INCOME (LOSS)	$755	$(19,034)

OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY	(135)	3,218

COMPREHENSIVE INCOME (LOSS)	$620	$(15,816)

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2012 AND 2011

(In thousands)

	2012	2011

OPERATING ACTIVITIES:
Net income (loss)	$755	$(19,034)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank	(1,284)	18,301
Stock compensation expense	147	68
Changes in operating assets and liabilities:
Other assets	221	303
Accrued expenses and other liabilities	29	(139)

Net cash used in operating activities	(132)	(501)

INVESTING ACTIVITIES—
Investment in Bank	(1,147)	(44,843)
Loan to Bank, net of repayments	--	428

Net cash used in investing activities	(1,147)	(44,415)

FINANCING ACTIVITIES:
Proceeds from issuance of common stock	--	47,592

Net cash provided by financing activities	--	47,592

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,279)	2,676

CASH AND CASH EQUIVALENTS:
Beginning of period	2,773	97

End of period	$1,494	$2,773

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Restrictions on Dividends, Loans and Advances [Text Block]

Dividend Restrictions. The Company may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure on May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenue is dividends from the Bank. The Company’s ability to pay dividends to stockholders depends to a large extent upon the dividends received from the Bank.

Dividend Restrictions. The Bank may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenues is dividends from the Bank. Our ability to pay dividends to our stockholders depends to a large extent upon the dividends we receive from the Bank. Pursuant to the Company Order, the Company may not declare or pay any dividends or capital distributions on its common stock or repurchase such shares without the prior written non-objection of the FRB.

Consolidation, Policy [Policy Text Block]

Nature of Operations and Principles of Consolidation—First Federal Bancshares of Arkansas, Inc. (the “Company”) is a unitary holding company that owns all of the stock of First Federal Bank (the “Bank”). The Company is substantially in the business of community banking and therefore is considered a banking operation with no separately reportable segments. The Bank provides a broad line of financial products to individuals and small- to medium-sized businesses. The consolidated financial statements also include the accounts of the Bank’s wholly owned subsidiary, First Harrison Service Corporation (“FHSC”), which is inactive. Intercompany transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be significant. Valuation of real estate owned, fair value of financial instruments, valuation of deferred tax assets and the allowance for loan and lease losses are material estimates that are particularly susceptible to significant change in the near term.

Significant Estimates and Concentrations [Policy Text Block]

Significant Estimates and Concentrations—Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan and lease losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk. Other significant estimates and concentrations not discussed in those footnotes include:

Real Estate Owned. Real estate owned (“REO”) of $16.7 million includes commercial and residential lots and land in our market area with a carrying value of $6.6 million at December 31, 2012. The carrying values of these properties reflect management’s best estimate of the amount to be realized from the sale of the properties. There have been limited recent sales of comparable properties in the area to consider in estimating the values, and the market for such properties is limited. Therefore, the amount that the Bank realizes from the sale of these properties could differ materially in the near term from the carrying value reflected in these financial statements.

Pension Benefits. The Bank is a participant in a noncontributory multiemployer defined benefit pension plan. The plan was frozen as of July 1, 2010, eliminating all future benefit accruals for participants in the plan and closing the plan to new participants as of that date. The Bank will continue to incur costs consisting of administration and Pension Benefit Guaranty Corporation insurance expenses as well as amortization charges based on the funding level of the plan.  Costs for the plan year beginning July 1, 2012, are approximately $441,000 all of which was contributed as of December 31, 2012. The level of amortization charges is determined by the plan's funding shortfall, which is determined by comparing plan liabilities to plan assets.  Based on factors that influence the levels of plan assets and liabilities, such as the level of interest rates and the performance of plan assets, it is reasonably possible that events could occur that would materially change the estimated amount of the Bank’s required contribution in the near term. Additionally, if the Bank were to terminate the plan, the Bank could incur a significant withdrawal liability.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents—For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand and amounts due from depository institutions, which includes interest bearing amounts available upon demand.

Marketable Securities, Policy [Policy Text Block]

Investment Securities—The Company classifies investment securities into one of two categories: held to maturity or available for sale. The Company does not engage in trading activities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity and recorded at cost, adjusted for the amortization of premiums and the accretion of discounts.

Investment securities that the Company intends to hold for indefinite periods of time are classified as available for sale and are recorded at fair value. Unrealized holding gains and losses are excluded from earnings and reported net of tax in other comprehensive income. Investment securities in the available for sale portfolio may be used as part of the Company’s asset and liability management practices and may be sold in response to changes in interest rate risk, prepayment risk, or other economic factors.

Premiums are amortized into interest income using the interest method to the earlier of maturity or call date. Discounts are accreted into interest income using the interest method over the period to maturity. The specific identification method of accounting is used to compute gains or losses on the sales of investment securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis. In estimating whether impairment is other than temporary, management considers whether the Company intends to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the present values of expected cash flows is not sufficient to recover the entire amortized cost. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI is recognized in earnings equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Loans Receivable—The Bank originates and maintains loans receivable that are substantially concentrated in its lending territory (primarily Northwest, Northcentral and Central Arkansas). The majority of the Bank’s loans are residential mortgage loans and commercial real estate loans. The Bank’s policy generally calls for collateral or other forms of security to be received from the borrower at the time of loan origination. Such collateral or other form of security is subject to changes in economic value due to various factors beyond the control of the Bank.

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at unpaid principal balances adjusted for any charge-offs, the allowance for loan and lease losses, and any deferred loan fees or costs. Deferred loan fees or costs and discounts on loans are amortized or accreted to income using the level-yield method over the remaining period to contractual maturity.

Mortgage loans originated and committed for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Such loans are generally carried at cost due to the short period of time between funding and sale, generally two to three weeks.

The accrual of interest on loans is generally discontinued when the loan becomes 90 days past due, or, in management’s opinion, the borrower is judged to be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method until qualifying for return to accrual, except when doubt exists as to ultimate collectability of principal and interest. A loan is generally returned to accrual status when the loan is no longer past due and, in the opinion of management, collection of the remaining balance can be reasonably expected. The Company may continue to accrue interest on certain loans that are 90 days past due or more if such loans are well-secured and in the process of collection.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for Loan and Lease Losses—The allowance for loan and lease losses (“ALLL”) is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the ALLL when management believes it is likely that a loan balance is uncollectible. Subsequent recoveries, if any, are credited to the ALLL.

The ALLL represents management’s estimate of incurred credit losses inherent in the Company’s loan portfolio as of the balance sheet date. The estimation of the ALLL is based on a variety of factors, including past loan loss experience, the current credit profiles of the Company’s borrowers, adverse situations that have occurred that may affect borrowers’ ability to repay, the estimated value of underlying collateral, and general economic conditions, including unemployment, bankruptcy trends, vacancy rates, and the level and trend of home sales and prices. Losses are recognized when available information indicates that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available or conditions change.

The methodology for estimating the ALLL consists of (1) an allocated allowance on identified impaired loans and leases (sometimes referred to as a specific allowance) and (2) a general allowance on the remainder of the loan and lease portfolio. Although the Bank determines the amount of each component of the ALLL separately, the entire allowance is available to absorb losses in the loan portfolio.

Allocated (Specific) Allowance

Allocated, or specific, allowances represent impairment measurements on certain impaired loans as further described below. A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the note. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the short fall in relation to the principal and interest owed. Classified loans where the borrower’s total loan relationship exceeds $250,000 are evaluated for impairment on a loan-by-loan basis quarterly. Nonaccrual loans and troubled debt restructurings (“TDRs”) are considered to be impaired loans. TDRs are restructurings in which the Bank, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that the Bank would not otherwise consider. Impairment is measured quarterly on a loan-by-loan basis for all TDRs and impaired loans where the aggregate relationship balance exceeds $250,000 by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Impaired loans under this threshold are aggregated and included in loan pools with their ALLL calculated as described in the following paragraph.

Groups of smaller balance homogeneous loans are collectively evaluated for impairment. Homogeneous loans are those that are considered to have common characteristics that provide for evaluation on an aggregate or pool basis. The Bank considers the characteristics of (1) one- to four-family residential mortgage loans; (2) unsecured consumer loans; and (3) collateralized consumer loans to permit consideration of the appropriateness of the allowance for losses of each group of loans on a pool basis. The primary methodology used to determine the appropriateness of the allowance for losses includes segregating certain specific, poorly performing loans based on their performance characteristics from the pools of loans as to type, valuing these loans, and then applying a loss factor to the remaining pool balance based on several factors including past loss experience, inherent risks, and economic conditions in the primary market areas.

General Allowance

The general component of the ALLL is based on historical loss experience adjusted for qualitative factors stratified by loan segments and classes. Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the applicable qualitative factors. The applied loss factors are reevaluated quarterly to ensure their relevance at each reporting period.

Rate Lock Commitments [Policy Text Block]

Rate Lock Commitments—The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments) as well as corresponding commitments to sell such loans to investors. Rate lock commitments as well as the related sales commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value in derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans. Fair value is based on fees currently charged to enter into similar agreements, and for fixed rate commitments also considers the difference between current levels of interest rates and the committed rates.

Real Estate, Policy [Policy Text Block]

Real Estate Owned, Net—Real estate owned represents foreclosed assets held for sale and is initially recorded at estimated fair value less estimated costs to sell, establishing a new cost basis. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of carrying amount or fair value less costs to sell. Adjustments for losses are charged to operations when the estimated fair value falls below` the carrying value. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs that do not extend the lives of the respective assets are expensed.

Property, Plant and Equipment, Policy [Policy Text Block]

Office Properties and Equipment, Net—Land is carried at cost. Buildings and equipment are stated at cost less accumulated depreciation and amortization. The Company computes depreciation using the straight-line method over the estimated useful lives of the individual assets, which range from 3 to 40 years.

Life Settlement Contracts, Policy [Policy Text Block]

Cash Surrender Value of Life Insurance—Cash surrender value of life insurance represents life insurance purchased by the Bank on a qualifying group of officers with the Bank designated as owner and beneficiary of the policies. The yield on these policies is used to offset a portion of employment benefit costs. The policies are recorded on the consolidated statements of financial condition at their cash surrender values with changes in cash surrender values reported in noninterest income. Death benefits in excess of the cash surrender value are recorded in noninterest income at the time of death.

Income Tax, Policy [Policy Text Block]

Income Taxes— The Company estimates its income taxes payable based on the amounts it expects to owe to the various taxing authorizes (i.e. federal, state and local). In estimating income taxes, management assesses the relative merits and risks of the tax treatment of transactions, taking into account statutory, judicial and regulatory guidance in the context of the Company’s tax position. Management also relies on tax opinions, recent audits, and historical experience.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various statement of financial condition assets and liabilities and gives current recognition to changes in tax rates and laws. Deferred tax assets and liabilities are recognized for the future tax consequences related to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax credits. Deferred tax assets are evaluated for recoverability using a consistent approach that considers the relative impact of negative and positive evidence, including our historical profitability and projections of future taxable income. A valuation allowance for deferred tax assets is established if, based on available evidence at the time the determination is made, that it is more likely than not that some portion or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, future taxable income is estimated based on management-approved business plans and ongoing tax planning strategies. This process involves significant management judgment about assumptions that are subject to change from period to period based on changes in tax laws or variances between projected operating performance, actual results and other factors.

The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no uncertain tax positions.

Interest Rate Risk [Policy Text Block]

Interest Rate Risk—The Bank’s asset base is exposed to risk including the risk resulting from changes in interest rates and changes in the timing of cash flows. The Bank monitors the effect of such risks by considering the mismatch of the maturities of its assets and liabilities in the current interest rate environment and the sensitivity of assets and liabilities to changes in interest rates. The Bank’s management has considered the effect of significant increases and decreases in interest rates and believes such changes, if they occurred, would be manageable and would not affect the ability of the Bank to hold its assets as planned. However, the Bank is exposed to significant market risk in the event of significant and prolonged interest rate changes.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Common Share—Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and warrants, and are determined using the treasury stock method.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

Recent Accounting Pronouncements—In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. The ASU expands ASC 820’s disclosure requirements, particularly for Level 3 inputs, including (1) a quantitative disclosure of the unobservable inputs and assumptions used, (2) a description of the valuation process in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs. The ASU was effective for the Company’s reporting periods beginning after December 15, 2011. As this ASU amended only the disclosure requirements for fair value measurements, the adoption of this ASU did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011, FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions requires the Company to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. ASU 2011-12 deferred this requirement indefinitely. All other requirements in ASU 2011-05 were not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The ASU did not amend the components that must be reported in other comprehensive income. Both ASUs were effective for the Company’s reporting periods beginning after December 15, 2011. The Company adopted this ASU beginning in the quarter ended March 31, 2012. As this ASU amended only the disclosure requirements for fair value measurements, the adoption of this ASU did not have a material impact on the Company’s financial statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. The effective date of ASU 2013-02 is for reporting periods beginning after December 15, 2012. The Company does not expect that the adoption of these provisions will have a material impact on the Company’s financial statements.

Reclassification, Policy [Policy Text Block]

Reclassifications— Various items within the accompanying consolidated financial statements for the previous years have been reclassified to conform to the classifications used for reporting in 2012. These reclassifications had no effect on net earnings.

Note 3 - Investment Securities Available for Sale - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Table Text Block [Abstract]
Summary of Investment Holdings, Schedule of Investments [Table Text Block]
	June 30, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Municipal securities	$40,389	$261	$(405)	$40,245
Corporate debt securities	8,000	6	(31)	7,975

Total	$48,389	$267	$(436)	$48,220
	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

	2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available for Sale	Cost	Gains	Losses	Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325
	2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available for Sale	Cost	Gains	Losses	Value

Municipal securities	$35,590	$1,033	$(10)	$36,613
Corporate debt securities	6,000	--	(190)	5,810
U.S. Government sponsored agencies	19,589	65	--	19,654

Total	$61,179	$1,098	$(200)	$62,077

Schedule of Unrealized Loss on Investments [Table Text Block]
	June 30, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$19,736	$400	$120	$5	$19,856	$405
Corporate debt securities	2,973	28	996	3	3,969	31

Total	$22,709	$428	$1,116	$8	$23,825	$436
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

	2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86
	2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Municipal securities	$1,812	$10	$--	$--	$1,812	$10
Corporate debt securities	3,810	190	--	--	3,810	190

Total	$5,622	$200	$--	$--	$5,622	$200

Investments Classified by Contractual Maturity Date [Table Text Block]
	June 30, 2013
	Amortized	Fair	Weighted
	Cost	Value	Average Rate

Within one year	$607	$609	2.11%
Due from one year to five years	20,661	20,626	2.17%
Due from five years to ten years	17,959	17,860	2.75%
Due after ten years	9,162	9,125	3.78%

Total	$48,389	$48,220	2.69%

	Amortized Cost	Fair Value

Within one year	$175	$176
Due from one year to five years	17,600	17,603
Due from five years to ten years	21,737	22,143
Due after ten years	13,050	13,403

Total	$52,562	$53,325

Realized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31,
	2012	2011

Sales proceeds	$5,387	$18,931

Gross realized gains	$542	$128
Gross realized losses	--	(567)
Net (losses) gains on sales of investment securities	$542	$(439)

Note 4 - Loans Receivable - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 4 - Loans Receivable - 10Q (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30, 2013	December 31, 2012
Real estate:
One- to four-family residential	$139,137	$157,936
Multifamily residential	19,775	20,790
Nonfarm nonresidential	150,942	138,014
Construction and land development	14,243	14,551
Commercial	15,912	16,083
Consumer	4,996	5,818
Total loans receivable	345,005	353,192
Unearned discounts and net deferred loan costs	(125)	(188)
Allowance for loan and lease losses	(13,249)	(15,676)

Loans receivable—net	$331,631	$337,328

	2012	2011

Mortgage loans:
One- to four-family residential	$149,484	$183,158
Home equity and second mortgage	8,452	12,502
Multifamily	20,790	20,476
Commercial real estate	138,014	95,920
One- to four-family construction	803	1,724
Other construction and land	13,748	23,288
Total mortgage loans	331,291	337,068

Commercial loans	16,083	7,603
Consumer loans:
Automobile	1,757	2,536
Other	4,061	5,479
Total consumer loans	5,818	8,015
Total loans receivable	353,192	352,686

Unearned discounts and net deferred loan costs	(188)	(415)
Allowance for loan and lease losses	(15,676)	(20,818)

Loans receivable—net	$337,328	$331,453

Past Due Financing Receivables [Table Text Block]	Past Due and Nonaccrual Loans

June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$1,697	$3,636	$133,804	$139,137
Multifamily residential	--	--	19,775	19,775
Nonfarm nonresidential	--	2,483	148,459	150,942
Construction and land development	140	2,649	11,454	14,243
Commercial	--	22	15,890	15,912
Consumer	23	6	4,967	4,996
Total (1)	$1,860	$8,796	$334,349	$345,005
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,411	$3,982	$146,543	$157,936
Multifamily residential	3,459	--	17,331	20,790
Nonfarm nonresidential	--	4,523	133,491	138,014
Construction and land development	241	3,145	11,165	14,551
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total	$11,467	$12,077	$329,648	$353,192
June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$--	$3,636	$2,213	$5,849
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	2,483	1,875	4,358
Construction and land development	--	2,649	832	3,481
Commercial	--	22	6	28
Consumer	5	6	--	11
Total	$5	$8,796	$4,926	$13,727
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,070	$3,982	$1,975	$7,027
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	4,523	2,713	7,236
Construction and land development	241	3,145	747	4,133
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,337	$3,805	$138,342	$149,484
Home equity and second mortgage	74	177	8,201	8,452
Multifamily residential	3,459	--	17,331	20,790
Commercial real estate	--	4,523	133,491	138,014
One- to four-family construction	--	130	673	803
Other construction and land	241	3,015	10,492	13,748
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total (1)	$11,467	$12,077	$329,648	$353,192
December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$8,319	$5,604	$169,235	$183,158
Home equity and second mortgage	126	437	11,939	12,502
Multifamily residential	31	--	20,445	20,476
Commercial real estate	1,371	4,752	89,797	95,920
One- to four-family construction	--	--	1,724	1,724
Other construction and land	191	1,344	21,753	23,288
Commercial	--	388	7,215	7,603
Consumer	23	5	7,987	8,015
Total (1)	$10,061	$12,530	$330,095	$352,686
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,046	$3,805	$1,795	$6,646
Home equity and second mortgage	24	177	180	381
Multifamily residential	--	--	--	--
Commercial real estate	--	4,523	2,713	7,236
One- to four-family construction	--	130	--	130
Other construction and land	241	3,015	747	4,003
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824
December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,870	$5,604	$4,262	$11,736
Home equity and second mortgage	57	437	270	764
Multifamily residential	--	--	4,645	4,645
Commercial real estate	203	4,752	8,283	13,238
Other construction and land	164	1,344	1,893	3,401
Commercial	--	--	72	72
Consumer	--	5	93	98
Total	$2,294	$12,142	$19,518	$33,954

Impaired Financing Receivables [Table Text Block]
	June 30, 2013			December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Unpaid Principal Balance	Recorded Investment	Valuation Allowance
Impaired loans with a valuation allowance:
One- to four-family residential	$2,730	$2,328	$402	$1,424	$1,149	$275
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	3,256	2,215	1,041	3,596	2,817	778
Construction and land development	2,275	1,814	461	737	607	130
Commercial	1	--	1	380	--	380
Consumer	5	--	5	5	4	2
	8,267	6,357	1,910	6,142	4,577	1,565

Impaired loans without a valuation allowance:
One- to four-family residential	3,389	3,389	--	6,718	6,718	--
Multifamily residential	--	--	--	3,459	3,459	--
Nonfarm nonresidential	1,102	1,102	--	4,876	4,876	--
Construction and land development	1,206	1,206	--	3,396	3,396	--
Commercial	27	27	--	22	22	--
Consumer	6	6	--	27	27	--
	5,730	5,730	--	18,498	18,498	--
Total impaired loans	$13,997	$12,087	$1,910	$24,640	$23,075	$1,565

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$1,343	$1,136	$207	$2,142	$37
Home equity and second mortgage	81	13	68	20	2
Multifamily residential	--	--	--	451	--
Commercial real estate	3,596	2,817	778	2,440	119
Other construction and land	737	607	130	1,127	--
Commercial	380	--	380	46	--
Consumer	5	4	2	6	--
	6,142	4,577	1,565	6,232	158

Impaired loans without a valuation allowance:
One- to four-family residential	6,399	6,399	--	7,175	69
Home equity and second mortgage	319	319	--	488	4
Multifamily residential	3,459	3,459	--	3,230	166
Commercial real estate	4,876	4,876	--	6,443	98
One- to four-family construction	130	130	--	76	--
Other construction and land	3,266	3,266	--	3,630	22
Commercial	22	22	--	200	--
Consumer	27	27	--	50	1
	18,498	18,498	--	21,292	360
Total impaired loans	$24,640	$23,075	$1,565	$27,524	$518

Interest based on original terms					$1,547

Interest income recognized on a cash basis on impaired loans					$203
	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$3,019	$2,714	$305	$3,734	$52
Home equity and second mortgage	108	27	81	158	3
Multifamily residential	2,958	2,255	703	4,425	--
Commercial real estate	4,301	2,422	1,879	2,290	3
One- to four-family construction	--	--	--	2	--
Other construction and land	925	645	280	3,192	12
Commercial	--	--	--	129	--
Consumer	70	25	45	16	--
	11,381	8,088	3,293	13,946	70

Impaired loans without a valuationallowance:
One- to four-family residential	10,066	10,066	--	16,911	255
Home equity and second mortgage	723	723	--	801	33
Multifamily residential	5,175	5,175	--	4,171	18
Commercial real estate	8,937	8,937	--	10,710	282
One- to four-family construction	--	--	--	--	--
Other construction and land	2,758	2,758	--	3,156	50
Commercial	72	72	--	336	5
Consumer	49	49	--	83	2
	27,780	27,780	--	36,168	645
Total impaired loans	$39,161	$35,868	$3,293	$50,114	$715

Interest based on original terms					$2,272

Interest income recognized on a cash basis on impaired loans					$320

Financing Receivable Credit Quality Indicators [Table Text Block]
	June 30, 2013
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,704	$2,969	$9,264	$96,200	$139,137
Multifamily residential	19,764	--	--	11	19,775
Nonfarm nonresidential	140,612	5,129	4,374	827	150,942
Construction and land development	6,020	392	4,242	3,589	14,243
Commercial	15,420	--	364	128	15,912
Consumer	155	--	26	4,815	4,996
Total (1)	$212,675	$8,490	$18,270	$105,570	$345,005
	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,216	$3,698	$12,993	$111,029	$157,936
Multifamily residential	16,695	--	4,078	17	20,790
Nonfarm nonresidential	117,604	7,445	12,045	920	138,014
Construction and land development	5,298	867	4,934	3,452	14,551
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$29,480	$3,667	$12,222	$104,115	$149,484
Home equity and second mortgage	736	31	771	6,914	8,452
Multifamily residential	16,695	--	4,078	17	20,790
Commercial real estate	117,604	7,445	12,045	920	138,014
One- to four-family construction	108	465	130	100	803
Other construction and land	5,190	402	4,804	3,352	13,748
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192
	December 31, 2011
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$24,300	$13,888	$27,877	$117,093	$183,158
Home equity and second mortgage	558	487	1,569	9,888	12,502
Multifamily residential	4,736	6,655	6,203	2,882	20,476
Commercial real estate	55,997	9,174	29,020	1,729	95,920
One- to four-family construction	--	--	905	819	1,724
Other construction and land	9,365	2,908	8,684	2,331	23,288
Commercial	5,579	1,105	521	398	7,603
Consumer	626	13	191	7,185	8,015
Total (1)	$101,161	$34,230	$74,970	$142,325	$352,686

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
June 30, 2013	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	2	$270	11	$691	13	$961
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	--	--	3	583	3	583
Construction and land development	--	--	5	956	5	956
Consumer	--	--	1	5	1	5

Total	2	$270	20	$2,235	22	$2,505
December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	12	$1,115	9	$1,461	21	$2,576
Multifamily residential	1	3,459	--	--	1	3,459
Nonfarm nonresidential	1	1,235	3	606	4	1,841
Construction and land development	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	11	$1,096	6	$1,391	17	$2,487
Home equity and second mortgage	1	19	3	70	4	89
Multifamily residential	1	3,459	--	--	1	3,459
Commercial real estate	1	1,235	3	606	4	1,841
Other construction and land	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198
December 31, 2011	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	15	$1,349	11	$1,134	26	$2,483
Home equity and second mortgage	3	68	4	133	7	201
Multifamily residential	1	3,488	1	1,399	2	4,887
Commercial real estate	--	--	6	4,759	6	4,759
Other construction and land	5	282	4	1,242	9	1,524
Consumer	7	20	--	--	7	20

Total	31	$5,207	26	$8,667	57	$13,874

Schedule of Accrued Interest Receivables [Table Text Block]
	2012	2011

Loans	$1,083	$1,085
Investment securities	362	395
Deposits in banks	56	36

Total	$1,501	$1,516

Schedule of Loans Restructured As TDRs in Current Period [Table Text Block]
	Year Ended December 31, 2012
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2012	Payment Term (1)	Other
One- to four-family residential	1	$880	$875	$880	$--	-
Commercial real estate	1	164	166	164	--

Total	2	$1,044	$1,041	$1,044	$--
	Year Ended December 31, 2011
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2011	Payment Term (1)	Other
One- to four-family residential	4	$567	$253	$100	$467	(3)
Home equity and second mortgage	2	78	76	19	59	(3)
Commercial real estate	2	1,471	1,495	200	1,271	(2)
Other construction and land	2	96	95	--	96	(3)
Commercial	1	54	--	--	54	(4)
Consumer	1	3	2	3	--

Total	12	$2,269	$1,921	$322	$1,947

Additional Information Regarding Troubled Debt Restructurings [Table Text Block]
	Year Ended December 31, 2012
	Number of Loans	Unpaid Principal Balance at December 31, 2012	Charge-offs	Transfers to REO

Home equity and second mortgage	1	$53	$--	$--

Total	1	$53	$--	$--
	Year Ended December 31, 2011
	Number of Loans	Unpaid Principal Balance at December 31, 2011	Charge-offs	Transfers to REO
One- to four-family residential	7	$142	$163	$840
Home equity and second mortgage	3	51	137	--
Multifamily residential	1	--	962	718
Commercial real estate	1	409	--	--
Other construction and land	2	318	--	45
Commercial	1	--	98	--
Consumer	2	--	67	--

Total	17	$920	$1,427	$1,603

Three and Six Months Ended [Member]
Note 4 - Loans Receivable - 10Q (Tables) [Line Items]
Impaired Financing Receivables [Table Text Block]
	Three and Six Months Ended June 30, 2013
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,403	$1,985	$2	$5
Multifamily residential	1,479	986	--	--
Nonfarm nonresidential	2,165	2,382	--	--
Construction and land development	1,560	1,242	--	--
Commercial	--	--	--	--
Consumer	--	1	--	--
	7,607	6,596	2	5

Impaired loans without a valuation allowance:
One- to four-family residential	4,063	4,948	--	--
Multifamily residential	--	1,153	--	--
Nonfarm nonresidential	2,160	3,065	--	--
Construction and land development	1,604	2,201	--	--
Commercial	24	23	--	--
Consumer	16	19	--	--
	7,867	11,409	--	--
Total impaired loans	$15,474	$18,005	$2	$5

Interest based on original terms			$353	$488

Interest income recognized on a cash basis on impaired loans			$--	$--
	Three and Six Months Ended June 30, 2012
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,817	$2,791	$6	$--
Multifamily residential	--	752	--	--
Nonfarm nonresidential	2,791	2,668	17	40
Construction and land development	1,958	1,520	--	9
Commercial	--	--	--	--
Consumer	--	8	--	--
	7,566	7,739	23	49

Impaired loans without a valuation allowance:
One- to four-family residential	6,727	8,080	25	57
Multifamily residential	2,026	3,076	3	7
Nonfarm nonresidential	6,320	7,192	31	84
Construction and land development	4,121	3,667	22	89
Commercial	443	319	--	--
Consumer	73	65	--	1
	19,710	22,399	81	238
Total impaired loans	$27,276	$30,138	$104	$287

Interest based on original terms			$430	$856

Interest income recognized on a cash basis on impaired loans			$107	$203

Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Three Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,778	$1,074	$5,341	$1,190	$1,000	$214	$15,597
Provision charged to expense	22	382	(532)	114	(13)	27	--
Losses charged off	(662)	(876)	(874)	(115)	(380)	(49)	(2,956)
Recoveries	13	--	500	24	55	16	608
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249
	Six Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676
Provision charged to expense	1,746	137	(2,006)	91	12	20	--
Losses charged off	(747)	(876)	(1,008)	(115)	(380)	(76)	(3,202)
Recoveries	53	--	500	107	74	41	775
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249
	Three Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,447	$1,398	$6,230	$3,616	$491	$158	$18,340
Provision charged to expense	756	(512)	1,939	(2,006)	(201)	30	6
Losses charged off	(617)	--	(505)	(37)	--	(50)	(1,209)
Recoveries	47	--	24	11	23	22	127
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264
	Six Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,999	$2,654	$7,316	$2,651	$972	$226	$20,818
Provision charged to expense	622	(788)	2,589	(1,747)	(688)	34	22
Losses charged off	(1,053)	(997)	(2,241)	(37)	--	(145)	(4,473)
Recoveries	65	17	24	717	29	45	897
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264
	June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$402	$--	$1,041	$461	$1	$5	$1,910
Collectively evaluated for impairment	5,749	580	3,394	752	661	203	11,339
Ending balance	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

Loan balances (1):
Individually evaluated for impairment	$6,119	$--	$4,358	$3,481	$28	$11	$13,997
Collectively evaluated for impairment	133,018	19,775	146,584	10,762	15,884	4,985	331,008
Ending balance	$139,137	$19,775	$150,942	$14,243	$15,912	$4,996	$345,005
	December 31, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$275	$--	$778	$130	$380	$2	$1,565
Collectively evaluated for impairment	4,824	1,319	6,171	1,000	576	221	14,111
Ending balance	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676

Loan balances (1):
Individually evaluated for impairment	$8,142	$3,459	$8,472	$4,133	$402	$32	$24,640
Collectively evaluated for impairment	149,794	17,331	129,542	10,418	15,681	5,786	328,552
Ending balance	$157,936	$20,790	$138,014	$14,551	$16,083	$5,818	$353,192

Year Ended December 31, 2012	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Provision charged to expense	(340)	58	(355)	2,141	(33)	(1,803)	162	192	22
Losses charged off	(1,620)	(223)	(997)	(2,517)	--	(407)	(237)	(269)	(6,270)
Recoveries	114	111	17	9	--	722	59	74	1,106
Balance, end of year	$4,460	$639	$1,319	$6,949	$51	$1,079	$956	$223	$15,676
Ending balance: individually evaluated for impairment	$207	$68	$--	$778	$--	$130	$380	$2	$1,565
Ending balance: collectively evaluated for impairment	$4,253	$571	$1,319	$6,171	$51	$949	$576	$221	$14,111
Loan balances (1):
Ending balance	$149,484	$8,452	$20,790	$138,014	$803	$13,748	$16,083	$5,818	$353,192
Ending balance: individually evaluated for impairment	$7,742	$400	$3,459	$8,472	$130	$4,003	$402	$32	$24,640
Ending balance: collectively evaluated for impairment	$141,742	$8,052	$17,331	$129,542	$673	$9,745	$15,681	$5,786	$328,552
Year Ended December 31, 2011	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$5,440	$1,275	$6,581	$9,491	$81	$4,035	$3,543	$638	$31,084
Provision charged to expense	3,993	(160)	(1,132)	189	31	204	(2,139)	(127)	859
Losses charged off	(3,177)	(486)	(2,795)	(2,375)	(28)	(2,190)	(517)	(409)	(11,977)
Recoveries	50	64	--	11	--	518	85	124	852
Balance, end of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Ending balance: individually evaluated for impairment	$305	$81	$703	$1,879	$--	$280	$--	$45	$3,293
Ending balance: collectively evaluated for impairment	$6,001	$612	$1,951	$5,437	$84	$2,287	$972	$181	$17,525
Loan balances (1):
Ending balance	$183,158	$12,502	$20,476	$95,920	$1,724	$23,288	$7,603	$8,015	$352,686
Ending balance: individually evaluated for impairment	$13,085	$831	$8,133	$13,238	$--	$3,683	$72	$119	$39,161
Ending balance: collectively evaluated for impairment	$170,073	$11,671	$12,343	$82,682	$1,724	$19,605	$7,531	$7,896	$313,525

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Balance—beginning of period	$9,396	$20,501	$14,877	$20,934

Provisions for estimated losses	33	280	219	308
Recoveries	--	--	--	--
Losses charged off	(23)	(1,132)	(5,690)	(1,593)

Balance—end of period	$9,406	$19,649	$9,406	$19,649

	Year Ended December 31
	2012	2011

Balance—beginning of year	$20,934	$7,841

Provisions for estimated losses	1,388	17,335
Losses charged off	(7,445)	(4,242)

Balance—end of year	$14,877	$20,934

Note 6 - Stock Based Compensation - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Shares Underlying Awards	Weighted Average Exercise Price

Outstanding—January 1, 2013	223,500	$6.65
Granted	--	$--
Forfeited	(4,500)	$6.57

Outstanding—June 30, 2013	219,000	$6.66
	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding—January 1, 2013	--	$--
Granted	58,500	$8.90
Forfeited	--	$--

Outstanding—June 30, 2013	58,500	$8.90

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011
Expected Term (years)	7	7
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
		Exercise
	Shares	Price

Outstanding—January 1, 2011	--	$--
Granted	255,500	$6.26
Forfeited	(19,500)	$6.57

Outstanding—December 31, 2011	236,000	$6.23

Granted	67,500	$7.96
Forfeited	(80,000)	$6.52

Outstanding—December 31, 2012	223,500	$6.65

Note 7 - Earnings Per Share - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942

	2012	2011
Basic weighted average shares outstanding	19,302,603	12,720,641
Effect of dilutive securities	1,285,172	--
Diluted weighted average shares outstanding	20,587,775	12,720,641

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Stock options	237,246
Warrants	2,000,000

Note 8 - Fair Value Measurements - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013
Available for sale investment securities:
Municipal securities	$40,245	$--	$40,245	$--
Corporate debt securities	7,975	--	7,975	--
Total	$48,220	$--	$48,220	$--

December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

December 31, 2011
Available for sale investment securities:
Municipal securities	$36,613	$--	$36,613	$--
Corporate debt securities	5,810	--	5,810	--
U.S. Government sponsored agencies	19,654	--	19,654	--
Total	$62,077	$--	$62,077	$--

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013
Impaired loans	$15,956	$--	$--	$15,956
REO, net	3,155	--	--	3,155

June 30, 2012
Impaired loans	$17,580	$--	$--	$17,580
REO, net	6,136	--	--	6,136

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Impaired loans	$18,855	$--	$--	$18,855
REO, net	10,891	--	--	10,891

December 31, 2011
Impaired loans	$25,869	$--	$--	$25,869
REO, net	46,695	--	--	46,695

Note 9 - Fair Value of Financial Instruments - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	June 30, 2013		December 31, 2012
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$48,263	$48,263	$42,607	$42,607
Level 2 inputs:
Interest-bearing time deposits in banks	25,858	26,422	29,592	30,413
Federal Home Loan Bank stock	375	375	375	375
Loans held for sale	3,369	3,369	4,435	4,435
Cash surrender value of life insurance	23,401	23,401	23,003	23,003
Accrued interest receivable	1,357	1,357	1,501	1,501
Level 3 inputs:
Loans receivable—net	331,631	339,320	337,328	351,642

FINANCIAL LIABILITIES:
Level 1 inputs:
Deposits held for sale	4,690	4,690	--	--
Level 2 inputs:
Checking, money market and savings accounts	198,798	198,798	203,308	203,308
Other borrowings	996	1,078	3,109	3,239
Accrued interest payable	23	23	23	23
Advance payments by borrowers for taxes and insurance	294	294	676	676
Level 3 inputs:
Certificates of deposit	238,405	239,505	251,743	255,573

	December 31, 2012		December 31, 2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$42,607	$42,607	$79,799	$79,799
Level 2 inputs:
Interest bearing time deposits in banks	29,592	30,413	27,113	27,572
Federal Home Loan Bank stock	375	375	576	576
Loans held for sale	4,435	4,435	3,339	3,339
Cash surrender value of life insurance	23,003	23,003	22,213	22,213
Accrued interest receivable	1,501	1,501	1,516	1,516
Level 3 inputs:
Loans receivable—net	337,328	351,642	331,453	333,006

FINANCIAL LIABILITIES:
Level 2 inputs:
Checking, money market and savings accounts	203,308	203,308	207,015	207,015
Other borrowings	3,109	3,239	6,679	6,889
Accrued interest payable	23	23	54	54
Advance payments by borrowers for taxes and insurance	676	676	816	816
Level 3 inputs:
Certificates of deposit	251,743	255,573	291,566	293,198

Note 10 - Regulatory Matters - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized Under Prompt Corrective Action Provisions (1)		Other Requirements (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2013:

Tangible Capital to Tangible Assets	$70,013	13.57%	$7,739	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	70,013	13.57%	20,636	4.00%	$20,636	4.00%	$41,272	8.00%

Total Capital to Risk-Weighted Assets	74,600	20.82%	28,664	8.00%	28,664	8.00%	42,996	12.00%

Tier I Capital to Risk-Weighted Assets	70,013	19.54%	N/A	N/A	14,332	4.00%	N/A	N/A
As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371	8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773	12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A	N/A

	Actual		For Capital Adequacy Purposes		To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions(1)		Required Per Bank Order (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371		8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773		12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A		N/A
As of December 31, 2011:

Tangible Capital to Tangible Assets	$64,839	11.22%	$8,666	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	64,839	11.22%	23,111	4.00%	$23,111	4.00%	$46,221	(1)	8.00%

Total Capital to Risk-Weighted Assets	69,466	19.62%	28,319	8.00%	28,319	8.00%	42,479	(1)	12.00%

Tier I Capital to Risk-Weighted Assets	64,839	18.32%	N/A	N/A	14,160	4.00%	N/A		N/A

Note 4 - Interest Bearing Time Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Time Deposits In Banks [Abstract]
Schedule of Maturities of Interest Bearing Time Deposits in Banks [Table Text Block]
Amounts maturing during the years ending December 31:	Weighted Average Rate	Amount
2013	0.91%	$5,225
2014	1.18	11,946
2015	1.49	1,491
2016	2.02	8,949
2017	1.43	1,981

Total	1.42%	$29,592

Note 9 - Office Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Note 9 - Office Properties and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land and land improvements	$5,838	$5,937
Buildings and improvements	21,279	21,400
Furniture and equipment	5,953	7,246
Automobiles	213	271

Total	33,283	34,854

Accumulated depreciation	(12,649)	(13,413)

Office properties and equipment—net	$20,634	$21,441

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending December 31

2013	$160
2014	160
2015	160
2016	160
2017	160
2018 and thereafter	27

Total	$827

Noncancelable Lease [Member]
Note 9 - Office Properties and Equipment (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending December 31

2013	$19
2014	3

Total	$22

Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Deposits [Table Text Block]
	2012	2011

Checking accounts, including noninterest bearing deposits of $22,570 and $25,538 in 2012 and 2011, respectively	$131,826	$137,078
Money market accounts	40,818	42,033
Savings accounts	30,664	27,904
Certificates of deposit	251,743	291,566

Total	$455,051	$498,581

Schedule of Maturities of Certificates of Deposit [Table Text Block]
Years Ending December 31

2013	$134,893
2014	49,820
2015	30,826
2016	13,293
2017	11,340
2018 and thereafter	11,571

Total	$251,743

Interest Expense on Deposits [Table Text Block]
	Year Ended December 31
	2012	2011

Interest bearing checking accounts	$266	$231
Money market accounts	124	133
Savings and certificate accounts	3,988	6,044
Early withdrawal penalties	(56)	(57)

Total	$4,322	$6,351

Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowings [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	2012		2011
	Weighted		Weighted
Amounts Maturing in Year Ending	Average		Average
December 31	Rate	Amount	Rate	Amount

2012	--%	$--	2.25%	$3,570
2013	0.64	2,168	0.75	2,168
2014	4.16	114	4.16	114
2015	4.49	616	4.49	616
2016	3.95	82	3.95	82
2017	3.95	85	3.95	85
Thereafter	3.95	44	3.95	44

Total	1.76%	$3,109	2.06%	$6,679

Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31
	2012	2011

Income tax provision (benefit):
Current:
Federal	$--	$--
State	--	--
Total current	--	--

Deferred:
Federal	1,946	(3,429)
State	45	(1,205)
Valuation allowance	(1,991)	4,634
Total deferred	--	--

Total	$--	$--

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31
	2012		2011

Taxes at statutory rate	$258	34.0%	$(6,471)	34.0%
Increase (decrease) resulting from:
State income tax—net	33	4.3	(816)	4.3
Section 382 write-down	2,381	315.5	3,123	(16.4)
Change in valuation allowance	(1,991)	(263.8)	4,634	(24.4)
Earnings on life
insurance policies	(269)	(35.6)	(262)	1.4
Nontaxable investments	(409)	(54.1)	(263)	1.4
Other—net	(3)	(.3)	55	(0.3)

Total	$--	0.0%	$--	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Deferred tax assets:
Allowance for loan and lease losses	$9,369	$11,532
Real estate owned	6,810	9,146
Section 382 net operating loss carryforward	2,527	2,665
Net operating loss carryforward	3,930	1,316
Nonaccrual loan interest	676	723
Other	313	348

Total deferred tax assets	23,625	25,730
Valuation allowance	(22,859)	(24,850)
Deferred tax asset, net of allowance	766	880

Deferred tax liabilities:
Office properties	(580)	(724)
Federal Home Loan Bank stock	(22)	(33)
Pension plan contribution	(83)	--
Prepaid expenses	(81)	(123)

Total deferred tax liabilities	(766)	(880)

Net deferred tax asset (liability)	$--	$--

Note 23 - Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
ASSETS	2012	2011
Cash and cash equivalents (deposits in Bank)	$1,494	$2,773
Investment in Bank	68,197	65,901
Other assets	--	221

TOTAL	$69,691	$68,895

LIABILITIES AND STOCKHOLDERS’ EQUITY

Accrued expenses and other liabilities	$31	$2
Stockholders’ equity	69,660	68,893

TOTAL	$69,691	$68,895

Condensed Income Statement [Table Text Block]
	2012	2011

INCOME:
Dividends from the Bank	$--	$--
Interest income—loan to the Bank	--	--

Total income	--	--

EXPENSES:
Management fees	120	80
Other operating expenses	409	515

Total expenses	529	595

LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(595)

INCOME TAX (EXPENSE) BENEFIT	--	(138)

LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(733)

EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	1,284	(18,301)

NET INCOME (LOSS)	$755	$(19,034)

OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY	(135)	3,218

COMPREHENSIVE INCOME (LOSS)	$620	$(15,816)

Condensed Cash Flow Statement [Table Text Block]
	2012	2011

OPERATING ACTIVITIES:
Net income (loss)	$755	$(19,034)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank	(1,284)	18,301
Stock compensation expense	147	68
Changes in operating assets and liabilities:
Other assets	221	303
Accrued expenses and other liabilities	29	(139)

Net cash used in operating activities	(132)	(501)

INVESTING ACTIVITIES—
Investment in Bank	(1,147)	(44,843)
Loan to Bank, net of repayments	--	428

Net cash used in investing activities	(1,147)	(44,415)

FINANCING ACTIVITIES:
Proceeds from issuance of common stock	--	47,592

Net cash provided by financing activities	--	47,592

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,279)	2,676

CASH AND CASH EQUIVALENTS:
Beginning of period	2,773	97

End of period	$1,494	$2,773

Note 1 - Summary of Significant Accounting Policies - 10Q (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Real Estate Acquired Through Foreclosure (in Dollars)	$ 16,658,000	$ 16,658,000	$ 28,113,000	$ 11,967,000
Pension and Other Postretirement Benefit Contributions (in Dollars)	441,000	991,000	139,000
Evaluation for Impairment Threshold, Amount (in Dollars)		250,000
Commercial and Residential Lots [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Real Estate Acquired Through Foreclosure (in Dollars)	$ 6,600,000	$ 6,600,000
Minimum [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		3
Maximum [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		40

Note 3 - Investment Securities Available for Sale - 10Q (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,600,000	$ 1,600,000	$ 1,200,000
Cash, FDIC Insured Amount		250,000
Available for Sale Securities Amortized Cost	48,389,000	52,562,000	61,179,000
Collateral Required for Deposits Minimum Balance [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Cash, FDIC Insured Amount	250,000	250,000
Federal Reserve Bank Primary Discount Window [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	8,000,000	7,900,000
Call Options [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available for Sale Securities Amortized Cost	32,800,000	36,800,000	48,500,000
Callable Within One Year [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available for Sale Securities Amortized Cost	9,600,000	9,200,000	26,600,000
Federal Reserve Bank Transaction Settlements [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral			$ 8,900,000

Note 3 - Investment Securities Available for Sale - 10Q (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 48,389	$ 52,562	$ 61,179
Gross Unrealized Gains	267	849	1,098
Gross Unrealized Losses	(436)	(86)	(200)
Fair Value	48,220	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	40,389	44,562	35,590
Gross Unrealized Gains	261	849	1,033
Gross Unrealized Losses	(405)	(18)	(10)
Fair Value	40,245	45,393	36,613
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	8,000	8,000	6,000
Gross Unrealized Gains	6
Gross Unrealized Losses	(31)	(68)	(190)
Fair Value	$ 7,975	$ 7,932	$ 5,810

Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	$ 22,709	$ 8,013	$ 5,622
Less than 12 Months, Unrealized Losses	428	38	200
12 Months or More, Fair Value	1,116	3,952
12 Months or More, Unrealized Losses	8	48
Fair Value	23,825	11,965	5,622
Unrealized Losses	436	86	200
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	19,736	4,033	1,812
Less than 12 Months, Unrealized Losses	400	18	10
12 Months or More, Fair Value	120
12 Months or More, Unrealized Losses	5
Fair Value	19,856	4,033	1,812
Unrealized Losses	405	18	10
Corporate Debt Securities [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	2,973	3,980	3,810
Less than 12 Months, Unrealized Losses	28	20	190
12 Months or More, Fair Value	996	3,952
12 Months or More, Unrealized Losses	3	48
Fair Value	3,969	7,932	3,810
Unrealized Losses	$ 31	$ 68	$ 190

Note 3 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities of Debt Securities [Abstract]
Within one year	$ 607	$ 175
Within one year	609	176
Within one year	2.11%
Due from one year to five years	20,661	17,600
Due from one year to five years	20,626	17,603
Due from one year to five years	2.17%
Due from five years to ten years	17,959	21,737
Due from five years to ten years	17,860	22,143
Due from five years to ten years	2.75%
Due after ten years	9,162	13,050
Due after ten years	9,125	13,403
Due after ten years	3.78%
Total	48,389	52,562	61,179
Total	$ 48,220	$ 53,325	$ 62,077
Total	2.69%

Note 4 - Loans Receivable - 10Q (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		$ 353,192,000	[1],[2]	$ 352,686,000	[1],[2]
Percentage of Outstanding Balance Of Loans Pledged to the FHLB	90.00%
Financing Receivable, Modifications, Recorded Investment	2,500,000	9,200,000		13,900,000
Minimum Loan Amount for Loans Analyzed by Credit Risk	250,000	250,000
Bank Servicing Fees		7,000		24,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing				388,000
Modified in Current Quarter [Member] | One Loan as TDR [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,000
One-to-Four-Family Residential [Member] | Federal Home Loan Bank [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Loans Pledged as Collateral	56,600,000	67,300,000
One-to-Four-Family Residential [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		149,484,000		183,158,000
Loans Pledged as Collateral		67,300,000		85,900,000
Commercial Real Estate Loans [Member] | Federal Reserve Bank [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Loans Pledged as Collateral	8,700,000	9,400,000
Commercial Real Estate Loans [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		138,014,000		95,920,000
Loans Pledged as Collateral		9,400,000		12,300,000
Serviced for Others [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross	4,100,000	8,700,000		13,400,000
Maturity 30 to 90 Days [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Percent of Collateral Value of Loans Allowed to Pledge to FHLB		90.00%
Nonaccrual Troubled Debt Restructurings [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 2,235,000	$ 3,382,000		$ 8,667,000

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

Note 4 - Loans Receivable - 10Q (Details) - Loans Receivable (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 345,005	[1],[2]		$ 353,192	[1],[2]
Unearned discounts and net deferred loan costs	(125)			(188)
Allowance for loan and lease losses	(13,249)		(15,597)	(15,676)		(17,264)	(18,340)	(20,818)	(31,084)
Loans receivable—net	331,631			337,328				331,453
Commercial	15,912			16,083
Consumer	4,996			5,818
One-to-Four-Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	139,137			157,936
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	19,775			20,790
Nonfarm Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	150,942			138,014
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 14,243			$ 14,551

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

Note 4 - Loans Receivable - 10Q (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 345,005	[1],[2]	$ 353,192	[1],[2]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,697		7,411		8,319
90 Days or More Past Due	3,636		3,982		5,604
Current	133,804		146,543		169,235
Total	139,137	[1]	157,936	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			3,459		31
Current	19,775		17,331		20,445
Total	19,775	[1]	20,790	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	2,483		4,523
Current	148,459		133,491
Total	150,942	[1]	138,014	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	140		241
90 Days or More Past Due	2,649		3,145
Current	11,454		11,165
Total	14,243	[1]	14,551	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			341
90 Days or More Past Due	22		402		388
Current	15,890		15,340		7,215
Total	15,912	[1]	16,083	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	23		15		23
90 Days or More Past Due	6		25		5
Current	4,967		5,778		7,987
Total	4,996	[1]	5,818	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,860	[1]	11,467	[3]	10,061	[3]
90 Days or More Past Due	8,796	[1]	12,077	[3]	12,530	[3]
Current	334,349	[1]	329,648	[3]	330,095	[3]
Total	345,005	[1]	353,192	[1]
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			1,070		1,870
90 Days or More Past Due	3,636		3,982		5,604
Current	2,213		1,975		4,262
Total	5,849		7,027
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current					4,645
Nonaccrual [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	2,483		4,523
Current	1,875		2,713
Total	4,358		7,236
Nonaccrual [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241
90 Days or More Past Due	2,649		3,145
Current	832		747
Total	3,481		4,133
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22		402
Current	6				72
Total	28		402
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1
90 Days or More Past Due	6		25		5
Current					93
Total	11		26
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1,312		2,294
90 Days or More Past Due	8,796		12,077		12,142
Current	4,926		5,435		19,518
Total	13,727		18,824
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	139,137	[1],[2]	157,936	[1],[2]
Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	19,775	[1],[2]	20,790	[1],[2]
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	150,942	[1],[2]	138,014	[1],[2]
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14,243	[1],[2]	14,551	[1],[2]
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 15,912	[1],[2]	$ 16,083	[1],[2]

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[3]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

Note 4 - Loans Receivable - 10Q (Details) - Impaired Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Unpaid Principal Balance	$ 8,267	$ 6,142	$ 11,381
Recorded Investment	6,357	4,577	8,088
Valuation Allowance	1,910	1,565	3,293
Impaired loans without a valuation allowance:
Unpaid Principal Balance	5,730	18,498	27,780
Recorded Investment	5,730	18,498	27,780
Total impaired loans	13,997	24,640	39,161
Total impaired loans	12,087	23,075	35,868
Total impaired loans	1,910	1,565	3,293
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,730	1,424	3,019
Recorded Investment	2,328	1,149	2,714
Valuation Allowance	402	275	305
Impaired loans without a valuation allowance:
Unpaid Principal Balance	3,389	6,718	10,066
Recorded Investment	3,389	6,718	10,066
Total impaired loans	402	275	305
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance			2,958
Recorded Investment			2,255
Valuation Allowance			703
Impaired loans without a valuation allowance:
Unpaid Principal Balance		3,459	5,175
Recorded Investment		3,459	5,175
Total impaired loans			703
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	3,256	3,596
Recorded Investment	2,215	2,817
Valuation Allowance	1,041	778
Impaired loans without a valuation allowance:
Unpaid Principal Balance	1,102	4,876
Recorded Investment	1,102	4,876
Total impaired loans	1,041	778
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,275	737
Recorded Investment	1,814	607
Valuation Allowance	461	130
Impaired loans without a valuation allowance:
Unpaid Principal Balance	1,206	3,396
Recorded Investment	1,206	3,396
Total impaired loans	461	130
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1	380
Valuation Allowance	1	380
Impaired loans without a valuation allowance:
Unpaid Principal Balance	27	22	72
Recorded Investment	27	22	72
Total impaired loans	1	380
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	5	5	70
Recorded Investment		4	25
Valuation Allowance	5	2	45
Impaired loans without a valuation allowance:
Unpaid Principal Balance	6	27	49
Recorded Investment	6	27	49
Total impaired loans	$ 5	$ 2	$ 45

Note 4 - Loans Receivable - 10Q (Details) - Impaired Loans Interest Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Average Recorded Investment	$ 7,607	$ 7,566	$ 6,596	$ 7,739	$ 6,232	$ 13,946
Interest Income Recognized	2	23	5	49	158	70
Impaired loans without a valuation allowance:
Average Recorded Investment	7,867	19,710	11,409	22,399	21,292	36,168
Interest Income Recognized		81		238	360	645
Total impaired loans	15,474	27,276	18,005	30,138	27,524	50,114
Total impaired loans	2	104	5	287	518	715
Interest income recognized on a cash basis on impaired loans					203	320
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	2,403	2,817	1,985	2,791
Interest Income Recognized	2	6	5
Impaired loans without a valuation allowance:
Average Recorded Investment	4,063	6,727	4,948	8,080
Interest Income Recognized		25		57
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1,479		986	752
Impaired loans without a valuation allowance:
Average Recorded Investment		2,026	1,153	3,076
Interest Income Recognized		3		7
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	2,165	2,791	2,382	2,668
Interest Income Recognized		17		40
Impaired loans without a valuation allowance:
Average Recorded Investment	2,160	6,320	3,065	7,192
Interest Income Recognized		31		84
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1,560	1,958	1,242	1,520
Interest Income Recognized				9
Impaired loans without a valuation allowance:
Average Recorded Investment	1,604	4,121	2,201	3,667
Interest Income Recognized		22		89
Commercial Loan [Member]
Impaired loans without a valuation allowance:
Average Recorded Investment	24	443	23	319
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment			1	8
Impaired loans without a valuation allowance:
Average Recorded Investment	16	73	19	65
Interest Income Recognized				1
Interest Income Based on Original Terms [Member]
Impaired loans without a valuation allowance:
Interest based on original terms	353	430	488	856
Intereset Income Recognized on a Cash Basis on Impaired Loans [Member]
Impaired loans without a valuation allowance:
Interest income recognized on a cash basis on impaired loans		$ 107		$ 203

Note 4 - Loans Receivable - 10Q (Details) - Financing Receivable by Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 345,005	[1],[2]	$ 353,192	[1],[2]
One-to-Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30,704		30,216
One-to-Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,969		3,698
One-to-Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	9,264		12,993
One-to-Four-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	96,200		111,029
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	139,137	[1],[2]	157,936	[1],[2]
Multifamily Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	19,764		16,695
Multifamily Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			4,078
Multifamily Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11		17
Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	19,775	[1],[2]	20,790	[1],[2]
Nonfarm Nonresidential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	140,612		117,604
Nonfarm Nonresidential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	5,129		7,445
Nonfarm Nonresidential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,374		12,045
Nonfarm Nonresidential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	827		920
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	150,942	[1],[2]	138,014	[1],[2]
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	6,020		5,298
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	392		867
Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,242		4,934
Construction and Land Development [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,589		3,452
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,243	[1],[2]	14,551	[1],[2]
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	15,420		15,127
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			340
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	364		425
Commercial Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	128		191
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	15,912	[1],[2]	16,083	[1],[2]
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	155		159
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	26		45
Consumer Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,815		5,614
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,996	[1],[2]	5,818	[1],[2]
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	212,675	[2]	185,099	[2]
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,490	[2]	12,350	[2]
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	18,270	[2]	34,520	[2]
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 105,570	[2]	$ 121,223	[2]

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

Note 4 - Loans Receivable - 10Q (Details) - Troubled Debt Restructurings ("TDRs") (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Balance (in Dollars)	$ 2,500,000	$ 9,200,000	$ 13,900,000
Accruing Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	12	15
Balance (in Dollars)	270,000	1,115,000	1,349,000
Accruing Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	1
Balance (in Dollars)		3,459,000	3,488,000
Accruing Troubled Debt Restructurings [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Balance (in Dollars)		1,235,000
Accruing Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	7
Balance (in Dollars)		7,000	20,000
Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	17	31
Balance (in Dollars)	270,000	5,816,000	5,207,000
Nonaccrual Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	11	9	11
Balance (in Dollars)	691,000	1,461,000	1,134,000
Nonaccrual Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Balance (in Dollars)			1,399,000
Nonaccrual Troubled Debt Restructurings [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	3
Balance (in Dollars)	583,000	606,000
Nonaccrual Troubled Debt Restructurings [Member] | Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5	6
Balance (in Dollars)	956,000	1,315,000
Nonaccrual Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Balance (in Dollars)	5,000
Nonaccrual Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	20	18	26
Balance (in Dollars)	2,235,000	3,382,000	8,667,000
Troubled Debt Restructuring [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	13	21	26
Balance (in Dollars)	961,000	2,576,000	2,483,000
Troubled Debt Restructuring [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	2
Balance (in Dollars)		3,459,000	4,887,000
Troubled Debt Restructuring [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	4
Balance (in Dollars)	583,000	1,841,000
Troubled Debt Restructuring [Member] | Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5	6
Balance (in Dollars)	956,000	1,315,000
Troubled Debt Restructuring [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3	7
Balance (in Dollars)	5,000	7,000	20,000
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	22	35	57
Balance (in Dollars)	$ 2,505,000	$ 9,198,000	$ 13,874,000

Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	$ 15,597		$ 18,340	$ 15,676		$ 20,818	$ 20,818		$ 31,084
ALLL Balances, Individually evaluated for impairment	1,910			1,910			1,565		3,293
ALLL Balances, Collectively evaluated for impairment	11,339			11,339			14,111		17,525
ALLL Balances, Ending balance	13,249		17,264	13,249		17,264	15,676		20,818
Loan Balances, Individually evaluated for impairment	13,997	[1]		13,997	[1]		24,640	[1],[2]	39,161	[2]
Loan Balances, Collectively evaluated for impairment	331,008	[1]		331,008	[1]		328,552	[1],[2]	313,525	[2]
Loan Balances, Ending balance	345,005	[1],[3]		345,005	[1],[3]		353,192	[1],[3]
Provision charged to expense			6			22	22		859
Losses charged off	(2,956)		(1,209)	(3,202)		(4,473)	(6,270)		(11,977)
Recoveries	608		127	775		897
Balance	13,249		17,264	13,249		17,264	15,676		20,818
One-to-Four-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	6,778		6,447	5,099		6,999	6,999		5,440
ALLL Balances, Individually evaluated for impairment	402			402			275		305
ALLL Balances, Collectively evaluated for impairment	5,749			5,749			4,824		6,001
ALLL Balances, Ending balance	6,151		6,633	6,151		6,633	5,099		6,999
Loan Balances, Individually evaluated for impairment	6,119	[1]		6,119	[1]		8,142	[1],[2]	13,085	[2]
Loan Balances, Collectively evaluated for impairment	133,018	[1]		133,018	[1]		149,794	[1],[2]	170,073	[2]
Loan Balances, Ending balance	139,137	[1],[3]		139,137	[1],[3]		157,936	[1],[3]
Provision charged to expense	22		756	1,746		622	(340)		3,993
Losses charged off	(662)		(617)	(747)		(1,053)	(1,620)		(3,177)
Recoveries	13		47	53		65
Balance	6,151		6,633	6,151		6,633	5,099		6,999
Multifamily Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,074		1,398	1,319		2,654	2,654		6,581
ALLL Balances, Individually evaluated for impairment									703
ALLL Balances, Collectively evaluated for impairment	580			580			1,319		1,951
ALLL Balances, Ending balance	580		886	580		886	1,319		2,654
Loan Balances, Individually evaluated for impairment		[1]			[1]		3,459	[1],[2]	8,133	[2]
Loan Balances, Collectively evaluated for impairment	19,775	[1]		19,775	[1]		17,331	[1],[2]	12,343	[2]
Loan Balances, Ending balance	19,775	[1],[3]		19,775	[1],[3]		20,790	[1],[3]
Provision charged to expense	382		(512)	137		(788)	(355)		(1,132)
Losses charged off	(876)			(876)		(997)	(997)		(2,795)
Recoveries						17
Balance	580		886	580		886	1,319		2,654
Nonfarm Nonresidential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	5,341		6,230	6,949		7,316	7,316
ALLL Balances, Individually evaluated for impairment	1,041			1,041			778
ALLL Balances, Collectively evaluated for impairment	3,394			3,394			6,171
ALLL Balances, Ending balance	4,435		7,688	4,435		7,688
Loan Balances, Individually evaluated for impairment	4,358	[1]		4,358	[1]		8,472	[1]
Loan Balances, Collectively evaluated for impairment	146,584	[1]		146,584	[1]		129,542	[1]
Loan Balances, Ending balance	150,942	[1],[3]		150,942	[1],[3]		138,014	[1],[3]
Provision charged to expense	(532)		1,939	(2,006)		2,589
Losses charged off	(874)		(505)	(1,008)		(2,241)
Recoveries	500		24	500		24
Balance	4,435		7,688	4,435		7,688
Construction and Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,190		3,616	1,130		2,651	2,651
ALLL Balances, Individually evaluated for impairment	461			461			130
ALLL Balances, Collectively evaluated for impairment	752			752			1,000
ALLL Balances, Ending balance	1,213		1,584	1,213		1,584
Loan Balances, Individually evaluated for impairment	3,481	[1]		3,481	[1]		4,133	[1]
Loan Balances, Collectively evaluated for impairment	10,762	[1]		10,762	[1]		10,418	[1]
Loan Balances, Ending balance	14,243	[1],[3]		14,243	[1],[3]		14,551	[1],[3]
Provision charged to expense	114		(2,006)	91		(1,747)
Losses charged off	(115)		(37)	(115)		(37)
Recoveries	24		11	107		717
Balance	1,213		1,584	1,213		1,584
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,000		491	956		972	972		3,543
ALLL Balances, Individually evaluated for impairment	1			1			380
ALLL Balances, Collectively evaluated for impairment	661			661			576		972
ALLL Balances, Ending balance	662		313	662		313	956		972
Loan Balances, Individually evaluated for impairment	28	[1]		28	[1]		402	[1],[2]	72	[2]
Loan Balances, Collectively evaluated for impairment	15,884	[1]		15,884	[1]		15,681	[1],[2]	7,531	[2]
Loan Balances, Ending balance	15,912	[1],[3]		15,912	[1],[3]		16,083	[1],[3]
Provision charged to expense	(13)		(201)	12		(688)	162		(2,139)
Losses charged off	(380)			(380)			(237)		(517)
Recoveries	55		23	74		29
Balance	662		313	662		313	956		972
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	214		158	223		226	226		638
ALLL Balances, Individually evaluated for impairment	5			5			2		45
ALLL Balances, Collectively evaluated for impairment	203			203			221		181
ALLL Balances, Ending balance	208		160	208		160	223		226
Loan Balances, Individually evaluated for impairment	11	[1]		11	[1]		32	[1],[2]	119	[2]
Loan Balances, Collectively evaluated for impairment	4,985	[1]		4,985	[1]		5,786	[1],[2]	7,896	[2]
Loan Balances, Ending balance	4,996	[1],[3]		4,996	[1],[3]		5,818	[1],[3]
Provision charged to expense	27		30	20		34	192		(127)
Losses charged off	(49)		(50)	(76)		(145)	(269)		(409)
Recoveries	16		22	41		45
Balance	$ 208		$ 160	$ 208		$ 160	$ 223		$ 226

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[3]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Activity in the Allowances for Real Estate Losses (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Activity in the Allowances for Real Estate Losses [Abstract]
Balance—beginning of period	$ 9,396,000	$ 20,501,000	$ 14,877,000	$ 20,934,000	$ 20,934,000
Balance—end of period	9,406,000	19,649,000	9,406,000	19,649,000	14,877,000	20,934,000
Provisions for estimated losses	33,000	280,000	219,000	308,000	1,400,000	17,300,000
Recoveries	0	0	0	0
Losses charged off	$ (23,000)	$ (1,132,000)	$ (5,690,000)	$ (1,593,000)

Note 6 - Stock Based Compensation - 10Q (Details) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2012 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2012 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member] Minimum [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member] Maximum [Member]	Jun. 30, 2012 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2012 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2011 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member] Minimum [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member] Maximum [Member]
Note 6 - Stock Based Compensation - 10Q (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)														1,930,269		1,930,269	1,030,750
Share-based Compensation Award Term													10
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period							5 years							5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years	7 years			7 years							7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			5 years 343 days				5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 692,000		$ 312,000		$ 312,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			585,000		519,000		519,000		498,000	498,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years 328 days				3 years 219 days			4 years 292 days
Allocated Share-based Compensation Expense					36,000	37,000	73,000	78,000	16,000	23,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)																	1,206
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																		$ 64.65	$ 127.5
Share-based Compensation (in Dollars)	$ 96,000	$ 79,000	$ 147,000	$ 68,000										$ 147,000	$ 68,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 3.88

Note 6 - Stock Based Compensation - 10Q (Details) - Stock Based Compensation Activity (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]
Note 6 - Stock Based Compensation - 10Q (Details) - Stock Based Compensation Activity [Line Items]
Shares	236,000		223,500
Shares (in Dollars per share)	$ 6.23		$ 6.65
RSUs				0
RSUs (in Dollars per share)				$ 0
Granted				58,500
Granted (in Dollars per share)				$ 8.9
Forfeited				0
Forfeited (in Dollars per share)				$ 0
Granted	67,500	255,500	0
Granted (in Dollars per share)	$ 7.96	$ 6.26	$ 0
Forfeited	80,000	19,500	(4,500)
Forfeited (in Dollars per share)	$ 6.52	$ 6.57	$ 6.57
Shares	223,500	236,000	219,000
Shares (in Dollars per share)	$ 6.65	$ 6.23	$ 6.66
RSUs				58,500
RSUs (in Dollars per share)				$ 8.9

Note 7 - Earnings Per Share - 10Q (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,000	8,000	8,000	8,000

Note 7 - Earnings Per Share - 10Q (Details) - Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations [Abstract]
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603	19,302,603	12,720,641
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339	1,285,172
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942	20,587,775	12,720,641

Note 8 - Fair Value Measurements - 10Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Real Estate Owned, Valuation Allowance, Provision	$ 33,000	$ 280,000	$ 219,000	$ 308,000	$ 1,400,000	$ 17,300,000

Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	40,245	45,393	36,613
US States and Political Subdivisions Debt Securities [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	40,245	45,393	36,613
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	7,975	7,932	5,810
Corporate Debt Securities [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	7,975	7,932	5,810
Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077

Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	$ 15,956	$ 17,580
REO, net	3,155	6,136
Fair Value, Inputs, Level 3 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	15,956	17,580	18,855	25,869
REO, net	$ 3,155	$ 6,136	$ 10,891	$ 46,695

Note 9 - Fair Value of Financial Instruments - 10Q (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL ASSETS:
Cash and cash equivalents	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
Interest-bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	375	375		576
Loans held for sale	3,369	4,435		3,339
Accrued interest receivable	1,357	1,501		1,516
Loans receivable—net	331,631	337,328		331,453
FINANCIAL LIABILITIES:
Deposits held for sale	4,690
Other borrowings	996	3,109		6,679
Advance payments by borrowers for taxes and insurance	294	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	48,263	42,607
Cash and cash equivalents	48,263	42,607
FINANCIAL LIABILITIES:
Deposits held for sale	4,690
Deposits held for sale	4,690
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS:
Interest-bearing time deposits in banks	25,858	29,592
Interest-bearing time deposits in banks	26,422	30,413
Federal Home Loan Bank stock	375	375
Federal Home Loan Bank stock	375	375
Loans held for sale	3,369	4,435
Loans held for sale	3,369	4,435
Cash surrender value of life insurance	23,401	23,003
Cash surrender value of life insurance	23,401	23,003
Accrued interest receivable	1,357	1,501
Accrued interest receivable	1,357	1,501
FINANCIAL LIABILITIES:
Checking, money market and savings accounts	198,798	203,308
Other borrowings	996	3,109
Other borrowings	1,078	3,239
Accrued interest payable	23	23
Accrued interest payable	23	23
Advance payments by borrowers for taxes and insurance	294	676
Advance payments by borrowers for taxes and insurance	294	676
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS:
Loans receivable—net	331,631	337,328
Loans receivable—net	339,320	351,642
FINANCIAL LIABILITIES:
Certificates of deposit	238,405	251,743
Certificates of deposit	$ 239,505	$ 255,573

Note 10 - Regulatory Matters - 10Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Regulatory Matters - 10Q (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%	4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%	8.00%
Restrictions on Dividends, Loans and Advances [Text Block]

Dividend Restrictions. The Company may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure on May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenue is dividends from the Bank. The Company’s ability to pay dividends to stockholders depends to a large extent upon the dividends received from the Bank.

Dividend Restrictions. The Bank may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenues is dividends from the Bank. Our ability to pay dividends to our stockholders depends to a large extent upon the dividends we receive from the Bank. Pursuant to the Company Order, the Company may not declare or pay any dividends or capital distributions on its common stock or repurchase such shares without the prior written non-objection of the FRB.

Minimum [Member]
Note 10 - Regulatory Matters - 10Q (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	8.00%	8.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	12.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		12.00%

Note 10 - Regulatory Matters - 10Q (Details) - The Bank's Actual and Required Capital Amounts (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital to Tangible Assets, Actual Amount (in Dollars)	$ 70,013		$ 67,434		$ 64,839
Tangible Capital to Tangible Assets, Actual Ratio	13.57%		12.73%		11.22%
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	7,739		7,944		8,666
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Ratio	1.50%		1.50%		1.50%
Tangible Capital to Tangible Assets (in Dollars)	70,013		67,434		64,839
Tangible Capital to Tangible Assets	13.57%		12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	70,013		67,434		64,839
Core Capital to Adjusted Tangible Assets, Actual Ratio	13.57%		12.73%		11.22%
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	20,636		21,185		23,111
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Ratio	4.00%		4.00%		4.00%
Core Capital to Adjusted Tangible Assets (in Dollars)	70,013		67,434		64,839
Core Capital to Adjusted Tangible Assets	13.57%		12.73%		11.22%
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	74,600		72,131		69,466
Total Capital to Risk-Weighted Assets, Actual Ratio	20.82%		19.77%		19.62%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Amount (in Dollars)	28,664		29,182		28,319
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Ratio	8.00%		8.00%		8.00%
Total Capital to Risk-Weighted Assets (in Dollars)	74,600		72,131		69,466
Total Capital to Risk-Weighted Assets	20.82%		19.77%		19.62%
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	70,013		67,434		64,839
Tier I Capital to Risk-Weighted Assets, Actual Ratio	19.54%		18.49%		18.32%
Tier I Capital to Risk-Weighted Assets (in Dollars)	70,013		67,434		64,839
Tier I Capital to Risk-Weighted Assets	19.54%		18.49%		18.32%
Capital Requirements to be Well Capitalized [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	20,636	[1]	21,185	[1]
Core Capital to Adjusted Tangible Assets, Actual Ratio	4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets (in Dollars)	20,636	[1]	21,185	[1]
Core Capital to Adjusted Tangible Assets	4.00%	[1]	4.00%	[1]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	28,664	[1]	29,182	[1]
Total Capital to Risk-Weighted Assets, Actual Ratio	8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets (in Dollars)	28,664	[1]	29,182	[1]
Total Capital to Risk-Weighted Assets	8.00%	[1]	8.00%	[1]
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	14,332	[1]	14,591	[1]
Tier I Capital to Risk-Weighted Assets, Actual Ratio	4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets (in Dollars)	14,332	[1]	14,591	[1]
Tier I Capital to Risk-Weighted Assets	4.00%	[1]	4.00%	[1]
Other Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	41,272	[2]	42,371	[2]
Core Capital to Adjusted Tangible Assets, Actual Ratio	8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets (in Dollars)	41,272	[2]	42,371	[2]
Core Capital to Adjusted Tangible Assets	8.00%	[2]	8.00%	[2]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	42,996	[2]	43,773	[2]
Total Capital to Risk-Weighted Assets, Actual Ratio	12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets (in Dollars)	$ 42,996	[2]	$ 43,773	[2]
Total Capital to Risk-Weighted Assets	12.00%	[2]	12.00%	[2]

[1]	Effective with the termination of the Bank Order effective January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios.
[2]	The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. After such date, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets. The required amounts presented reflect these ratios.

Note 11 - Branch Sales - 10Q (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Noninterest Bearing [Member] First Security Bank [Member]	Jun. 30, 2013 Interest Bearing [Member] First Security Bank [Member]	Jun. 21, 2013 Associated with Overdrawn Deposit Accounts [Member] The First National Bank in Green Forest [Member]	Jun. 21, 2013 The First National Bank in Green Forest [Member]	Jun. 30, 2013 First Security Bank [Member]
Note 11 - Branch Sales - 10Q (Details) [Line Items]
		$ 4,690,000	$ 3,700,000	$ 1,000,000		$ 17,800,000
Deposit Liabilities, Accrued Interest						20,000
Assets Held-for-sale, Property, Plant and Equipment	565,000	2,068,000				216,000	1,500,000
Loans and Leases Receivable, Commitments to Purchase or Sell	13,700,000					3,300,000
Loans Receivable, Net					6,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds						$ 14,200,000

Note 12 - Subsequent Events - 10Q (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2013 Subsequent Event [Member] Private Placement Not Fully Subscribed [Member]	Jul. 01, 2013 Subsequent Event [Member]	Mar. 31, 2015 Subsequent Event [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]
Note 12 - Subsequent Events - 10Q (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					6,252,400
Payments to Acquire Businesses, Gross (in Dollars)					$ 74
Business Combination Termination Fee (in Dollars)						$ 3
Common Stock Purchase Agreement, Shares				506,329	2,531,645
Share Price (in Dollars per share)					$ 7.9
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					35,443
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%	4.00%				8.00%	8.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets								12.00%

Note 2 - Recapitalization (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended
	May 03, 2011	Jun. 21, 2011	Dec. 31, 2011	Dec. 31, 2012	Mar. 06, 2009	Mar. 06, 2009 Pre-Reverse Split [Member] Investor Warrant [Member]	Jun. 21, 2011 Pre-Reverse Split [Member] Rights Offering [Member]	Mar. 06, 2009 Pre-Reverse Split [Member] First Closing Shares [Member]	Mar. 06, 2009 Tarp Warrant [Member]	Mar. 06, 2009 Investor Warrant [Member]	Jun. 21, 2011 Rights Offering [Member]	May 03, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	May 03, 2011 First Closing Shares [Member]	Mar. 06, 2009 First Closing Shares [Member]
Note 2 - Recapitalization (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-5
Sale of Stock, Consideration Received on Transaction (in Dollars)													$ 6,000,000	$ 40,300,000
Sale of Stock, Number of Shares Issued in Transaction													16,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									321,847	2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						0.6	0.6		7.69	3	3
Preferred Stock, Discount on Shares (in Dollars)					10,500,000
Stock Issued During Period, Shares, New Issues		2,908,071													15,425,262
Sale of Stock, Price Per Share (in Dollars per share)								$ 0.6							$ 3
Proceeds from Issuance of Common Stock (in Dollars)			47,592,000											46,300,000
Credit Against Purchase Price of First Closing Shares (in Dollars)												$ 6,000,000
Noncontrolling Interest, Ownership Percentage by Parent				82.00%

Note 3 - Restrictions on Cash and Amounts Due From banks (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restrictions On Cash And Amounts Due From Banks [Abstract]
Cash Reserve Deposit Required and Made	$ 0	$ 503,000

Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities [Line Items]
Total		1.42%
Total (in Dollars)	$ 25,858	$ 29,592	$ 27,113
Bank Time Deposits [Member]
Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities [Line Items]
2013		0.91%
2013 (in Dollars)		5,225
2014		1.18%
2014 (in Dollars)		11,946
2015		1.49%
2015 (in Dollars)		1,491
2016		2.02%
2016 (in Dollars)		8,949
2017		1.43%
2017 (in Dollars)		$ 1,981

Note 5 - Investment Securities Available for Sale (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	$ 48,389	$ 52,562	$ 61,179
Available for Sale Securities Gross Unrealized Gains	267	849	1,098
Available for Sale Securities Gross Unrealized Losses	(436)	(86)	(200)
Available for Sale Securities Fair Value	48,220	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	40,389	44,562	35,590
Available for Sale Securities Gross Unrealized Gains	261	849	1,033
Available for Sale Securities Gross Unrealized Losses	(405)	(18)	(10)
Available for Sale Securities Fair Value	40,245	45,393	36,613
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	8,000	8,000	6,000
Available for Sale Securities Gross Unrealized Gains	6
Available for Sale Securities Gross Unrealized Losses	(31)	(68)	(190)
Available for Sale Securities Fair Value	7,975	7,932	5,810
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost			19,589
Available for Sale Securities Gross Unrealized Gains			65
Available for Sale Securities Fair Value			$ 19,654

Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value	$ 22,709	$ 8,013	$ 5,622
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses	428	38	200
Securities in Unrealized Loss Position 12 Months or More Fair Value	1,116	3,952
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses	8	48
Securities in Unrealized Loss Position Fair Value	23,825	11,965	5,622
Securities in Unrealized Loss Position Unrealized Losses	436	86	200
US States and Political Subdivisions Debt Securities [Member]
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value	19,736	4,033	1,812
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses	400	18	10
Securities in Unrealized Loss Position 12 Months or More Fair Value	120
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses	5
Securities in Unrealized Loss Position Fair Value	19,856	4,033	1,812
Securities in Unrealized Loss Position Unrealized Losses	405	18	10
Corporate Debt Securities [Member]
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value	2,973	3,980	3,810
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses	28	20	190
Securities in Unrealized Loss Position 12 Months or More Fair Value	996	3,952
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses	3	48
Securities in Unrealized Loss Position Fair Value	3,969	7,932	3,810
Securities in Unrealized Loss Position Unrealized Losses	$ 31	$ 68	$ 190

Note 5 - Investment Securities Available for Sale (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities of Debt Securities [Abstract]0
Within one year	$ 607	$ 175
Within one year	609	176
Due from one year to five years	20,661	17,600
Due from one year to five years	20,626	17,603
Due from five years to ten years	17,959	21,737
Due from five years to ten years	17,860	22,143
Due after ten years	9,162	13,050
Due after ten years	9,125	13,403
Total	48,389	52,562	61,179
Total		$ 53,325

Note 5 - Investment Securities Available for Sale (Details) - Realized Gain on Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Realized Gain on Available-for-Sale Securities [Abstract]
Sales proceeds			$ 5,387	$ 18,931
Gross realized gains			542	128
Gross realized losses				(567)
Net (losses) gains on sales of investment securities	$ 542	$ 542	$ 542	$ (439)

Note 6 - Loans Receivable (Details) - Loans Receivable (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010
Mortgage loans:
Loans Receivable	$ 353,192	[1],[2]	$ 352,686	[1],[2]
Consumer loans:
Consumer Loans Receivable	5,818				4,996
Unearned discounts and net deferred loan costs	(188)		(415)
Allowance for loan and lease losses	(15,676)		(20,818)		(13,249)	(15,597)	(17,264)	(18,340)	(31,084)
Loans receivable—net	337,328		331,453		331,631
One-to-Four-Family Residential [Member]
Mortgage loans:
Loans Receivable	149,484		183,158
Home Equity and Second Mortgage [Member]
Mortgage loans:
Loans Receivable	8,452		12,502
Multifamily [Member]
Mortgage loans:
Loans Receivable	20,790		20,476
Commercial Real Estate Loans [Member]
Mortgage loans:
Loans Receivable	138,014		95,920
One-to-Four-Family Construction [Member]
Mortgage loans:
Loans Receivable	803		1,724
Other Construction and Land [Member]
Mortgage loans:
Loans Receivable	13,748		23,288
Mortgage Loans [Member]
Mortgage loans:
Loans Receivable	331,291		337,068
Commercial Loan [Member]
Mortgage loans:
Loans Receivable	16,083		7,603
Automobile Loans [Member]
Consumer loans:
Consumer Loans Receivable	1,757		2,536
Other Consumer Loans [Member]
Consumer loans:
Consumer Loans Receivable	4,061		5,479
Consumer Loan [Member]
Consumer loans:
Consumer Loans Receivable	$ 5,818		$ 8,015

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

Note 6 - Loans Receivable (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	$ 1,697		$ 7,411		$ 8,319
90 Days or More Past Due	3,636		3,982		5,604
Current	133,804		146,543		169,235
Total			149,484	[1]	183,158	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			74		126
90 Days or More Past Due			177		437
Current			8,201		11,939
Total			8,452	[1]	12,502	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			3,459		31
Current	19,775		17,331		20,445
Total			20,790	[1]	20,476	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due					1,371
90 Days or More Past Due			4,523		4,752
Current			133,491		89,797
Total			138,014	[1]	95,920	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due			130
Current			673		1,724
Total			803	[1]	1,724	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241		191
90 Days or More Past Due			3,015		1,344
Current			10,492		21,753
Total			13,748		23,288	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			341
90 Days or More Past Due	22		402		388
Current	15,890		15,340		7,215
Total			16,083	[1]	7,603	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	23		15		23
90 Days or More Past Due	6		25		5
Current	4,967		5,778		7,987
Total			5,818	[1]	8,015	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,860	[2]	11,467	[1]	10,061	[1]
90 Days or More Past Due	8,796	[2]	12,077	[1]	12,530	[1]
Current	334,349	[2]	329,648	[1]	330,095	[1]
Total			353,192	[1]	352,686	[1]
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			1,070		1,870
90 Days or More Past Due	3,636		3,982		5,604
Current	2,213		1,975		4,262
Total			6,646		11,736
Nonaccrual [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			24		57
90 Days or More Past Due			177		437
Current			180		270
Total			381		764
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current					4,645
Total					4,645
Nonaccrual [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due					203
90 Days or More Past Due			4,523		4,752
Current			2,713		8,283
Total			7,236		13,238
Nonaccrual [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due			130
Total			130
Nonaccrual [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241		164
90 Days or More Past Due			3,015		1,344
Current			747		1,893
Total			4,003		3,401
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22		402
Current	6				72
Total			402		72
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1
90 Days or More Past Due	6		25		5
Current					93
Total			26		98
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1,312		2,294
90 Days or More Past Due	8,796		12,077		12,142
Current	4,926		5,435		19,518
Total			$ 18,824		$ 33,954

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.
[2]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

Note 6 - Loans Receivable (Details) - Impaired Loans (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Unpaid Principal Balance	$ 8,267		$ 8,267		$ 6,142	$ 11,381
Recorded Investment	6,357		6,357		4,577	8,088
Valuation Allowance	1,910		1,910		1,565	3,293
Average Recorded Investment	7,607	7,566	6,596	7,739	6,232	13,946
Interest Income Recognized	2	23	5	49	158	70
Impaired loans without a valuation allowance:
Unpaid Principal Balance	5,730		5,730		18,498	27,780
Recorded Investment	5,730		5,730		18,498	27,780
Average Recorded Investment	7,867	19,710	11,409	22,399	21,292	36,168
Interest Income Recognized		81		238	360	645
Unpaid Principal Balance	13,997		13,997		24,640	39,161
Recorded Investment	12,087		12,087		23,075	35,868
Valuation Allowance	1,910		1,910		1,565	3,293
Average Recorded Investment	15,474	27,276	18,005	30,138	27,524	50,114
Interest Income Recognized	2	104	5	287	518	715
Interest Income Recognized	2	104	5	287	518	715
Interest Income Recognized					203	320
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,730		2,730		1,424	3,019
Recorded Investment	2,328		2,328		1,149	2,714
Valuation Allowance	402		402		275	305
Average Recorded Investment					2,142	3,734
Interest Income Recognized					37	52
Impaired loans without a valuation allowance:
Unpaid Principal Balance	3,389		3,389		6,718	10,066
Recorded Investment	3,389		3,389		6,718	10,066
Average Recorded Investment					7,175	16,911
Interest Income Recognized					69	255
Valuation Allowance	402		402		275	305
Home Equity and Second Mortgage [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					81	108
Recorded Investment					13	27
Valuation Allowance					68	81
Average Recorded Investment					20	158
Interest Income Recognized					2	3
Impaired loans without a valuation allowance:
Unpaid Principal Balance					319	723
Recorded Investment					319	723
Average Recorded Investment					488	801
Interest Income Recognized					4	33
Valuation Allowance					68	81
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance						2,958
Recorded Investment						2,255
Valuation Allowance						703
Average Recorded Investment					451	4,425
Impaired loans without a valuation allowance:
Unpaid Principal Balance					3,459	5,175
Recorded Investment					3,459	5,175
Average Recorded Investment					3,230	4,171
Interest Income Recognized					166	18
Valuation Allowance						703
Commercial Real Estate [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					3,596	4,301
Recorded Investment					2,817	2,422
Valuation Allowance					778	1,879
Average Recorded Investment					2,440	2,290
Interest Income Recognized					119	3
Impaired loans without a valuation allowance:
Unpaid Principal Balance					4,876	8,937
Recorded Investment					4,876	8,937
Average Recorded Investment					6,443	10,710
Interest Income Recognized					98	282
Valuation Allowance					778	1,879
Other Construction and Land [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					737	925
Recorded Investment					607	645
Valuation Allowance					130	280
Average Recorded Investment					1,127	3,192
Interest Income Recognized						12
Impaired loans without a valuation allowance:
Unpaid Principal Balance					3,266	2,758
Recorded Investment					3,266	2,758
Average Recorded Investment					3,630	3,156
Interest Income Recognized					22	50
Valuation Allowance					130	280
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1		1		380
Valuation Allowance	1		1		380
Average Recorded Investment					46	129
Impaired loans without a valuation allowance:
Unpaid Principal Balance	27		27		22	72
Recorded Investment	27		27		22	72
Average Recorded Investment					200	336
Interest Income Recognized						5
Valuation Allowance	1		1		380
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	5		5		5	70
Recorded Investment					4	25
Valuation Allowance	5		5		2	45
Average Recorded Investment					6	16
Impaired loans without a valuation allowance:
Unpaid Principal Balance	6		6		27	49
Recorded Investment	6		6		27	49
Average Recorded Investment					50	83
Interest Income Recognized					1	2
Valuation Allowance	5		5		2	45
One-to-Four-Family Construction [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment						2
Impaired loans without a valuation allowance:
Unpaid Principal Balance					130
Recorded Investment					130
Average Recorded Investment					76
Interest Income Based on Original Terms [Member]
Impaired loans without a valuation allowance:
Interest Income Recognized					1,547	2,272
Interest Income Recognized					$ 1,547	$ 2,272

Note 6 - Loans Receivable (Details) - Financing Receivable by Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 353,192	[1],[2]	$ 352,686	[1],[2]
One-to-Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	29,480		24,300
One-to-Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,667		13,888
One-to-Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,222		27,877
One-to-Four-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	104,115		117,093
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	149,484	[1],[2]	183,158	[1],[2]
Home Equity and Second Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	736		558
Home Equity and Second Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	31		487
Home Equity and Second Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	771		1,569
Home Equity and Second Mortgage [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,914		9,888
Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	8,452	[1],[2]	12,502	[1],[2]
Multifamily Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,695		4,736
Multifamily Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			6,655
Multifamily Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,078		6,203
Multifamily Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17		2,882
Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	20,790	[1],[2]	20,476	[1],[2]
Commercial Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	117,604		55,997
Commercial Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,445		9,174
Commercial Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,045		29,020
Commercial Real Estate Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	920		1,729
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	138,014	[1],[2]	95,920	[1],[2]
One-to-Four-Family Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	108
One-to-Four-Family Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	465
One-to-Four-Family Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	130		905
One-to-Four-Family Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	100		819
One-to-Four-Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	803	[1],[2]	1,724	[1],[2]
Other Construction and Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,190		9,365
Other Construction and Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	402		2,908
Other Construction and Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,804		8,684
Other Construction and Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,352		2,331
Other Construction and Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	13,748	[1],[2]	23,288	[1],[2]
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15,127		5,579
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	340		1,105
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	425		521
Commercial Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	191		398
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,083	[1],[2]	7,603	[1],[2]
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	159		626
Consumer Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			13
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	45		191
Consumer Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,614		7,185
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,818	[1],[2]	8,015	[1],[2]
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	185,099	[2]	101,161	[2]
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,350	[2]	34,230	[2]
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	34,520	[2]	74,970	[2]
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 121,223	[2]	$ 142,325	[2]

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

Note 6 - Loans Receivable (Details) - Troubled Debt Restructurings ("TDRs") (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Balance (in Dollars)	$ 2,500,000	$ 9,200,000	$ 13,900,000
Accruing Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	12	15
Balance (in Dollars)	270,000	1,115,000	1,349,000
Accruing Troubled Debt Restructurings [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	3
Balance (in Dollars)		19,000	68,000
Accruing Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	1
Balance (in Dollars)		3,459,000	3,488,000
Accruing Troubled Debt Restructurings [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Balance (in Dollars)		1,235,000
Accruing Troubled Debt Restructurings [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			5
Balance (in Dollars)			282,000
Accruing Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	7
Balance (in Dollars)		7,000	20,000
Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	17	31
Balance (in Dollars)	270,000	5,816,000	5,207,000
Nonaccrual Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	11	9	11
Balance (in Dollars)	691,000	1,461,000	1,134,000
Nonaccrual Troubled Debt Restructurings [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	4
Balance (in Dollars)		70,000	133,000
Nonaccrual Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Balance (in Dollars)			1,399,000
Nonaccrual Troubled Debt Restructurings [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	6
Balance (in Dollars)		606,000	4,759,000
Nonaccrual Troubled Debt Restructurings [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		6	4
Balance (in Dollars)		1,315,000	1,242,000
Nonaccrual Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Balance (in Dollars)	5,000
Nonaccrual Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	20	18	26
Balance (in Dollars)	2,235,000	3,382,000	8,667,000
Troubled Debt Restructuring [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	13	21	26
Balance (in Dollars)	961,000	2,576,000	2,483,000
Troubled Debt Restructuring [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		4	7
Balance (in Dollars)		89,000	201,000
Troubled Debt Restructuring [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	2
Balance (in Dollars)		3,459,000	4,887,000
Troubled Debt Restructuring [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		4	6
Balance (in Dollars)		1,841,000	4,759,000
Troubled Debt Restructuring [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		6	9
Balance (in Dollars)		1,315,000	1,524,000
Troubled Debt Restructuring [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3	7
Balance (in Dollars)	5,000	7,000	20,000
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	22	35	57
Balance (in Dollars)	$ 2,505,000	$ 9,198,000	$ 13,874,000

Note 6 - Loans Receivable (Details) - Loans Restructured as TDRs (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 One-to-Four-Family Residential [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 One-to-Four-Family Residential [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 One-to-Four-Family Residential [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2012 One-to-Four-Family Residential [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 One-to-Four-Family Residential [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Commercial Real Estate Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Real Estate Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Real Estate Loans [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2012 Commercial Real Estate Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Real Estate Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Home Equity and Second Mortgage [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Home Equity and Second Mortgage [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Home Equity and Second Mortgage [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Other Construction and Land [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Other Construction and Land [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Other Construction and Land [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Loans [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Consumer Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Consumer Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Other Modifications [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Modified in Current Quarter [Member]	Dec. 31, 2011 Modified in Current Quarter [Member]
Note 6 - Loans Receivable (Details) - Loans Restructured as TDRs [Line Items]
Number of Loans										1	4							1	2					2				2				1			1						2	12
Balance Prior to TDR										$ 880,000	$ 567,000							$ 164,000	$ 1,471,000					$ 78,000				$ 96,000				$ 54,000			$ 3,000						$ 1,044,000	$ 2,269,000
Balance	$ 2,500,000	$ 9,200,000	$ 13,900,000	$ 880,000	[1]	$ 100,000	[1]	$ 467,000	[2]	$ 875,000	$ 253,000	$ 164,000	[1]	$ 200,000	[1]	$ 1,271,000	[3]	$ 166,000	$ 1,495,000	$ 19,000	[1]	$ 59,000	[2]	$ 76,000	[1]	$ 96,000	[2]	$ 95,000	[1]	$ 54,000	[4]		$ 3,000	[1]	$ 2,000	$ 1,044,000	[1]	$ 322,000	[1]	$ 1,947,000	$ 1,041,000	$ 1,921,000

[1]	Concessions represent skipped payments/maturity date extensions or amortization term extensions.
[2]	Concession represents payment of delinquent property taxes.
[3]	Modification to interest only payments for a period of time.
[4]	Debt consolidation.

Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans	1
Unpaid Principal Balance	$ 53
Home Equity and Second Mortgage [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans	1	3
Unpaid Principal Balance	53	51
Charge-offs		137
One-to-Four-Family Residential [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		7
Unpaid Principal Balance		142
Charge-offs		163
Transfers to REO		840
Multifamily Residential [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Charge-offs		962
Transfers to REO		718
Commercial Real Estate Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Unpaid Principal Balance		409
Other Construction and Land [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		2
Unpaid Principal Balance		318
Transfers to REO		45
Commercial Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Charge-offs		98
Consumer Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		2
Charge-offs		67
Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		17
Unpaid Principal Balance		920
Charge-offs		1,427
Transfers to REO		$ 1,603

Note 7 - Allowances For Loan And Real Estate Losses (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
ALLL:
Balance	$ 15,597		$ 18,340	$ 15,676		$ 20,818	$ 20,818		$ 31,084
Ending loan balance: individually evaluated for impairment	1,910			1,910			1,565		3,293
Ending loan balance: collectively evaluated for impairment	11,339			11,339			14,111		17,525
Provision charged to expense			6			22	22		859
Losses charged off	(2,956)		(1,209)	(3,202)		(4,473)	(6,270)		(11,977)
Recoveries							1,106		852
Balance	13,249		17,264	13,249		17,264	15,676		20,818
Loan balances (1):
Balance, end of period							353,192	[1],[2]	352,686	[1],[2]
Ending allowance balance: individually evaluated for impairment	13,997	[3]		13,997	[3]		24,640	[1],[3]	39,161	[1]
Ending loan balance: collectively evaluated for impairment	331,008	[3]		331,008	[3]		328,552	[1],[3]	313,525	[1]
One-to-Four-Family Residential [Member]
ALLL:
Balance	6,778		6,447	5,099		6,999	6,999		5,440
Ending loan balance: individually evaluated for impairment	402			402			275		305
Ending loan balance: collectively evaluated for impairment	5,749			5,749			4,824		6,001
Provision charged to expense	22		756	1,746		622	(340)		3,993
Losses charged off	(662)		(617)	(747)		(1,053)	(1,620)		(3,177)
Recoveries							114		50
Balance	6,151		6,633	6,151		6,633	5,099		6,999
Loan balances (1):
Balance, end of period							149,484	[1],[2]	183,158	[1],[2]
Ending allowance balance: individually evaluated for impairment	6,119	[3]		6,119	[3]		8,142	[1],[3]	13,085	[1]
Ending loan balance: collectively evaluated for impairment	133,018	[3]		133,018	[3]		149,794	[1],[3]	170,073	[1]
Home Equity and Second Mortgage [Member]
ALLL:
Balance						693	693		1,275
Ending loan balance: individually evaluated for impairment							68		81
Ending loan balance: collectively evaluated for impairment							571		612
Provision charged to expense							58		(160)
Losses charged off							(223)		(486)
Recoveries							111		64
Balance							639		693
Loan balances (1):
Balance, end of period							8,452	[1],[2]	12,502	[1],[2]
Ending allowance balance: individually evaluated for impairment							400	[1]	831	[1]
Ending loan balance: collectively evaluated for impairment							8,052	[1]	11,671	[1]
Multifamily Residential [Member]
ALLL:
Balance	1,074		1,398	1,319		2,654	2,654		6,581
Ending loan balance: individually evaluated for impairment									703
Ending loan balance: collectively evaluated for impairment	580			580			1,319		1,951
Provision charged to expense	382		(512)	137		(788)	(355)		(1,132)
Losses charged off	(876)			(876)		(997)	(997)		(2,795)
Recoveries							17
Balance	580		886	580		886	1,319		2,654
Loan balances (1):
Balance, end of period							20,790	[1],[2]	20,476	[1],[2]
Ending allowance balance: individually evaluated for impairment		[3]			[3]		3,459	[1],[3]	8,133	[1]
Ending loan balance: collectively evaluated for impairment	19,775	[3]		19,775	[3]		17,331	[1],[3]	12,343	[1]
Commercial Real Estate Loans [Member]
ALLL:
Balance						7,316	7,316		9,491
Ending loan balance: individually evaluated for impairment							778		1,879
Ending loan balance: collectively evaluated for impairment							6,171		5,437
Provision charged to expense							2,141		189
Losses charged off							(2,517)		(2,375)
Recoveries							9		11
Balance							6,949		7,316
Loan balances (1):
Balance, end of period							138,014	[1],[2]	95,920	[1],[2]
Ending allowance balance: individually evaluated for impairment							8,472	[1]	13,238	[1]
Ending loan balance: collectively evaluated for impairment							129,542	[1]	82,682	[1]
One-to-Four-Family Construction [Member]
ALLL:
Balance						84	84		81
Ending loan balance: collectively evaluated for impairment							51		84
Provision charged to expense							(33)		31
Losses charged off									(28)
Balance							51		84
Loan balances (1):
Balance, end of period							803	[1],[2]	1,724	[1],[2]
Ending allowance balance: individually evaluated for impairment							130	[1]		[1]
Ending loan balance: collectively evaluated for impairment							673	[1]	1,724	[1]
Other Construction and Land [Member]
ALLL:
Balance						2,567	2,567		4,035
Ending loan balance: individually evaluated for impairment							130		280
Ending loan balance: collectively evaluated for impairment							949		2,287
Provision charged to expense							(1,803)		204
Losses charged off							(407)		(2,190)
Recoveries							722		518
Balance							1,079		2,567
Loan balances (1):
Balance, end of period							13,748	[1],[2]	23,288	[1],[2]
Ending allowance balance: individually evaluated for impairment							4,003	[1]	3,683	[1]
Ending loan balance: collectively evaluated for impairment							9,745	[1]	19,605	[1]
Commercial Loans [Member]
ALLL:
Balance	1,000		491	956		972	972		3,543
Ending loan balance: individually evaluated for impairment	1			1			380
Ending loan balance: collectively evaluated for impairment	661			661			576		972
Provision charged to expense	(13)		(201)	12		(688)	162		(2,139)
Losses charged off	(380)			(380)			(237)		(517)
Recoveries							59		85
Balance	662		313	662		313	956		972
Loan balances (1):
Balance, end of period							16,083	[1],[2]	7,603	[1],[2]
Ending allowance balance: individually evaluated for impairment	28	[3]		28	[3]		402	[1],[3]	72	[1]
Ending loan balance: collectively evaluated for impairment	15,884	[3]		15,884	[3]		15,681	[1],[3]	7,531	[1]
Consumer Loans [Member]
ALLL:
Balance	214		158	223		226	226		638
Ending loan balance: individually evaluated for impairment	5			5			2		45
Ending loan balance: collectively evaluated for impairment	203			203			221		181
Provision charged to expense	27		30	20		34	192		(127)
Losses charged off	(49)		(50)	(76)		(145)	(269)		(409)
Recoveries							74		124
Balance	208		160	208		160	223		226
Loan balances (1):
Balance, end of period							5,818	[1],[2]	8,015	[1],[2]
Ending allowance balance: individually evaluated for impairment	11	[3]		11	[3]		32	[1],[3]	119	[1]
Ending loan balance: collectively evaluated for impairment	$ 4,985	[3]		$ 4,985	[3]		$ 5,786	[1],[3]	$ 7,896	[1]

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.
[3]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

Note 7 - Allowances For Loan And Real Estate Losses (Details) - Allowances for Loan Losses (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowances for Loan Losses [Abstract]
Balance—beginning of year		$ 20,934	$ 20,934	$ 7,841
Provisions for estimated losses	6	22	22	859
Losses charged off			(7,445)	(4,242)
Balance—end of year			$ 14,877	$ 20,934

Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable	$ 1,357	$ 1,501	$ 1,516
Loans Receivable [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		1,083	1,085
Investment Securities [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		362	395
Deposits in Banks [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		$ 56	$ 36

Note 9 - Office Properties and Equipment (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Office Properties and Equipment (Details) [Line Items]
Depreciation	$ 713,000	$ 736,000	$ 1,445,000	$ 1,407,000
Assets Held-for-sale, Property, Plant and Equipment	2,068,000		565,000
Gain (Loss) on Disposition of Property Plant Equipment	42,000	126,000	106,000	17,000
Proceeds from Sale of Property, Plant, and Equipment	362,000	249,000	272,000	21,000
Operating Leases, Rent Expense			298,000	257,000
Rental Income, Nonoperating			66,000	67,000
2 Properties [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Assets Held-for-sale, Property, Plant and Equipment			565,000
Three Locations [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			147,000
One Location [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Land Available-for-sale			113,000
Proceeds from Sale of Property, Plant, and Equipment			237,500
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			123,000
Leasehold Improvements [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			23,500
Gain (Loss) on Sale of Loans and Leases			$ 23,500
Bank Premises [Member] | Maximum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			10 years
Minimum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			5 years
Maximum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			25 years

Note 9 - Office Properties and Equipment (Details) - Office Properties and Equipment (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Office Properties and Equipment [Abstract]
Land and land improvements		$ 5,838	$ 5,937
Buildings and improvements		21,279	21,400
Furniture and equipment		5,953	7,246
Automobiles		213	271
Total		33,283	34,854
Accumulated depreciation		(12,649)	(13,413)
Office properties and equipment—net	$ 18,386	$ 20,069	$ 21,441

Note 9 - Office Properties and Equipment (Details) - Future Minimum Rent Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Rent Commitments [Abstract]
2013	$ 160
2014	160
2015	160
2016	160
2017	160
2018 and thereafter	27
Total	$ 827

Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases [Line Items]
2013	$ 160
2014	160
Total	827
Bank Premises [Member]
Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases [Line Items]
2013	19
2014	3
Total	$ 22

Note 10 - Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block [Abstract]
Proceeds from (Repayments of) Bank Overdrafts	$ 238,000	$ 315,000
Interest-bearing Domestic Deposit, Brokered	99,000	1,800,000
Time Deposits, $100,000 or More	96,400,000	106,100,000
Cash, FDIC Insured Amount	$ 250,000

Note 10 - Deposits (Details) - Deposits (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Checking accounts, including noninterest bearing deposits of $22,570 and $25,538 in 2012 and 2011, respectively		$ 131,826	$ 137,078
Money market accounts		40,818	42,033
Savings accounts		30,664	27,904
Certificates of deposit		251,743	291,566
Total	$ 437,203	$ 455,051	$ 498,581

Note 10 - Deposits (Details) - Deposits (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Noninterest bearing deposits	$ 22,570	$ 25,538

Note 10 - Deposits (Details) - Scheduled Maturities of Certificates of Deposit (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled Maturities of Certificates of Deposit [Abstract]
2013	$ 134,893
2014	49,820
2015	30,826
2016	13,293
2017	11,340
2018 and thereafter	11,571
Total	$ 251,743

Note 10 - Deposits (Details) - Interest Expense on Deposits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Expense on Deposits [Abstract]
Interest bearing checking accounts	$ 266	$ 231
Money market accounts	124	133
Savings and certificate accounts	3,988	6,044
Early withdrawal penalties	(56)	(57)
Total	$ 4,322	$ 6,351

Note 11 - Other Borrowings (Details)	12 Months Ended
Dec. 31, 2012
Other Borrowings [Abstract]
Percent of Total Assets	0.04%
Percent of Outstanding Advances	4.10%

Note 11 - Other Borrowings (Details) - Advances (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances [Abstract]
2012		2.25%
2012 (in Dollars)		$ 3,570
2013	0.64%	0.75%
2013 (in Dollars)	2,168	2,168
2014	4.16%	4.16%
2014 (in Dollars)	114	114
2015	4.49%	4.49%
2015 (in Dollars)	616	616
2016	3.95%	3.95%
2016 (in Dollars)	82	82
2017	3.95%	3.95%
2017 (in Dollars)	85	85
Thereafter	3.95%	3.95%
Thereafter (in Dollars)	44	44
Total	1.76%	2.06%
Total (in Dollars)	$ 3,109	$ 6,679

Note 12 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 22,859,000	$ 24,850,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	15,200,000
Operating Loss Carryforwards, Limitations on Use	$405,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves	4,200,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	1,600,000
Federal Deferred Tax Asset [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	18,100,000
State Deferred Tax Asset [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 4,700,000

Note 12 - Income Taxes (Details) - Provisions (Benefits) for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred:
Federal	$ 1,946	$ (3,429)
State	45	(1,205)
Valuation allowance	$ (1,991)	$ 4,634

Note 12 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Taxes at statutory rate (in Dollars)	$ 258	$ (6,471)
Taxes at statutory rate	34.00%	34.00%
State income tax—net (in Dollars)	33	(816)
State income tax—net	4.30%	4.30%
Section 382 write-down (in Dollars)	2,381	3,123
Section 382 write-down	315.50%	(16.40%)
Change in valuation allowance (in Dollars)	(1,991)	4,634
Change in valuation allowance	(263.80%)	(24.40%)
insurance policies (in Dollars)	(269)	(262)
insurance policies	(35.60%)	1.40%
Nontaxable investments (in Dollars)	(409)	(263)
Nontaxable investments	(54.10%)	1.40%
Other—net (in Dollars)	$ (3)	$ 55
Other—net	(0.30%)	(0.30%)
Total	0.00%	0.00%

Note 12 - Income Taxes (Details) - Deferred Tax Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan and lease losses	$ 9,369	$ 11,532
Real estate owned	6,810	9,146
Section 382 net operating loss carryforward	2,527	2,665
Net operating loss carryforward	3,930	1,316
Nonaccrual loan interest	676	723
Other	313	348
Total deferred tax assets	23,625	25,730
Valuation allowance	(22,859)	(24,850)
Deferred tax asset, net of allowance	766	880
Deferred tax liabilities:
Office properties	(580)	(724)
Federal Home Loan Bank stock	(22)	(33)
Pension plan contribution	(83)
Prepaid expenses	(81)	(123)
Total deferred tax liabilities	$ (766)	$ (880)

Note 13 - Stock Based Compensation (Details) - Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options, Valuation Assumptions [Abstract]
Expected Term (years)	7 years	7 years
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%

Note 13 - Stock Based Compensation (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Activity [Abstract]
Shares	236,000
Shares (in Dollars per share)	$ 6.23
Granted	67,500	255,500
Granted (in Dollars per share)	$ 7.96	$ 6.26
Forfeited	(80,000)	(19,500)
Forfeited (in Dollars per share)	$ 6.52	$ 6.57
Shares	223,500	236,000
Shares (in Dollars per share)	$ 6.65	$ 6.23

Note 14 - Employee Benefit Plans (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Disclosure Text Block Supplement [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		75.00%
Defined Benefit Plan, Funded Percentage	86.72%	86.72%	73.46%
Multiemployer Plans, Plan Contributions				$ 299,700,000	$ 203,600,000
Percent of Total Contributions to Plan		5.00%
Pension Expense		566,000	630,000
Pension and Other Postretirement Benefit Contributions	$ 441,000	$ 991,000	$ 139,000

Note 15 - Earnings Per Share (Details) - Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations [Abstract]0
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603	19,302,603	12,720,641
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339	1,285,172
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942	20,587,775	12,720,641

Note 15 - Earnings Per Share (Details) - Diluted Earnings Per Share	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2012 Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	8,000	8,000	8,000	8,000	237,246	2,000,000

Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 13,700,000
Overdraft Protection	9,400,000
Percent of Limit	2.53%
Committed to Sell [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	600,500
Mortgage Loans [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	4,400,000
Construction Loans [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Loans in Process	881,000
Interest Rate Lock Commitments [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments, Fixed Rates	5,200,000
Derivative [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	5,200,000
Line of Credit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	14,300,000
Standby Letters of Credit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Letters of Credit Outstanding, Amount	1,900,000
Certificates of Deposit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Deposit Liability, Current	$ 134,900,000
Minimum [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Funding Period	6 months
Maximum [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Funding Period	18 months

Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available for sale investment securities:
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities	40,245	45,393	36,613
US States and Political Subdivisions Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities	40,245	45,393	36,613
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities	7,975	7,932	5,810
Corporate Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities	7,975	7,932	5,810
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities			19,654
US Government Agencies Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities			19,654
Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077

Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	$ 15,956	$ 17,580
REO, net	3,155	6,136
Estimate of Fair Value Measurement [Member]
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans			18,855	25,869
REO, net			10,891	46,695
Fair Value, Inputs, Level 3 [Member]
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	15,956	17,580	18,855	25,869
REO, net	$ 3,155	$ 6,136	$ 10,891	$ 46,695

Note 18 - Fair Value of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
Interest bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	375	375		576
Loans held for sale	3,369	4,435		3,339
Accrued interest receivable	1,357	1,501		1,516
Loans receivable—net	331,631	337,328		331,453
Other borrowings	996	3,109		6,679
Advance payments by borrowers for taxes and insurance	294	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	48,263	42,607
Cash and cash equivalents	48,263	42,607
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks	25,858	29,592
Interest bearing time deposits in banks	26,422	30,413
Federal Home Loan Bank stock	375	375
Federal Home Loan Bank stock	375	375
Loans held for sale	3,369	4,435
Loans held for sale	3,369	4,435
Cash surrender value of life insurance	23,401	23,003
Cash surrender value of life insurance	23,401	23,003
Accrued interest receivable	1,357	1,501
Checking, money market and savings accounts	198,798	203,308
Other borrowings	996	3,109
Other borrowings	1,078	3,239
Accrued interest payable	23	23
Advance payments by borrowers for taxes and insurance	294	676
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net	331,631	337,328
Loans receivable—net	339,320	351,642
Certificates of deposit	238,405	251,743
Certificates of deposit	239,505	255,573
Carrying Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Carrying Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		29,592		27,113
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,109		6,679
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Carrying Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		337,328		331,453
Certificates of deposit		251,743		291,566
Estimated Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		30,413		27,572
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,239		6,889
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		351,642		333,006
Certificates of deposit		$ 255,573		$ 293,198

Note 20 - Regulatory Matters (Details) - The Bank’s Actual and Required Capital Amounts (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital to Tangible Assets, Actual Amount (in Dollars)	$ 70,013	$ 67,434		$ 64,839
Tangible Capital to Tangible Assets, Actual Ratio	13.57%	12.73%		11.22%
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	7,739	7,944		8,666
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Ratio	1.50%	1.50%		1.50%
Tangible Capital to Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Tangible Capital to Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	13.57%	12.73%		11.22%
Tangible Capital to Tangible Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Tangible Capital to Tangible Assets, Required Per Bank Order Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, Actual Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	20,636	21,185		23,111
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%		4.00%
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio	13.57%	12.73%		11.22%
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, Actual Ratio	20.82%	19.77%		19.62%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Amount (in Dollars)	28,664	29,182		28,319
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Ratio	8.00%	8.00%		8.00%
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	20.82%	19.77%		19.62%
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio	20.82%	19.77%		19.62%
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, Actual Ratio	19.54%	18.49%		18.32%
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	19.54%	18.49%		18.32%
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Ratio	19.54%	18.49%		18.32%
To be Categorized as Adequatey Capitalized Under Prompt Corrective Action Provisions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, Actual Ratio		4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio		4.00%	[1]	4.00%	[1]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, Actual Ratio		8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		8.00%	[1]	8.00%	[1]
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, Actual Ratio		4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		4.00%	[1]	4.00%	[1]
Required Per Bank Order [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, Actual Ratio		8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio		8.00%	[2]	8.00%	[2]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		43,773	[2]	42,479	[1],[2]
Total Capital to Risk-Weighted Assets, Actual Ratio		12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		43,773	[2]	42,479	[1],[2]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		$ 43,773	[2]	$ 42,479	[1],[2]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		12.00%	[2]	12.00%	[2]

[1]	Effective with the termination of the Bank Order January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios below.
[2]	The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. The required amounts presented reflect these ratios.

Note 21 - Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Due from Related Parties	$ 1,700,000	$ 690,000
Related Party Deposit Liabilities	3,100,000	16,100,000
Related Party Transaction, Expenses from Transactions with Related Party	$ 91,000	$ 7,000

Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents (deposits in Bank)	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
TOTAL	515,751	530,395		579,046
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity	70,996	69,660		68,893	36,120
TOTAL	515,751	530,395		579,046
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents (deposits in Bank)		1,494		2,773
Investment in Bank		68,197		65,901
Other assets				221
TOTAL		69,691		68,895
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other liabilities		31		2
Stockholders’ equity		69,660		68,893
TOTAL		$ 69,691		$ 68,895

Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
EXPENSES:
INCOME TAX (EXPENSE) BENEFIT	$ 0
NET INCOME (LOSS)	84	709	387	901	755	(19,034)
OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY			(932)		(135)	3,218
COMPREHENSIVE INCOME (LOSS)	(773)	364	(545)	617	620	(15,816)
Parent Company [Member]
EXPENSES:
Management fees					120	80
Other operating expenses					409	515
Total expenses					529	595
LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					(529)	(595)
INCOME TAX (EXPENSE) BENEFIT						(138)
LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					(529)	(733)
EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					1,284	(18,301)
NET INCOME (LOSS)					755	(19,034)
OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY					(135)	3,218
COMPREHENSIVE INCOME (LOSS)					$ 620	$ (15,816)

Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 387,000	$ 901,000	$ 755,000	$ (19,034,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock compensation expense	96,000	79,000	147,000	68,000
Net cash used in operating activities	1,607,000	(562,000)	56,000	4,695,000
INVESTING ACTIVITIES—
Net cash used in investing activities	17,917,000	8,848,000	9,992,000	45,748,000
FINANCING ACTIVITIES:
Proceeds from issuance of common stock				47,592,000
Net cash provided by financing activities	(13,868,000)	(23,145,000)	(47,240,000)	(7,051,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,656,000	(14,859,000)	(37,192,000)	43,392,000
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents	48,263,000	64,940,000	42,607,000	79,799,000
Parent Company [Member]
OPERATING ACTIVITIES:
Net income (loss)			755,000	(19,034,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank			(1,284,000)	18,301,000
Stock compensation expense			147,000	68,000
Other assets			221,000	303,000
Accrued expenses and other liabilities			29,000	(139,000)
Net cash used in operating activities			(132,000)	(501,000)
INVESTING ACTIVITIES—
Investment in Bank			(1,147,000)	(44,843,000)
Loan to Bank, net of repayments				428,000
Net cash used in investing activities			(1,147,000)	(44,415,000)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock				47,592,000
Net cash provided by financing activities				47,592,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(1,279,000)	2,676,000
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			1,494,000	2,773,000
Parent Company [Member] | Beginning of Period [Member]
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			2,773,000	97,000
Parent Company [Member] | End of Period [Member]
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			$ 1,494,000	$ 2,773,000